UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of Registrant as specified in charter)

1000 Walnut St., Suite 1580, Kansas City, MO 64106
(Address of principal executive offices) (Zip code)

David W. Grim

Stradley Ronon Stevens & Young, LLP

2000 K Street, N.W., Suite 700

Washington, DC 20006-1871

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 04/30/24

ITEM 1.	REPORTS TO SHAREHOLDERS.

(a)	The Semi-Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is filed herewith.

These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

LIFE’S DIRECTION

At The Commerce Funds, we’re committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you.

We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 9 portfolios—each targeting a specific investment goal—we make it easy for you to invest with confidence not just today, but throughout all stages of your life.

Behind each of our Funds is a carefully defined investment philosophy and a commitment to high investment standards. This means, whether you are building a nest egg for retirement, planning for your child’s education, or saving for a special need, you can find investment options at The Commerce Funds.

COMMERCE FUNDS
RISK/REWARD LANDSCAPE
POTENTIAL REWARD
Short-Term Government
Bond
National Tax-Free Intermediate Bond
Missouri Tax-Free Intermediate Bond
Kansas Tax-Free Intermediate Bond
Value
Growth
MidCap Value
MidCap Growth
RISK

In general, greater returns are associated with greater risks and increased risks create the potential for greater losses.

The reports concerning The Commerce Funds portfolios (each a “Fund” and together, the “Funds”) included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”) believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

References to a specific company’s securities should not be construed as a recommendation or investment advice and there can be no assurance that as of the date of publication of this report, the securities mentioned in each Fund’s portfolio are still held or that the securities sold have not been repurchased.

THE COMMERCE FUNDS

Please note:

The information in this semi-annual report is as of April 30, 2024 and is unaudited. The securities mentioned in this report may no longer be held by the Funds. To view more recent information about each Fund’s performance and portfolio or to obtain a prospectus, please visit our website at www.commercefunds.com. This report is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus, which contains more complete information about the Funds’ investment policies, management and expenses. Investors should read the prospectus carefully before investing.

You may also receive information about the Funds by calling toll free 1-800-995-6365 or by writing to P.O. Box 219525, Kansas City, Missouri, 64121-9525, or you may contact your investment professional. The Commerce Funds publish performance and portfolio information for each Fund at the end of every calendar quarter. Investors should read the prospectus carefully before investing or sending money.

Tailored Shareholder Reports: On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports (“Tailored Shareholder Reports”). Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports to be prepared for these Funds will be for the reporting period ended October 31, 2024.

THE COMMERCE FUNDS

Performance Summaries

April 30, 2024 (Unaudited)

The following is performance information for the Funds. The returns represent past performance. Past performance is no guarantee of future results. The Funds’ investment returns will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Funds are not subject to a sales charge, so a sales charge is not applied to their total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Funds. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review

November 1, 2023 - April 30, 2024	Fund Total Return(a)	Index Total Return	Index

Equity Funds:

Growth	21.66%	23.56%	Russell 1000® Growth(b)

Value	15.54	18.42	Russell 1000® Value(c)

MidCap Growth	16.50	24.49	Russell Midcap® Growth(d)

MidCap Value(e)	15.01	16.76	Russell Midcap® Value(f)

Fixed Income Funds:

Bond	5.49	4.97	Bloomberg U.S. Aggregate Bond(g)

Short-Term Government	3.37	2.18	Bloomberg U.S. 1-5 Year Government Bond(h)

National Tax-Free Intermediate Bond	7.05	5.75	Bloomberg 3-15 Year Blend Municipal Bond(i)

Missouri Tax-Free Intermediate Bond	7.23	5.75	Bloomberg 3-15 Year Blend Municipal Bond(i)

Kansas Tax-Free Intermediate Bond	6.65	5.75	Bloomberg 3-15 Year Blend Municipal Bond(i)

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Russell 1000® Growth Index, an unmanaged index, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(c)	The Russell 1000® Value Index, an unmanaged index, measures the performance of the large-cap value segment of the U.S. equity universe. It includes Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Russell Midcap® Growth Index, an unmanaged index, measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(e)	Commenced operations on November 13, 2023

(f)	The Russell Midcap Value Index, an unmanaged index, measures the performance of the midcap value segment of the US equity universe. It includes those Russell Midcap Index companies with relatively lower price-to-book ratios, lower I/B/E/S forecast medium term (2 year) growth and lower sales per share historical growth (5 years).

(g)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage backed securities. The Index figures do not reflect any deduction for fees, taxes or expenses.

(h)	The Bloomberg U.S. 1-5 Year Government Bond Index measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. The Index figures do not reflect any deduction for fees, taxes or expenses.

(i)	The Bloomberg 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

THE GROWTH FUND

Schedule of Investments

April 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 96.0%
Automobiles* – 1.6%
18,940	Tesla, Inc.	$ 3,471,323

Beverages – 1.0%
12,165	PepsiCo., Inc.	2,139,945

Biotechnology – 0.9%
11,730	AbbVie, Inc.	1,907,767

Broadline Retail – 6.3%
67,300	Amazon.com, Inc.*	11,777,500
36,550	eBay, Inc.	1,883,787

		13,661,287

Capital Markets – 1.7%
3,780	MSCI, Inc.	1,760,686
17,860	Tradeweb Markets, Inc. Class A	1,816,541

		3,577,227

Chemicals – 1.6%
15,830	RPM International, Inc.	1,692,385
6,105	Sherwin-Williams Co.	1,829,119

		3,521,504

Commercial Services & Supplies – 2.7%
36,465	Copart, Inc.*	1,980,414
40,380	Rollins, Inc.	1,799,333
9,880	Waste Management, Inc.	2,055,238

		5,834,985

Communications Equipment – 0.9%
6,000	Motorola Solutions, Inc.	2,034,900

Consumer Staples Distribution & Retail – 1.7%
2,850	Costco Wholesale Corp.	2,060,265
24,765	Performance Food Group Co.*	1,681,048

		3,741,313

Electrical Equipment – 0.8%
6,560	Rockwell Automation, Inc.	1,777,498

Electronic Equipment, Instruments & Components – 2.6%
18,295	Amphenol Corp. Class A	2,209,487
7,350	CDW Corp.	1,777,671
41,990	Vontier Corp.	1,706,054

		5,693,212

Financial Services – 4.6%
6,715	Corpay, Inc.*	2,028,870
13,395	Fiserv, Inc.*	2,045,015
5,925	Mastercard, Inc. Class A	2,673,360
11,585	Visa, Inc. Class A	3,111,847

		9,859,092

Ground Transportation – 0.9%
56,050	CSX Corp.	1,861,981

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – 1.8%
18,930	Abbott Laboratories	$ 2,006,012
5,935	Stryker Corp.	1,997,128

		4,003,140

Health Care Providers & Services – 2.2%
3,930	McKesson Corp.	2,111,235
5,675	UnitedHealth Group, Inc.	2,744,998

		4,856,233

Hotels, Restaurants & Leisure – 3.6%
9,905	Hilton Worldwide Holdings, Inc.	1,954,058
7,410	McDonald’s Corp.	2,023,226
23,075	Starbucks Corp.	2,041,907
39,675	Travel & Leisure Co.	1,727,450

		7,746,641

Household Products – 0.9%
17,965	Church & Dwight Co., Inc.	1,938,244

Industrial Conglomerates – 0.9%
10,425	Honeywell International, Inc.	2,009,210

Insurance* – 0.9%
20,720	Arch Capital Group Ltd.	1,938,149

Interactive Media & Services – 9.0%
78,740	Alphabet, Inc. Class A*	12,817,297
15,265	Meta Platforms, Inc. Class A	6,566,545

		19,383,842

IT Services* – 0.9%
15,450	GoDaddy, Inc. Class A	1,890,771

Life Sciences Tools & Services – 0.9%
3,595	Thermo Fisher Scientific, Inc.	2,044,548

Machinery – 1.6%
7,790	Illinois Tool Works, Inc.	1,901,617
7,280	Lincoln Electric Holdings, Inc.	1,598,178

		3,499,795

Oil, Gas & Consumable Fuels – 1.7%
11,760	Cheniere Energy, Inc.	1,855,963
16,945	Targa Resources Corp.	1,932,747

		3,788,710

Pharmaceuticals – 3.9%
5,960	Eli Lilly & Co.	4,655,356
15,425	Jazz Pharmaceuticals PLC*	1,708,319
12,390	Zoetis, Inc.	1,972,983

		8,336,658

Residential REITs – 0.8%
29,060	Equity Lifestyle Properties, Inc.	1,752,027

Semiconductors & Semiconductor Equipment – 9.4%
2,850	Broadcom, Inc.	3,705,770
19,210	NVIDIA Corp.	16,597,824

		20,303,594

The accompanying notes are an integral part of these financial statements.	3

THE GROWTH FUND

Schedule of Investments (continued)

April 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – 17.4%
36,235	Bentley Systems, Inc. Class B	$ 1,903,424
6,485	Cadence Design Systems, Inc.*	1,787,461
1,475	Fair Isaac Corp.*	1,671,662
85,045	Gen Digital, Inc.	1,712,806
3,255	Intuit, Inc.	2,036,393
58,430	Microsoft Corp.	22,748,552
7,300	Palo Alto Networks, Inc.*	2,123,497
9,870	PTC, Inc.*	1,751,333
6,795	Salesforce, Inc.	1,827,447

		37,562,575

Specialty Retail – 1.7%
5,360	Home Depot, Inc.	1,791,419
7,140	Tractor Supply Co.	1,949,791

		3,741,210

Technology Hardware, Storage & Peripherals – 10.2%
118,210	Apple, Inc.	20,134,709
17,940	NetApp, Inc.	1,833,648

		21,968,357

Textiles, Apparel & Luxury Goods* – 0.9%
5,190	Lululemon Athletica, Inc.	1,871,514

TOTAL COMMON STOCKS
(Cost $110,806,652)		$207,717,252

Exchange Traded Fund – 2.5%
16,745	iShares Russell 1000 Growth ETF	$ 5,405,956
(Cost $5,085,459)

Shares	Dividend Rate	Value

Investment Company – 1.4%

State Street Institutional US Government Money Market Fund – Premier Class
2,964,407	5.250%	$ 2,964,407
(Cost $2,964,407)

TOTAL INVESTMENTS – 99.9%
(Cost $118,856,518)		$216,087,615

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		142,706

NET ASSETS – 100.0%		$216,230,321

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
REIT	—RealEstate Investment Trust

PORTFOLIO COMPOSITION

	AS OF 4/30/24	AS OF 10/31/23

Information Technology	41.4%	41.4%
Consumer Discretionary	14.1	14.9
Health Care	9.7	9.9
Communication Services	9.0	8.8
Financials	7.1	7.2
Industrials	6.9	7.4
Consumer Staples	3.6	3.5
Exchange Traded Fund	2.5	1.6
Energy	1.8	1.0
Materials	1.6	1.7
Investment Company	1.4	1.0
Real Estate	0.8	1.7

TOTAL INVESTMENTS	99.9%	100.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

4	The accompanying notes are an integral part of these financial statements.

THE VALUE FUND

Schedule of Investments

April 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 93.7%
Aerospace & Defense – 4.0%
18,750	General Dynamics Corp.	$ 5,382,938
54,500	RTX Corp.	5,532,840

		10,915,778

Air Freight & Logistics – 1.8%
33,500	United Parcel Service, Inc. Class B	4,940,580

Banks – 9.2%
142,000	Bank of America Corp.	5,255,420
40,500	JPMorgan Chase & Co.	7,765,470
217,500	KeyCorp	3,151,575
25,000	PNC Financial Services Group, Inc.	3,831,500
120,500	U.S. Bancorp	4,895,915

		24,899,880

Beverages – 2.0%
30,500	PepsiCo., Inc.	5,365,255

Biotechnology – 3.6%
29,000	AbbVie, Inc.	4,716,560
18,500	Amgen, Inc.	5,067,890

		9,784,450

Building Products – 1.1%
37,500	A.O. Smith Corp.	3,106,500

Capital Markets – 7.8%
6,250	BlackRock, Inc.	4,716,500
24,000	CME Group, Inc.	5,031,360
57,500	Morgan Stanley	5,223,300
38,500	Northern Trust Corp.	3,172,015
28,000	T. Rowe Price Group, Inc.	3,067,960

		21,211,135

Chemicals – 2.6%
16,500	Air Products & Chemicals, Inc.	3,899,610
129,500	Huntsman Corp.	3,089,870

		6,989,480

Communications Equipment – 1.8%
105,500	Cisco Systems, Inc.	4,956,390

Consumer Staples Distribution & Retail – 1.1%
41,000	Sysco Corp.	3,047,120

Diversified Telecommunication Services – 1.9%
128,000	Verizon Communications, Inc.	5,054,720

Electric Utilities – 3.3%
39,500	American Electric Power Co., Inc.	3,398,185
55,000	Duke Energy Corp.	5,404,300

		8,802,485

Electrical Equipment – 3.8%
16,750	Eaton Corp. PLC	5,330,855
47,000	Emerson Electric Co.	5,065,660

		10,396,515

Shares	Description	Value

Common Stocks – (continued)
Financial Services – 1.8%
46,000	Apollo Global Management, Inc.	$ 4,985,480

Food Products – 2.0%
74,000	Mondelez International, Inc. Class A	5,323,560

Health Care Equipment & Supplies – 1.9%
63,000	Medtronic PLC	5,055,120

Health Care Providers & Services – 3.2%
10,250	Elevance Health, Inc.	5,417,945
15,500	Laboratory Corp. of America Holdings	3,121,235

		8,539,180

Hotels, Restaurants & Leisure – 3.1%
20,500	Darden Restaurants, Inc.	3,144,905
18,750	McDonald’s Corp.	5,119,500

		8,264,405

Household Products – 2.0%
32,750	Procter & Gamble Co.	5,344,800

Industrial REITs – 1.6%
41,500	Prologis, Inc.	4,235,075

Insurance – 1.2%
45,000	MetLife, Inc.	3,198,600

IT Services – 1.7%
28,000	International Business Machines Corp.	4,653,600

Machinery – 2.9%
19,500	Illinois Tool Works, Inc.	4,760,145
35,000	Stanley Black & Decker, Inc.	3,199,000

		7,959,145

Media – 2.9%
122,500	Comcast Corp. Class A	4,668,475
19,750	Nexstar Media Group, Inc.	3,161,185

		7,829,660

Multi-Utilities – 1.3%
68,000	Dominion Energy, Inc.	3,466,640

Oil, Gas & Consumable Fuels – 7.9%
58,500	Chevron Corp.	9,434,295
41,000	EOG Resources, Inc.	5,417,330
42,000	ONEOK, Inc.	3,323,040
19,500	Valero Energy Corp.	3,117,465

		21,292,130

Pharmaceuticals – 4.3%
33,500	Johnson & Johnson	4,843,765
52,000	Merck & Co., Inc.	6,719,440

		11,563,205

Semiconductors & Semiconductor Equipment – 6.3%
3,850	Broadcom, Inc.	5,006,039
37,500	Microchip Technology, Inc.	3,449,250
31,500	Skyworks Solutions, Inc.	3,357,585
30,500	Texas Instruments, Inc.	5,380,810

		17,193,684

The accompanying notes are an integral part of these financial statements.	5

THE VALUE FUND

Schedule of Investments (continued)

April 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – 1.7%
41,500	Oracle Corp.	$ 4,720,625

Specialized REITs – 1.1%
12,000	Public Storage	3,113,400

Specialty Retail – 2.8%
41,000	Best Buy Co., Inc.	3,019,240
13,750	Home Depot, Inc.	4,595,525

		7,614,765

TOTAL COMMON STOCKS
(Cost $212,756,721)		$253,823,362

Exchange Traded Fund – 4.1%
65,000	iShares Russell 1000 Value ETF	$ 11,147,500
(Cost $10,500,697)

Shares	Dividend Rate	Value

Investment Company – 2.3%

State Street Institutional US Government Money Market Fund – Premier Class
6,130,595	5.250%	$ 6,130,595
(Cost $6,130,595)

TOTAL INVESTMENTS – 100.1%
(Cost $229,388,013)		$271,101,457

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(346,899)

NET ASSETS – 100.0%		$270,754,558

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviation:
REIT—Real Estate Investment Trust

PORTFOLIO COMPOSITION

	AS OF 4/30/24	AS OF 10/31/23

Financials	20.0%	18.8%
Industrials	13.7	14.8
Health Care	13.0	14.8
Information Technology	11.5	9.9
Energy	7.9	8.4
Consumer Staples	7.1	7.1
Consumer Discretionary	5.9	6.2
Communication Services	4.8	4.5
Utilities	4.6	4.4
Exchange Traded Fund	4.1	3.0
Real Estate	2.7	2.9
Materials	2.5	4.3
Investment Company	2.3	0.9

TOTAL INVESTMENTS	100.1%	100.0%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

6	The accompanying notes are an integral part of these financial statements.

THE MIDCAP GROWTH FUND

Schedule of Investments

April 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 97.7%
Aerospace & Defense – 1.3%
39,735	Howmet Aerospace, Inc.	$ 2,652,311

Biotechnology* – 3.7%
31,655	BioMarin Pharmaceutical, Inc.	2,556,458
113,175	Exelixis, Inc.	2,655,085
62,725	Ionis Pharmaceuticals, Inc.	2,588,034

		7,799,577

Broadline Retail – 1.3%
51,635	eBay, Inc.	2,661,268

Capital Markets – 6.0%
149,580	Blue Owl Capital, Inc.	2,825,566
5,500	FactSet Research Systems, Inc.	2,292,895
9,015	Morningstar, Inc.	2,548,090
4,795	MSCI, Inc.	2,233,463
25,740	Tradeweb Markets, Inc. Class A	2,618,015

		12,518,029

Chemicals – 1.2%
22,785	RPM International, Inc.	2,435,944

Commercial Services & Supplies – 3.9%
14,670	MSA Safety, Inc.	2,646,468
57,300	Rollins, Inc.	2,553,288
14,815	Tetra Tech, Inc.	2,884,777

		8,084,533

Consumer Staples Distribution & Retail – 1.3%
8,510	Casey’s General Stores, Inc.	2,719,626

Electrical Equipment – 1.2%
9,520	Rockwell Automation, Inc.	2,579,539

Electronic Equipment, Instruments & Components – 5.1%
23,935	Amphenol Corp. Class A	2,890,630
10,695	CDW Corp.	2,586,693
17,805	Keysight Technologies, Inc.*	2,634,072
60,275	Vontier Corp.	2,448,973

		10,560,368

Entertainment* – 1.2%
18,075	Take-Two Interactive Software, Inc.	2,581,291

Financial Services – 1.2%
23,820	Apollo Global Management, Inc.	2,581,612

Food Products – 1.0%
26,005	Lamb Weston Holdings, Inc.	2,167,257

Ground Transportation – 2.3%
13,755	JB Hunt Transport Services, Inc.	2,236,150
14,515	Landstar System, Inc.	2,531,561

		4,767,711

Health Care Equipment & Supplies* – 1.2%
5,065	IDEXX Laboratories, Inc.	2,495,829

Health Care Providers & Services – 3.5%
11,090	Cencora, Inc.	2,651,064
4,180	Chemed Corp.	2,374,240
6,445	Molina Healthcare, Inc.*	2,204,835

		7,230,139

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – 5.2%
5,940	Domino’s Pizza, Inc.	$ 3,143,864
12,745	Hilton Worldwide Holdings, Inc.	2,514,333
57,070	Travel & Leisure Co.	2,484,828
19,655	Yum! Brands, Inc.	2,776,269

		10,919,294

Household Products – 1.3%
26,050	Church & Dwight Co., Inc.	2,810,534

Insurance – 2.4%
29,095	Arch Capital Group Ltd.*	2,721,547
10,655	Primerica, Inc.	2,257,368

		4,978,915

IT Services* – 3.6%
5,585	Gartner, Inc.	2,304,315
22,520	GoDaddy, Inc. Class A	2,755,998
14,130	VeriSign, Inc.	2,394,752

		7,455,065

Life Sciences Tools & Services – 8.1%
18,220	Agilent Technologies, Inc.	2,496,869
37,330	Bio-Techne Corp.	2,359,629
28,860	Bruker Corp.	2,251,369
10,615	IQVIA Holdings, Inc.*	2,460,239
2,055	Mettler-Toledo International, Inc.*	2,527,033
7,700	Waters Corp.*	2,379,608
6,805	West Pharmaceutical Services, Inc.	2,432,651

		16,907,398

Machinery – 6.1%
40,950	Donaldson Co., Inc.	2,956,590
28,785	Graco, Inc.	2,308,557
10,480	Lincoln Electric Holdings, Inc.	2,300,674
27,015	Otis Worldwide Corp.	2,463,768
30,035	Toro Co.	2,630,766

		12,660,355

Media* – 1.3%
32,145	Trade Desk, Inc. Class A	2,663,213

Oil, Gas & Consumable Fuels – 5.2%
16,485	Cheniere Energy, Inc.	2,601,663
33,995	ONEOK, Inc.	2,689,684
24,600	Targa Resources Corp.	2,805,876
4,755	Texas Pacific Land Corp.	2,740,307

		10,837,530

Pharmaceuticals* – 1.1%
21,500	Jazz Pharmaceuticals PLC	2,381,125

Professional Services – 3.8%
18,275	Booz Allen Hamilton Holding Corp.	2,698,669
13,140	Broadridge Financial Solutions, Inc.	2,541,408
21,815	Paychex, Inc.	2,591,840

		7,831,917

Real Estate Management & Development* – 1.2%
27,860	CoStar Group, Inc.	2,550,026

Residential REITs – 1.2%
40,955	Equity LifeStyle Properties, Inc.	2,469,177

The accompanying notes are an integral part of these financial statements.	7

THE MIDCAP GROWTH FUND

Schedule of Investments (continued)

April 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 2.7%
25,050	Teradyne, Inc.	$ 2,913,816
16,600	Universal Display Corp.	2,622,468

		5,536,284

Software – 9.7%
7,815	ANSYS, Inc.*	2,538,937
57,485	Dynatrace, Inc.*	2,604,645
2,150	Fair Isaac Corp.*	2,436,659
124,290	Gen Digital, Inc.	2,503,201
10,685	Manhattan Associates, Inc.*	2,201,751
42,750	Nutanix, Inc. Class A*	2,594,925
14,140	PTC, Inc.*	2,509,002
6,375	Tyler Technologies, Inc.*	2,942,381

		20,331,501

Specialty Retail – 5.6%
34,145	Best Buy Co., Inc.	2,514,438
12,840	Five Below, Inc.*	1,879,006
18,255	Ross Stores, Inc.	2,364,935
10,440	Tractor Supply Co.	2,850,955
5,120	Ulta Beauty, Inc.*	2,072,781

		11,682,115

Technology Hardware, Storage & Peripherals – 1.3%
25,690	NetApp, Inc.	2,625,775

Textiles, Apparel & Luxury Goods* – 2.5%
2,930	Deckers Outdoor Corp.	2,398,117
43,980	Skechers USA, Inc. Class A	2,904,879

		5,302,996

TOTAL COMMON STOCKS
(Cost $153,598,412)		$203,778,254

Exchange Traded Fund – 1.5%

29,150	iShares Russell Mid-Cap Growth ETF	$ 3,131,876
(Cost $3,127,610)

Shares	Dividend Rate	Value

Investment Company – 0.8%

State Street Institutional US Government Money Market Fund – Premier Class
1,760,548	5.250%	$ 1,760,548
(Cost $1,760,548)

TOTAL INVESTMENTS – 100.0%
(Cost $158,486,570)		$208,670,678

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%		(37,028)

NET ASSETS – 100.0%		$208,633,650

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
REIT—Real Estate Investment Trust

PORTFOLIO COMPOSITION

	AS OF 4/30/24	AS OF 10/31/23

Information Technology	22.3%	20.2%
Industrials	18.5	21.6
Health Care	17.6	18.7
Consumer Discretionary	14.7	12.1
Financials	9.6	9.7
Energy	5.2	3.7
Consumer Staples	3.7	3.6
Communication Services	2.5	1.2
Real Estate	2.4	2.4
Exchange Traded Fund	1.5	3.1
Materials	1.2	1.2
Investment Company	0.8	3.0

TOTAL INVESTMENTS	100.0%	100.5%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

8	The accompanying notes are an integral part of these financial statements.

THE MIDCAP VALUE FUND

Schedule of Investments

April 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 94.7%
Aerospace & Defense – 2.4%
1,535	Huntington Ingalls Industries, Inc.	$ 425,088
2,110	L3Harris Technologies, Inc.	451,645

		876,733

Air Freight & Logistics – 1.1%
1,580	FedEx Corp.	413,612

Automobile Components – 2.2%
12,470	Gentex Corp.	427,721
3,100	Lear Corp.	390,197

		817,918

Automobiles – 1.1%
4,075	Thor Industries, Inc.	405,137

Banks – 3.6%
10,175	Bank OZK	454,314
33,485	Huntington Bancshares, Inc.	451,043
29,470	KeyCorp	427,020

		1,332,377

Capital Markets – 8.0%
3,470	Blackstone, Inc.	404,637
2,080	CME Group, Inc.	436,051
2,325	Evercore, Inc. Class A	421,987
27,980	Invesco Ltd.	396,477
11,080	Lazard, Inc.	426,580
5,915	State Street Corp.	428,778
3,780	T. Rowe Price Group, Inc.	414,175

		2,928,685

Chemicals – 7.0%
1,880	Air Products & Chemicals, Inc.	444,319
2,665	Celanese Corp.	409,371
17,590	Huntsman Corp.	419,698
4,455	LyondellBasell Industries NV Class A	445,366
3,170	PPG Industries, Inc.	408,930
6,165	Scotts Miracle-Gro Co.	422,549

		2,550,233

Consumer Staples Distribution & Retail – 2.3%
8,000	Kroger Co.	443,040
5,535	Sysco Corp.	411,361

		854,401

Electric Utilities – 2.5%
9,205	Alliant Energy Corp.	458,409
6,165	Pinnacle West Capital Corp.	454,052

		912,461

Electrical Equipment – 2.4%
4,005	Emerson Electric Co.	431,659
1,585	Rockwell Automation, Inc.	429,471

		861,130

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 3.8%
13,785	Corning, Inc.	$ 460,143
1,925	Littelfuse, Inc.	443,982
4,245	TD SYNNEX Corp.	500,231

		1,404,356

Gas Utilities – 1.2%
3,855	Atmos Energy Corp.	454,504

Ground Transportation – 1.2%
2,440	Landstar System, Inc.	425,560

Health Care Equipment & Supplies – 2.3%
1,850	Becton Dickinson & Co.	434,010
2,025	STERIS PLC	414,234

		848,244

Health Care Providers & Services – 2.3%
1,365	HCA Healthcare, Inc.	422,905
2,090	Laboratory Corp. of America Holdings	420,863

		843,768

Health Care REITs – 1.2%
14,445	Omega Healthcare Investors, Inc.	439,272

Hotels, Restaurants & Leisure – 1.2%
2,750	Darden Restaurants, Inc.	421,878

Household Durables – 1.0%
3,945	Whirlpool Corp.	374,223

Household Products – 1.2%
2,970	Clorox Co.	439,174

Insurance – 5.9%
3,705	Cincinnati Financial Corp.	428,631
10,080	CNA Financial Corp.	442,915
6,120	MetLife, Inc.	435,010
5,295	Principal Financial Group, Inc.	419,046
8,425	Unum Group	427,148

		2,152,750

IT Services – 1.2%
4,995	Amdocs Ltd.	419,530

Leisure Products – 1.3%
8,005	Hasbro, Inc.	490,706

Life Sciences Tools & Services – 1.2%
3,075	Agilent Technologies, Inc.	421,398

Machinery – 9.5%
5,660	Allison Transmission Holdings, Inc.	416,293
1,555	Cummins, Inc.	439,272
2,550	Dover Corp.	457,215
1,680	Illinois Tool Works, Inc.	410,105
3,720	Oshkosh Corp.	417,644
5,410	Pentair PLC	427,877
4,740	Stanley Black & Decker, Inc.	433,236
5,175	Timken Co.	461,714

		3,463,356

The accompanying notes are an integral part of these financial statements.	9

THE MIDCAP VALUE FUND

Schedule of Investments (continued)

April 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media – 2.4%
13,810	Interpublic Group of Cos., Inc.	$ 420,376
4,795	Omnicom Group, Inc.	445,168

		865,544

Multi-Utilities – 3.8%
5,055	Consolidated Edison, Inc.	477,192
6,425	Sempra	460,223
5,600	WEC Energy Group, Inc.	462,784

		1,400,199

Oil, Gas & Consumable Fuels – 4.8%
5,640	ONEOK, Inc.	446,237
765	Texas Pacific Land Corp.	440,870
2,655	Valero Energy Corp.	424,455
11,715	Williams Cos., Inc.	449,387

		1,760,949

Professional Services – 1.2%
3,760	Paychex, Inc.	446,726

Residential REITs – 2.5%
2,455	AvalonBay Communities, Inc.	465,395
1,865	Essex Property Trust, Inc.	459,256

		924,651

Retail REITs – 1.2%
7,575	Regency Centers Corp.	448,591

Semiconductors & Semiconductor Equipment – 4.9%
5,105	Microchip Technology, Inc.	469,558
3,560	MKS Instruments, Inc.	423,569
4,265	Skyworks Solutions, Inc.	454,606
2,695	Universal Display Corp.	425,756

		1,773,489

Specialized REITs – 4.6%
4,320	Crown Castle, Inc.	405,130
3,245	Digital Realty Trust, Inc.	450,341
3,185	Extra Space Storage, Inc.	427,682
12,615	Weyerhaeuser Co.	380,594

		1,663,747

Specialty Retail – 1.1%
5,545	Best Buy Co., Inc.	408,334

Textiles, Apparel & Luxury Goods – 1.1%
2,445	Ralph Lauren Corp.	400,100

TOTAL COMMON STOCKS
(Cost $33,338,326)		$34,643,736

Exchange Traded Fund – 3.6%
11,000	iShares Russell Mid-Cap Value ETF	$ 1,307,460
(Cost $1,212,927)

Shares	Dividend Rate	Value

Investment Company – 1.4%

State Street Institutional US Government Money Market Fund – Premier Class
508,687	5.250%	$ 508,687
(Cost $508,687)

TOTAL INVESTMENTS – 99.7%
(Cost $34,059,940)		$36,459,883

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		99,643

NET ASSETS – 100.0%		$36,559,526

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviation:
REIT	—RealEstate Investment Trust

PORTFOLIO COMPOSITION

AS OF 4/30/24

Industrials	17.7%
Financials	17.5
Information Technology	9.8
Real Estate	9.5
Consumer Discretionary	9.1
Utilities	7.6
Materials	7.0
Health Care	5.8
Energy	4.8
Exchange Traded Fund	3.6
Consumer Staples	3.5
Communication Services	2.4
Investment Company	1.4

TOTAL INVESTMENTS	99.7%

The Fund commenced operations on November 13, 2023. As such, portfolio composition for the Fund is only presented as of April 30, 2024.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

10	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments

April 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 42.5%
Aerospace/Defense – 0.7%
Boeing Co.(a)
$ 5,000,000	5.805%		05/01/50	$4,421,813

General Electric Co.
3,413,000	6.150		08/07/37	3,503,997

				7,925,810

Auto Manufacturers – 2.4%
BMW U.S. Capital LLC(a)(b)
1,475,000	3.750		04/12/28	1,393,867
5,000,000	5.150		04/02/34	4,815,700

Ford Motor Credit Co. LLC
2,500,000	4.134		08/04/25	2,438,239
2,000,000	6.050	(a)	03/05/31	1,968,872

General Motors Co.(a)
3,450,000	6.600		04/01/36	3,549,122

General Motors Financial Co., Inc.(a)
2,000,000	2.400		04/10/28	1,769,019
1,615,000	3.100		01/12/32	1,331,548

Mercedes-Benz Finance North America LLC(b)
3,900,000	4.800		03/30/28	3,824,655
2,000,000	5.050		08/03/33	1,937,271

Volkswagen Group of America Finance LLC(a)(b)
4,000,000	6.450		11/16/30	4,136,835

				27,165,128

Banks – 6.9%
Bank of America Corp.
3,000,000	4.450		03/03/26	2,938,248

(3 mo. USD Term SOFR + 1.302%),
6,749,000	3.419	(a)(c)	12/20/28	6,253,591

Citigroup, Inc.
3,500,000	4.450		09/29/27	3,371,591

(Secured Overnight Financing Rate + 2.086%),
4,400,000	4.910	(a)(c)	05/24/33	4,133,424

(Secured Overnight Financing Rate + 1.379%),
2,000,000	2.904	(a)(c)	11/03/42	1,366,632

HSBC Holdings PLC(a)(c) (Secured Overnight Financing Rate + 2.650%)
3,150,000	6.332		03/09/44	3,223,476

Huntington Bancshares, Inc.(a)(c) (Secured Overnight Financing Rate + 2.050%)
4,000,000	5.023		05/17/33	3,689,554

JPMorgan Chase & Co. (Secured Overnight Financing Rate + 0.885%),
1,500,000	6.239	(a)(c)	04/22/27	1,504,402

(Secured Overnight Financing Rate + 1.560%),
1,000,000	4.323	(a)(c)	04/26/28	966,515

(3 mo. USD Term SOFR + 1.592%),
2,000,000	4.452	(a)(c)	12/05/29	1,913,552

(3 mo. USD Term SOFR + 1.422%),
1,650,000	3.702	(a)(c)	05/06/30	1,512,987
2,520,000	5.600		07/15/41	2,505,994

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
KeyBank NA
$ 3,000,000	3.400%		05/20/26	$2,816,577

Morgan Stanley(a)(c) (Secured Overnight Financing Rate + 1.200%)
2,900,000	2.511		10/20/32	2,335,330

Northern Trust Corp.(a)
4,000,000	3.150		05/03/29	3,651,385
1,500,000	1.950		05/01/30	1,243,588

PNC Bank NA
3,830,000	4.050		07/26/28	3,584,509

Truist Financial Corp.
3,500,000	2.500	(a)	08/01/24	3,470,937

(Secured Overnight Financing Rate + 2.300%),
1,900,000	6.123	(a)(c)	10/28/33	1,896,861

(Secured Overnight Financing Rate + 1.852%),
1,776,000	5.122	(a)(c)	01/26/34	1,654,222

U.S. Bancorp (Secured Overnight Financing Rate + 1.230%),
1,000,000	4.653	(a)(c)	02/01/29	963,617

(Secured Overnight Financing Rate + 1.600%),
7,000,000	4.839	(a)(c)	02/01/34	6,459,073

(Secured Overnight Financing Rate + 1.860%),
1,350,000	5.678	(a)(c)	01/23/35	1,318,487

UBS Group AG
(1 yr. CMT + 0.850%),
2,000,000	1.494	(a)(b)(c)	08/10/27	1,810,870
(1 yr. CMT + 1.750%),
2,500,000	4.751	(a)(b)(c)	05/12/28	2,419,324

Wells Fargo & Co.
2,500,000	4.100		06/03/26	2,422,058
1,500,000	4.650		11/04/44	1,247,111
5,000,000	4.750		12/07/46	4,172,376

Wells Fargo Bank NA(d)
2,000,000	6.180		02/15/36	1,925,982

				76,772,273

Beverages(a) – 0.7%
Anheuser-Busch InBev Worldwide, Inc.
1,000,000	4.600		04/15/48	862,898
6,000,000	4.439		10/06/48	5,027,038

PepsiCo, Inc.
2,190,000	4.450		04/14/46	1,884,320

				7,774,256

Biotechnology(a) – 0.3%
Amgen, Inc.
1,000,000	5.600		03/02/43	964,210
3,175,000	2.770		09/01/53	1,843,330

				2,807,540

Chemicals(a) – 0.2%
Linde, Inc.
2,000,000	3.200		01/30/26	1,927,653

Sherwin-Williams Co.
1,075,000	2.200		03/15/32	853,677

				2,781,330

The accompanying notes are an integral part of these financial statements.	11

THE BOND FUND

Schedule of Investments (continued)

April 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – 1.6%
Corp. of Gonzaga University
$ 3,500,000	4.158%	04/01/46	$2,667,088

Emory University(a)
2,000,000	1.566	09/01/25	1,897,486

Equifax, Inc.(a)
2,000,000	5.100	12/15/27	1,969,920

Henry J Kaiser Family Foundation
6,250,000	3.356	12/01/25	6,055,779

Northwestern University
1,000,000	4.643	12/01/44	908,352

PayPal Holdings, Inc.(a)
3,600,000	5.250	06/01/62	3,241,198

Thomas Jefferson University
1,375,000	2.368	11/01/25	1,290,082

			18,029,905

Computers(a) – 0.3%
CGI, Inc.
4,000,000	2.300	09/14/31	3,105,287

Computers & Peripherals(a) – 0.4%
Amazon.com, Inc.
2,000,000	4.700	12/01/32	1,942,191

Meta Platforms, Inc.
2,320,000	3.850	08/15/32	2,105,681

			4,047,872

Distribution/Wholesale(a) – 0.3%
WW Grainger, Inc.
3,260,000	4.600	06/15/45	2,841,794

Diversified Financial Services – 1.4%
Aircastle Ltd.(a)
1,000,000	4.250	06/15/26	966,761

Aviation Capital Group LLC(a)(b)
5,500,000	1.950	09/20/26	4,995,809

Brookfield Finance, Inc.(a)
3,100,000	4.700	09/20/47	2,559,355

Capital One Financial Corp.(a)(c) (Secured Overnight Financing Rate + 2.370%)
3,000,000	5.268	05/10/33	2,841,886

CDP Financial, Inc.(b)
1,000,000	3.150	07/24/24	994,502

Charles Schwab Corp.(a)
1,225,000	2.750	10/01/29	1,080,021
2,500,000	1.950	12/01/31	1,958,382

			15,396,716

Electrical Equipment – 4.2%
Arizona Public Service Co.
2,150,000	6.875	08/01/36	2,214,337

Consumers Energy Co.(a)
3,290,000	3.950	07/15/47	2,569,438

Emerson Electric Co.
1,000,000	6.125	04/15/39	1,033,167

Entergy Louisiana LLC(a)
3,000,000	3.780	04/01/25	2,929,018

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical Equipment – (continued)
Evergy Kansas Central, Inc.(a)
$ 7,435,000	5.900%	11/15/33	$7,536,513

Florida Power & Light Co.(a)
1,250,000	4.550	10/01/44	1,031,988

Louisville Gas & Electric Co.(a)
1,850,000	4.650	11/15/43	1,540,896

National Grid USA
3,375,000	8.000	11/15/30	3,697,198

National Rural Utilities Cooperative Finance Corp.(a)
4,000,000	5.800	01/15/33	4,056,086

Nevada Power Co.(a)
1,250,000	3.125	08/01/50	779,081

Ohio Power Co.
2,870,000	5.850	10/01/35	2,816,657

Pacific Gas & Electric Co.(a)
1,000,000	4.550	07/01/30	927,648
1,000,000	4.950	07/01/50	813,302

PacifiCorp
2,200,000	6.100	08/01/36	2,206,422

PG&E Wildfire Recovery Funding LLC
1,008,517	3.594	06/01/32	955,433

PPL Electric Utilities Corp.(a)
2,225,000	4.750	07/15/43	1,959,711

Public Service Enterprise Group, Inc.(a)
5,500,000	8.625	04/15/31	6,108,314

Southern California Edison Co.
1,000,000	5.550	01/15/37	955,470

Wisconsin Power & Light Co.(a)
1,000,000	1.950	09/16/31	787,919

Wisconsin Public Service Corp.(a)
3,000,000	3.300	09/01/49	2,002,843

			46,921,441

Energy Minerals(a) – 0.3%
HF Sinclair Corp.
3,850,000	5.875	04/01/26	3,858,421

Entertainment(a) – 0.1%
Warnermedia Holdings, Inc.
1,000,000	3.755	03/15/27	942,836

Food(a)(b) – 0.6%
Nestle Holdings, Inc.
6,700,000	4.300	10/01/32	6,371,861

Gas(a) – 0.6%
Atmos Energy Corp.
1,400,000	4.125	03/15/49	1,098,402

Boston Gas Co.(b)
2,900,000	3.001	08/01/29	2,525,611

Northwest Natural Gas Co.
4,650,000	3.869	06/15/49	3,171,248

			6,795,261

Healthcare-Products(a) – 0.2%
Baxter International, Inc.
3,000,000	2.539	02/01/32	2,404,753

12	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

April 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare-Services – 2.2%
Adventist Health System(a)
$ 7,000,000	2.952%		03/01/29	$6,176,687

Ascension Health
3,000,000	2.532	(a)	11/15/29	2,614,094
1,500,000	3.945		11/15/46	1,197,812

Baptist Health South Florida, Inc.
3,695,000	4.342		11/15/41	3,079,937

Community Health Network, Inc.
2,225,000	4.237		05/01/25	2,169,076

Mayo Clinic
2,600,000	3.774		11/15/43	2,083,934

SSM Health Care Corp.(a)
4,990,000	3.823		06/01/27	4,757,374
3,000,000	4.894		06/01/28	2,941,652

				25,020,566

Insurance – 5.9%
Americo Life, Inc.(b)
5,206,000	3.450		04/15/31	4,011,890

Aon North America, Inc.(a)
2,175,000	5.750		03/01/54	2,103,972

Arch Capital Group Ltd.
2,149,000	7.350		05/01/34	2,364,929

Arthur J Gallagher & Co.(a)
1,000,000	5.450		07/15/34	971,405

Assured Guaranty U.S. Holdings, Inc.(a)
4,715,000	3.150		06/15/31	3,997,878

AXIS Specialty Finance LLC(a)
3,000,000	3.900		07/15/29	2,796,576

Berkshire Hathaway Finance Corp.(a)
4,220,000	4.200		08/15/48	3,507,163

Equitable Financial Life Global Funding(b)
3,000,000	1.300		07/12/26	2,714,941
5,000,000	1.750		11/15/30	3,931,162

Guardian Life Global Funding(b)
5,000,000	1.250		11/19/27	4,348,316

Horace Mann Educators Corp.(a)
2,000,000	7.250		09/15/28	2,098,510

Loews Corp.
3,000,000	6.000		02/01/35	3,100,846

MassMutual Global Funding II(b)
2,670,000	1.550		10/09/30	2,107,800

MetLife, Inc.(a)
2,055,000	10.750		08/01/69	2,715,438

New York Life Global Funding(b)
9,000,000	4.550		01/28/33	8,411,958

Principal Life Global Funding II(b)
2,600,000	5.500		06/28/28	2,566,607

Prudential Insurance Co. of America(b)
2,775,000	8.300		07/01/25	2,832,131

Reinsurance Group of America, Inc.(a)
2,500,000	3.150		06/15/30	2,181,293
1,811,000	6.000		09/15/33	1,817,958
(3 mo. USD Term SOFR + 2.927%),
2,000,000	8.256	(c)	12/15/65	1,940,000

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Reliance Standard Life Global Funding II(b)
$ 1,750,000	2.750%		01/21/27	$1,598,190

Teachers Insurance & Annuity Association of America(a)(b)
3,000,000	4.270		05/15/47	2,343,802

Travelers Cos., Inc.(a)
2,000,000	4.100		03/04/49	1,598,441

				66,061,206

Machinery-Diversified – 0.3%
John Deere Capital Corp.
4,000,000	4.350		09/15/32	3,755,586

Media – 0.2%
Comcast Corp.
1,250,000	6.400		05/15/38	1,292,258
1,500,000	2.800	(a)	01/15/51	894,508

				2,186,766

Metals & Mining – 0.2%
Southern Copper Corp.
2,000,000	5.875		04/23/45	1,941,742

Oil-Field Services – 1.9%
Apache Corp.(a)
2,835,000	5.100		09/01/40	2,359,703

BP Capital Markets America, Inc.(a)
4,000,000	3.543		04/06/27	3,813,773

Equinor ASA
1,795,000	6.800		01/15/28	1,876,799

Phillips 66(a)
3,000,000	4.650		11/15/34	2,744,227

Saudi Arabian Oil Co.(b)
5,000,000	3.500		04/16/29	4,588,800

Schlumberger Investment SA(a)
3,600,000	2.650		06/26/30	3,115,436

Tosco Corp.
2,095,000	8.125		02/15/30	2,373,274

				20,872,012

Paper and Forest Products – 0.7%
Georgia-Pacific LLC(a)(b)
5,000,000	2.100		04/30/27	4,535,082

International Paper Co.
2,925,000	8.700		06/15/38	3,497,737

				8,032,819

Pharmaceuticals – 1.4%
Bristol-Myers Squibb Co.(a)
3,250,000	3.900		02/20/28	3,104,227

CVS Pass-Through Trust(b)
1,924,978	7.507		01/10/32	1,959,633

Johnson & Johnson
4,970,000	5.950		08/15/37	5,289,343

Pfizer, Inc.
2,000,000	1.750	(a)	08/18/31	1,579,982
2,900,000	7.200		03/15/39	3,340,861

				15,274,046

The accompanying notes are an integral part of these financial statements.	13

THE BOND FUND

Schedule of Investments (continued)

April 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – 1.8%
DCP Midstream Operating LP
$ 3,397,000	8.125%	08/16/30	$3,799,446

Energy Transfer LP(a)
3,000,000	4.900	03/15/35	2,745,235

Kinder Morgan Energy Partners LP
4,175,000	5.800	03/15/35	4,100,638

ONEOK, Inc.(a)
2,635,000	3.950	03/01/50	1,867,753

Tennessee Gas Pipeline Co. LLC
628,000	8.375	06/15/32	713,468
1,450,000	7.625	04/01/37	1,616,408

TransCanada PipeLines Ltd.(a)
1,000,000	4.625	03/01/34	907,725

Transcanada Trust(a)(c)
(3 mo. USD LIBOR + 3.208%)
4,660,000	5.300	03/15/77	4,316,966

			20,067,639

Real Estate(a) – 3.8%

Alexandria Real Estate Equities, Inc.
2,500,000	5.250	05/15/36	2,349,403

AvalonBay Communities, Inc.
1,500,000	1.900	12/01/28	1,292,988

Camden Property Trust
6,000,000	4.900	01/15/34	5,640,956

DOC DR LLC
1,325,000	2.625	11/01/31	1,066,604

Healthcare Realty Holdings LP
1,075,000	2.050	03/15/31	809,965

Kimco Realty OP LLC
1,000,000	3.850	06/01/25	978,463

Mid-America Apartments LP
1,900,000	1.100	09/15/26	1,714,332

Omega Healthcare Investors, Inc.
4,500,000	4.750	01/15/28	4,264,443

Prologis Targeted U.S. Logistics Fund LP(b)
4,000,000	5.500	04/01/34	3,882,094

Realty Income Corp.
2,400,000	0.750	03/15/26	2,194,752
2,400,000	3.950	08/15/27	2,292,618

SBA Tower Trust(b)
1,575,000	2.836	01/15/50	1,539,778

Scentre Group Trust 1/Scentre Group Trust 2(b)
4,000,000	3.750	03/23/27	3,787,037

Simon Property Group LP
1,500,000	6.250	01/15/34	1,550,298

Sun Communities Operating LP
1,000,000	2.700	07/15/31	806,861

Ventas Realty LP
2,910,000	3.500	02/01/25	2,857,228

Welltower OP LLC
5,900,000	2.750	01/15/32	4,812,837

			41,840,657

Semiconductors(a) – 0.7%
Broadcom, Inc.(b)
3,500,000	3.469	04/15/34	2,896,817

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors(a) – (continued)
Texas Instruments, Inc.
$ 6,000,000	3.650%		08/16/32	$5,380,850

				8,277,667

Software(a) – 0.3%

Salesforce, Inc.
2,850,000	1.950		07/15/31	2,299,857
1,000,000	2.900		07/15/51	628,176

				2,928,033

Telecommunications – 0.7%

AT&T, Inc.
4,000,000	6.250		03/29/41	4,025,031

Bell Telephone Co. of Canada or Bell Canada(a)
3,850,000	5.100		05/11/33	3,690,463

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC(a)(b)
500,000	4.738		09/20/29	497,060

				8,212,554

Transportation – 1.0%

Burlington Northern Santa Fe LLC(a)
1,220,000	4.950		09/15/41	1,123,786

Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,259,267
1,310,000	2.450	(a)	05/01/50	764,719

Canadian Pacific Railway Co.
1,980,000	5.750		01/15/42	1,902,200
1,635,000	4.950	(a)	08/15/45	1,442,392
1,500,000	4.700	(a)	05/01/48	1,262,272
2,500,000	6.125	(a)(e)	09/15/15	2,469,690

Kansas City Southern Railway Co.(a)
500,000	4.950		08/15/45	391,739

				10,616,065

Trucking & Leasing(a) – 0.2%
GATX Corp.
3,155,000	3.100		06/01/51	1,925,096

TOTAL CORPORATE OBLIGATIONS
(Cost $528,614,058)				$472,954,938

U.S. Treasury Obligations – 16.9%
U.S. Treasury Bonds
$12,000,000	1.750%		08/15/41	$7,612,500
10,000,000	2.750		08/15/42	7,394,531
3,000,000	3.125		08/15/44	2,309,297
2,125,000	2.500		02/15/45	1,456,953
5,000,000	2.500		02/15/46	3,387,500
38,000,000	2.750		11/15/47	26,551,016
6,000,000	3.000		02/15/48	4,393,359
22,800,000	3.125		05/15/48	17,066,156
7,000,000	2.250		08/15/49	4,340,820

U.S. Treasury Inflation-Indexed Bonds
9,611,560	0.750		02/15/42	7,282,698

14	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

April 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)

U.S. Treasury Inflation-Indexed Notes
$ 6,422,100	0.375%	01/15/27	$6,072,133
U.S. Treasury Notes
5,000,000	2.875	05/31/25	4,875,586
5,000,000	1.500	08/15/26	4,624,609
2,000,000	2.250	02/15/27	1,862,813
6,380,000	0.625	05/15/30	5,019,515
5,000,000	1.375	11/15/31	3,953,516
18,000,000	2.875	05/15/32	15,811,172
14,000,000	2.750	08/15/32	12,135,703
10,000,000	4.125	11/15/32	9,598,047
14,500,000	3.500	02/15/33	13,256,738
23,000,000	3.375	05/15/33	20,779,063
8,000,000	4.500	11/15/33	7,880,000

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $214,805,628)			$187,663,725

Asset-Backed Securities – 15.3%
Automotive(b) – 2.1%
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A
$11,100,000	2.360%	03/20/26	$10,840,622

Avis Budget Rental Car Funding AESOP LLC Series 2020-2A, Class A
2,080,000	2.020	02/20/27	1,955,210

Avis Budget Rental Car Funding AESOP LLC Series 2021-1A, Class A
4,150,000	1.380	08/20/27	3,783,308

Ford Credit Auto Owner Trust Series 2018-1, Class A
5,000,000	3.190	07/15/31	4,913,442

Hertz Vehicle Financing III LP Series 2021-2A, Class A
2,800,000	1.680	12/27/27	2,516,321

			24,008,903

Credit Card(b) – 0.2%
Avant Credit Card Master Trust Series 2021-1A, Class A
2,000,000	1.370	04/15/27	1,939,171

Home Equity – 0.4%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(c) (1 mo. USD Term SOFR + 0.894%)
234,120	5.000	01/25/35	233,490

EquiFirst Mortgage Loan Trust Series 2003-2, Class 2A2(f)
97,576	4.250	09/25/33	92,184

FIGRE Trust Series 2023-HE1, Class A(b)
2,315,264	5.850	03/25/53	2,293,069

Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(c) (1 mo. USD Term SOFR + 0.789%)
961,464	6.106	12/25/34	921,545

Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(f)
234,708	5.140	11/25/35	230,560

Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(f)
505,120	7.490	07/25/29	476,060

			4,246,908

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Manufactured Housing – 0.0%
Mid-State Trust Series 2011, Class A1
$ 61,283	4.864%	07/15/38	$59,638

Other – 12.4%
Affirm Asset Securitization Trust Series 2022-A, Class 1A(b)
1,000,000	4.300	05/17/27	999,167

AFN LLC Series 2019-1A, Class A1(b)
4,571,318	3.780	05/20/49	4,193,393

Aligned Data Centers Issuer LLC Series 2021-1A, Class A2(b)
4,700,000	1.937	08/15/46	4,260,364

Beacon Container Finance LLC Series 2021-1A, Class A(b)
2,250,000	2.250	10/22/46	1,976,993

BHG Securitization Trust Series 2021-B, Class B(b)
1,000,000	1.670	10/17/34	927,503

CAL Funding IV Ltd. Series 2020-1A, Class A(b)
4,172,500	2.220	09/25/45	3,740,520

Chase Funding Trust Series 2002-3, Class 1A5(f)
500,807	5.907	06/25/32	477,553
Chase Funding Trust Series 2004-1, Class 2A2(c) (1 mo. USD Term SOFR + 0.574%)
2,656,605	5.891	12/25/33	2,554,753

CLI Funding VIII LLC Series 2018-1A, Class A(b)
2,840,133	2.720	01/18/47	2,477,833

CMFT Net Lease Master Issuer LLC Series 2021-1, Class A1(b)
3,112,541	2.090	07/20/51	2,624,293

Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(b)(c) (1 mo. USD Term SOFR + 0.514%)
332,506	5.831	02/25/37	311,933

DB Master Finance LLC Series 2021-1A, Class A2II(b)
3,910,000	2.493	11/20/51	3,384,474

Diamond Infrastructure Funding LLC Series 2021-1A, Class A(b)
4,000,000	1.760	04/15/49	3,553,552

Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(b)
6,110,000	4.118	07/25/47	5,775,732

Driven Brands Funding LLC Series 2021-1A, Class A2(b)
2,681,250	2.791	10/20/51	2,289,609

FCI Funding LLC Series 2021-1A, Class A(b)
161,611	1.130	04/15/33	160,944

GBX Leasing LLC Series 2022-1, Class A(b)
1,547,590	2.870	02/20/52	1,343,602

Global SC Finance VII SRL Series 2020-2A, Class A(b)
3,221,338	2.260	11/19/40	2,955,285

Harvest SBA Loan Trust Series 2018-1, Class A(b)(c) (1 mo. USD Term SOFR + 2.364%)
544,765	7.694	08/25/44	541,153

Home Partners of America Trust Series 2019-1, Class A(b)
5,847,923	2.908	09/17/39	5,315,600

Jack in the Box Funding LLC Series 2022-1A, Class A2I(b)
3,840,000	3.445	02/26/52	3,533,703

Lendmark Funding Trust Series 2021-2A, Class A(b)
2,000,000	2.000	04/20/32	1,788,347

LFS LLC Series 2021-B, Class A(b)
897,448	2.400	12/15/33	857,222

The accompanying notes are an integral part of these financial statements.	15

THE BOND FUND

Schedule of Investments (continued)

April 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)

Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(c) (1 mo. USD Term SOFR + 0.734%)
$ 109,919	6.051%	08/25/33	$106,047

Longtrain Leasing III LLC Series 2015-1A, Class A1(b)
1,991,828	2.980	01/15/45	1,964,305

Longtrain Leasing III LLC Series 2015-1A, Class A2(b)
4,861,135	4.060	01/15/45	4,759,963

NP SPE II LLC Series 2016-1A, Class A1(b)
934,631	4.164	04/20/46	913,678

OnDeck Asset Securitization Trust LLC Series 2021-1A, Class A(b)
1,500,000	1.590	05/17/27	1,496,415

PACEWell 5 Trust Series 2021-1, Class A(b)
2,553,987	2.628	10/10/59	1,927,111

Pear LLC Series 2023-1, Class A(b)
3,740,263	7.420	07/15/35	3,746,575

Progress Residential Trust Series 2020-SFR2, Class A(b)
996,640	2.078	06/17/37	955,222

Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A(b)
5,000,000	5.000	09/15/48	4,739,730

Sabey Data Center Issuer LLC Series 2021-1, Class A2(b)
3,000,000	1.881	06/20/46	2,714,273

ServiceMaster Funding LLC Series 2020-1, Class A2I(b)
3,771,840	2.841	01/30/51	3,293,361

SERVPRO Master Issuer LLC Series 2021-1A, Class A2(b)
1,940,000	2.394	04/25/51	1,676,903

Sierra Timeshare Receivables Funding LLC Series 2021-1A, Class A(b)
203,176	0.990	11/20/37	192,077

STAR Trust Series 2021-SFR1, Class A(b)(c) (1 mo. USD Term SOFR + 0.714%)
3,318,137	6.035	04/17/38	3,291,205

State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
4,841,716	3.242	01/01/31	4,618,068

Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(c) (1 mo. USD Term SOFR + 1.239%)
43,457	6.556	06/25/33	43,388

Taco Bell Funding LLC Series 2021-1A, Class A2I(b)
1,891,313	1.946	08/25/51	1,697,590

Thrust Engine Leasing DAC Series 2021-1A, Class A(b)
4,406,469	4.163	07/15/40	4,033,374

Tif Funding II LLC Series 2020-1A, Class A(b)
1,636,833	2.090	08/20/45	1,465,923

Towd Point Mortgage Trust Series 2017-3, Class A2(b)(c)(g)
1,850,000	3.000	07/25/57	1,754,462

Towd Point Mortgage Trust Series 2018-2,Class A2(b)(c)(g)
5,500,000	3.500	03/25/58	5,080,547

Trinity Rail Leasing LLC Series 2019-1A, Class A(b)
3,956,442	3.820	04/17/49	3,771,125

Trinity Rail Leasing LLC Series 2019-2A, Class A2(b)
3,000,000	3.100	10/18/49	2,790,442

Trinity Rail Leasing LLC Series 2020-2A, Class A2(b)
10,315,000	2.560	11/19/50	9,137,798

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)

Triton Container Finance VIII LLC Series 2020-1A, Class A(b)
$ 4,346,354	2.110%	09/20/45	$3,837,783

Triton Container Finance VIII LLC Series 2021-1A, Class A(b)
368,958	1.860	03/20/46	318,991

TVEST LLC Series 2021-A, Class A(b)
163,488	2.350	09/15/33	162,650

Vantage Data Centers LLC Series 2020-1A, Class A2(b)
8,250,000	1.645	09/15/45	7,710,309

Wendy’s Funding LLC Series 2019-1A, Class A2I(b)
2,692,403	3.783	06/15/49	2,561,198

Wendy’s Funding LLC Series 2021-1A, Class A2I(b)
1,215,397	2.370	06/15/51	1,037,185

			137,841,226

Student Loan – 0.2%

Massachusetts Educational Financing Authority Series 2018-A, Class A
1,038,755	3.850	05/25/33	980,257

SoFi Professional Loan Program LLC Series 2018-C, Class A2FX(b)
1,201,799	3.590	01/25/48	1,163,867

South Carolina Student Loan Corp. Series 2015-A, Class A(c) (1 mo. USD Term SOFR + 1.614%)
624,452	6.931	01/25/36	624,878

			2,769,002

TOTAL ASSET-BACKED SECURITIES
(Cost $183,579,606)			$170,864,848

Mortgage-Backed Obligations – 15.2%
Collateralized Mortgage Obligations – 10.0%

Agate Bay Mortgage Trust Series 2016-2, Class A3(b)(c)(g)
$ 144,482	3.500%	03/25/46	$125,377

Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
6,853	5.500	11/25/20	6,020

Bayview MSR Opportunity Master Fund Trust Series 2021-2, Class A2(b)(c)(g)
3,111,998	2.500	06/25/51	2,397,212

Bayview MSR Opportunity Master Fund VI Trust Series 2021-6, Class A1(b)(c)(g)
8,558,892	3.000	10/25/51	6,878,875

Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(c)(g)
592,387	4.543	11/25/35	390,010

Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(f)
156,292	5.750	01/25/34	129,192

CAFL Issuer LLC Series 2022-RTL1, Class A1(f)
2,000,000	4.250	05/28/29	1,959,068

CFMT LLC Series 2023-HB12, Class A(b)(c)(g)
1,546,668	4.250	04/25/33	1,510,903

CHL Mortgage Pass-Through Trust Series 2005-27, Class 2A1
332,985	5.500	12/25/35	133,916

16	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

April 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

CHL Mortgage Pass-Through Trust Series 2005-6, Class 2A1
$ 46,594	5.500%	04/25/35	$37,076

CHL Mortgage Pass-Through Trust Series 2005-7, Class 1A1(c)
(1 mo. USD Term SOFR + 0.654%)
337,744	5.971	03/25/35	304,411

Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
287,429	6.750	08/25/34	279,137

Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(c)(g)
3,248	5.126	04/25/37	3,280

Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
11,135	5.250	09/25/19	10,462

Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
2,432	6.500	08/25/32	2,407

CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
98,310	5.250	07/25/33	90,198

CSMC Trust Series 2013-6, Class 1A1(b)(c)(g)
2,243,680	2.500	07/25/28	2,096,335

CSMC Trust Series 2017-HL2, Class A1(b)(c)(g)
359,531	3.500	10/25/47	309,395

EverBank Mortgage Loan Trust Series 2013-2, Class A(b)(c)(g)
405,770	3.000	06/25/43	359,554

Federal Home Loan Mortgage Corp. REMICS Series 2103, Class TE
10,688	6.000	12/15/28	10,653

Federal Home Loan Mortgage Corp. REMICS Series 2110, Class PG
54,352	6.000	01/15/29	54,097

Federal Home Loan Mortgage Corp. REMICS Series 2391, Class Z
206,881	6.000	12/15/31	207,761

Federal Home Loan Mortgage Corp. REMICS Series 4272, Class DG
136,894	3.000	04/15/43	129,625

Federal Home Loan Mortgage Corp. REMICS Series 4370, Class PA
50,245	3.500	09/15/41	49,032

Federal Home Loan Mortgage Corp. REMICS Series 4792, Class AC
137,234	3.500	05/15/48	119,051

Federal Home Loan Mortgage Corp. REMICS Series 5020, Class KW
6,000,000	2.000	09/25/45	4,795,696

Federal Home Loan Mortgage Corp. REMICS Series 5081, Class QA
605,265	2.000	12/25/50	466,599

Federal Home Loan Mortgage Corp. REMICS Series 5139, Class EC
4,000,000	2.500	09/25/51	2,674,427

Federal National Mortgage Association REMICS Series 2001-45, Class WG
23,080	6.500	09/25/31	22,798

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

Federal National Mortgage Association REMICS Series 2003-117, Class KB
$ 919,207	6.000%	12/25/33	$926,613

Federal National Mortgage Association REMICS Series 2003-14, Class AP
3,670	4.000	03/25/33	3,606

Federal National Mortgage Association REMICS Series 2003-W6, Class 3A
41,434	6.500	09/25/42	41,219

Federal National Mortgage Association REMICS Series 2004-53, Class NC
179	5.500	07/25/24	178

Federal National Mortgage Association REMICS Series 2014-80, Class KA
799,775	2.000	03/25/44	562,971

Federal National Mortgage Association REMICS Series 2015-2, Class PA
880,102	2.250	03/25/44	807,032

Federal National Mortgage Association REMICS Series 2015-30, Class JA
774,702	2.000	05/25/45	642,867

Federal National Mortgage Association REMICS Series 2016-16, Class PD
366,180	3.000	12/25/44	341,034

Finance of America Structured Securities Trust Series 2022-S4, Class A1A(b)(c)(g)
1,450,514	2.500	01/25/57	1,340,001

First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1(c)(g)
537,832	5.500	05/25/35	334,931

Flagstar Mortgage Trust Series 2018-2, Class A4(b)(c)(g)
85,307	3.500	04/25/48	82,787

Flagstar Mortgage Trust Series 2019-1INV, Class A3(b)(c)(g)
866,881	3.500	10/25/49	745,072

Flagstar Mortgage Trust Series 2021-8INV, Class A3(b)(c)(g)
3,199,713	2.500	09/25/51	2,454,782

GCAT Trust Series 2022-HX1, Class A1(b)(c)(g)
5,340,587	2.885	12/27/66	4,773,222

Government National Mortgage Association REMICS Series 2015-167, Class KM
81,986	3.000	12/20/43	72,571

Government National Mortgage Association REMICS Series 2015-94, Class AT
406,687	2.250	07/16/45	347,001

Government National Mortgage Association REMICS Series 2016-129, Class W
157,308	2.500	07/20/46	128,320

Government National Mortgage Association REMICS Series 2017-H23, Class MA
1,154,493	3.000	11/20/67	1,086,558

Government National Mortgage Association REMICS Series 2018-37, Class KT
460,994	3.500	03/20/48	403,843

Government National Mortgage Association REMICS Series 2021-116, Class LG
8,098,397	2.000	06/20/51	6,711,209

The accompanying notes are an integral part of these financial statements.	17

THE BOND FUND

Schedule of Investments (continued)

April 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

GS Mortgage-Backed Securities Trust Series 2021-GR3, Class A2(b)(c)(g)
$ 6,509,323	2.500%	04/25/52	$5,022,353

GS Mortgage-Backed Securities Trust Series 2021-MM1, Class A2(b)(c)(g)
9,631,051	2.500	04/25/52	7,382,808

GSR Mortgage Loan Trust Series 2004-12, Class 1A1(c)
(1 mo. USD Term SOFR + 0.454%)
175,493	5.771	12/25/34	156,839

GSR Mortgage Loan Trust Series 2004-7, Class 1A1(c)(g)
40,493	4.090	06/25/34	38,019

Impac CMB Trust Series 2003-2F, Class A(f)
72,342	5.730	01/25/33	70,696

Impac CMB Trust Series 2004-4, Class 1A1(c)
(1 mo. USD Term SOFR + 0.754%)
80,692	6.071	09/25/34	79,337

Impac CMB Trust Series 2004-4, Class 2A2(f)
868,104	5.301	09/25/34	918,249

Imperial Fund Mortgage Trust Series 2022-NQM1, Class A1(b)(c)(g)
2,707,479	2.493	02/25/67	2,345,182

JP Morgan Mortgage Trust Series 2021-14, Class A3(b)(c)(g)
9,827,552	2.500	05/25/52	7,539,580

JP Morgan Mortgage Trust Series 2023-6, Class A2(b)(c)(g)
4,464,613	6.000	12/26/53	4,378,982

JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(c)(g)
98,621	4.538	04/25/37	77,110

JPMorgan Mortgage Trust Series 2013-3, Class A3(b)(c)(g)
431,904	3.333	07/25/43	382,853

JPMorgan Mortgage Trust Series 2014-2, Class 1A1(b)(c)(g)
336,359	3.000	06/25/29	320,180

JPMorgan Mortgage Trust Series 2017-3, Class 1A3(b)(c)(g)
914,520	3.500	08/25/47	789,697

JPMorgan Mortgage Trust Series 2017-4, Class A3(b)(c)(g)
87,676	3.500	11/25/48	76,033

JPMorgan Mortgage Trust Series 2017-6, Class A3(b)(c)(g)
405,804	3.500	12/25/48	353,107

JPMorgan Mortgage Trust Series 2021-10, Class A3(b)(c)(g)
2,466,291	2.500	12/25/51	1,890,567

JPMorgan Mortgage Trust Series 2021-7, Class A4(b)(c)(g)
3,666,959	2.500	11/25/51	3,126,925

MASTR Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(c)(g)
122,230	7.107	07/25/33	115,979

MASTR Alternative Loan Trust Series 2004-4, Class 1A1
32,252	5.500	05/25/34	30,301

MASTR Alternative Loan Trust Series 2004-4, Class 8A1
330,553	6.500	05/25/34	314,532

Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1, Class A3(c)(g)
40,711	6.286	03/25/33	34,954

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(c)(g)
$ 317,609	5.083%	11/25/35	$178,455

Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
478,849	6.000	08/25/37	166,173

New Residential Mortgage Loan Trust Series 2017-6A, Class A1(b)(c)(g)
1,774,202	4.000	08/27/57	1,650,586

New Residential Mortgage Loan Trust Series 2021-INV1, Class A2(b)(c)(g)
4,127,629	2.500	06/25/51	3,174,407

OBX Trust Series 2019-EXP1, Class 1A3(b)(c)(g)
370,489	4.000	01/25/59	352,321

OBX Trust Series 2019-INV2, Class A5(b)(c)(g)
123,726	4.000	05/27/49	109,981

Oceanview Mortgage Trust Series 2021-3, Class A4(b)(c)(g)
3,803,294	2.500	06/25/51	3,236,697

Rate Mortgage Trust Series 2021-J1, Class A7(b)(c)(g)
4,029,898	2.500	07/25/51	3,414,858

RBSGC Mortgage Loan Trust Series 2007-B, Class 2A1(c)(g)
169,959	4.050	01/25/37	98,888

RBSGC Mortgage Loan Trust Series 2007-B, Class 3A1(c)(g)
2,927	5.622	01/25/37	2,772

Residential Accredit Loans, Inc. Trust Series 2005-QS11, Class A2(c)
(1 mo. USD Term SOFR + 0.614%)
89,163	5.500	07/25/35	63,545

RFMSI Trust Series 2005-S7, Class A5
42,319	5.500	11/25/35	30,586

Seasoned Credit Risk Transfer Trust Series 2017-3, Class MA
1,711,127	3.000	07/25/56	1,564,212

Seasoned Loans Structured Transaction Series 2018-1, Class A2
1,245,000	3.500	06/25/28	1,131,586

Sequoia Mortgage Trust Series 2004-10, Class A1A(c)
(1 mo. USD Term SOFR + 0.734%)
130,565	6.050	11/20/34	119,787

Sequoia Mortgage Trust Series 2013-2, Class A(c)(g)
430,985	1.874	02/25/43	345,756

Sequoia Mortgage Trust Series 2013-6, Class A1(c)(g)
916,054	2.500	05/25/43	758,043

Sequoia Mortgage Trust Series 2015-4, Class A1(b)(c)(g)
365,544	3.000	11/25/30	345,127

Sequoia Mortgage Trust Series 2016-3, Class A1(b)(c)(g)
466,386	3.500	11/25/46	403,357

Sequoia Mortgage Trust Series 2017-5, Class A1(b)(c)(g)
414,973	3.500	08/25/47	356,398

Sequoia Mortgage Trust Series 2017-6, Class A1(b)(c)(g)
1,006,125	3.500	09/25/47	867,147

Sequoia Mortgage Trust Series 2018-2, Class A1(b)(c)(g)
350,532	3.500	02/25/48	300,366

Shellpoint Co-Originator Trust Series 2017-2, Class A1(b)(c)(g)
552,351	3.500	10/25/47	478,842

Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(c)(g)
78,985	5.948	10/25/34	72,687

18	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

April 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(c)(g)
$ 7,164	6.831%		04/25/34	$7,090

Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-31A, Class 2A7(c)(g)
96,431	6.592		10/25/33	92,502

Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 3A3(c)(g)
61,830	5.879		11/25/33	60,538

Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 6A(c)(g)
59,814	6.969		11/25/33	58,863

UWM Mortgage Trust Series 2021-INV4, Class A3(b)(c)(g)
10,256,476	2.500		12/25/51	7,887,877

Wells Fargo Mortgage Backed Securities Trust Series 2021-2, Class A1(b)(c)(g)
289,257	2.500		06/25/51	222,457

WinWater Mortgage Loan Trust Series 2015-5, Class A3(b)(c)(g)
986,816	3.500		08/20/45	859,388

WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(b)(c)(g)
633,941	3.500		01/20/46	550,041

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $135,837,252)				$111,764,000

Commercial Mortgage Obligations – 0.5%
Government National Mortgage Association REMICS Series 2013-68, Class B(c)(g)
$ 497,387	2.500%		08/16/43	$472,677

LSTAR Commercial Mortgage Trust Series 2016-4, Class A2(b)
527,465	2.579		03/10/49	527,069

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
1,113,578	2.739		04/15/48	1,110,762

Reunion Resort Orlando FL Mortgage Secured Pass-Through Trust Series 2024-RSRT, Class A(b)
3,000,000	6.972		03/15/29	3,000,000

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $5,132,295)				$5,110,508

Federal Agencies – 4.7%
Federal Home Loan Mortgage Corp.
$ 20,691	7.000%		05/01/26	$21,159
6,491	7.500		12/01/30	6,653
11,295	7.500		01/01/31	11,500
25,342	7.000		08/01/31	25,916
303,253	5.000		05/01/33	293,051
(1 yr. CMT + 2.229%),
29,281	5.287	(c)	05/01/34	29,930
(RFUCC 1 yr. Treasury + 1.783%),
35,917	6.033	(c)	01/01/36	35,706
423,565	4.000		06/01/42	391,524
9,310,520	5.000		06/01/43	8,948,246
366,161	3.000		06/01/45	309,488
(RFUCC 1 yr. Treasury + 1.600%),
728,436	2.707	(c)	07/01/45	710,360
4,188,063	3.500		08/01/52	3,651,169
1,038,688	5.000		03/01/54	985,033

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)

Federal National Mortgage Association
$ 237,046	2.500%		05/01/28	$225,057

(RFUCC 6 mo. Treasury + 1.413%),
11,050	5.663	(c)	02/01/33	10,883

(RFUCC 1 yr. Treasury + 1.760%),
28,640	6.290	(c)	02/01/35	28,554
2,000,314	5.000		05/01/43	1,927,132

(RFUCC 1 yr. Treasury + 1.596%),
66,242	7.520	(c)	12/01/45	67,757
122,393	4.500		01/01/48	110,980
817,458	2.500		06/01/51	631,308
5,825,252	4.500		07/01/52	5,375,536
9,429,470	5.500		08/01/53	9,155,268

Government National Mortgage Association
1,721	7.500		08/20/25	1,720
10,485	7.500		07/20/26	10,503
6,678	6.500		04/15/31	6,843
48,069	6.500		05/15/31	49,561
584,686	2.500		06/20/31	546,105
4,742,865	5.000		07/20/52	4,547,245

Uniform Mortgage-Backed Security
5,035	6.500		10/01/28	5,135
6,915	7.500		09/01/29	6,870
17,602	7.000		03/01/31	17,980
1,154	7.500		03/01/31	1,160
5,650	7.000		11/01/31	5,772
16,565	7.000		01/01/32	16,921
25,648	6.000		12/01/32	25,960
786,237	3.500		08/01/35	730,866
8,864,506	5.000		04/01/43	8,543,998
357,077	5.000		08/01/48	349,195
4,985,357	5.500		02/01/54	4,842,603

				52,660,647

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $195,463,557)				$169,535,155

Municipal Bond Obligations – 8.1%
Arizona(a) – 0.1%
Arizona Board of Regents Revenue Bonds Series 2023
$1,000,000	4.599%		07/01/31	$973,148

Arkansas(a) – 0.1%
City of Springdale Sales & Use Tax Revenue Revenue Bonds (Taxable-Refunding) Series 2023 BAM
1,000,000	5.160		08/01/32	992,327

California – 1.5%
Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(a)(h)
5,000,000	0.000		08/01/38	2,875,396
California State Municipal Finance Authority Refunding Revenue Bonds (Taxable-Refunding-University Of San Diego) Series B
3,130,000	2.536		10/01/29	2,742,794

City of National City CA Pension Obligation Revenue (Taxable) Series 2021
3,820,000	2.649		11/01/31	3,187,171

The accompanying notes are an integral part of these financial statements.	19

THE BOND FUND

Schedule of Investments (continued)

April 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
California – (continued)

Foothill-De Anza CA Community College District GO Bonds (Taxable – Election of 2006) Series E(a)
$ 1,730,000	3.223%	08/01/38	$1,411,514

Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B(a)
3,000,000	6.507	08/01/43	3,220,533

Poway CA Unified School District GO Bonds (Taxable-Refunding-Improvement Date 2002-1) Series 2019
3,750,000	2.414	08/01/27	3,452,063

			16,889,471

Connecticut – 0.3%

Connecticut State GO Bonds Unlimited (Taxable) Series A
3,500,000	3.743	09/15/25	3,430,347

Florida(a) – 0.2%

Florida Development Finance Corp. (Taxable-Refunding-Shands Jacksonville Medical Center Obligated Group) Series B AGM
1,800,000	3.223	02/01/32	1,484,102

Miami-Dade County FL Health Facilities Authority (Taxable-Refunding, Variety Children’s Hospital Obligated Group) Series 2021
1,500,000	2.520	08/01/31	1,214,120

			2,698,222

Idaho(a) – 0.5%

Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011(b)
4,100,000	7.000	01/01/31	4,108,159

Idaho State Building Authority Revenue Bonds Taxable (Idaho Board of Education Project) Series A
1,500,000	3.120	09/01/24	1,488,385

			5,596,544

Illinois – 0.4%

Will County Elementary School District No 122 GO Bonds (Taxable-Refunding) Series A
2,750,000	2.111	10/01/27	2,478,181

Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,022,951

Winnebago County IL GO Bonds Series 2018
1,035,000	3.900	12/30/25	1,010,304

			4,511,436

Indiana(a) – 0.1%

Indiana University Revenue Bonds (Taxable-Refunding) Series B
1,000,000	2.767	06/01/37	770,159

Kentucky – 1.0%

Kentucky Higher Education Student Loan Corp. (Taxable) Series A
4,500,000	2.685	06/01/31	3,673,765
Kentucky State Property & Buildings Commission Revenue Bonds (Taxable-Refunding) Series D
5,000,000	2.522	11/01/27	4,571,961

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kentucky – (continued)
River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B(a)
$ 2,890,000	2.750%	12/01/33	$2,626,543

			10,872,269

Louisiana – 0.2%
City of New Orleans LA GO Bonds (Taxable-Refunding) Series 2021
2,085,000	2.054	09/01/28	1,831,166

Michigan – 0.3%
Dearborn MI GO Bonds (Taxable) Series B
1,750,000	3.879	05/01/27	1,688,494
Fraser MI Public School District GO Bonds (Taxable-Refunding) Series 2019 (Q-SBLF)
2,150,000	2.380	05/01/29	1,888,067

			3,576,561

Mississippi(a) – 0.2%
State of Mississippi GO (Taxable-Refunding-Bonds) Series 2020
3,000,000	1.282	11/01/28	2,577,972

Missouri(a) – 0.2%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	2,528,562

Nebraska – 0.3%
University of Nebraska Facilities Corp. Revenue Bonds (Taxable-Refunding) Series A
3,750,000	2.175	10/01/26	3,502,114

New Jersey(a) – 0.3%
Rutgers New Jersey State University Revenue Bonds (Taxable-Refunding) Series R
4,000,000	2.588	05/01/27	3,722,954

New York(a) – 0.4%
New York State Dormitory Authority Revenue Bonds (Taxable-Refunding) Series B
2,700,000	3.229	03/15/30	2,430,523
New York State Urban Development Corp. Revenue Bonds Series 2019 B
1,950,000	3.350	03/15/26	1,884,362

			4,314,885

Ohio – 0.6%
City of Cincinnati OH GO Bonds (Taxable-Refunding) Series A(a)
2,865,000	1.880	12/01/31	2,305,566
South-Western City OH School District Franklin & Pickaway Countries GO Bonds (CABS-Taxable-Refunding) Series C(h)
2,740,000	0.000	12/01/28	2,163,240
University of Cincinnati Revenue Bonds (Taxable-Refunding) Series B
3,000,000	1.775	06/01/29	2,566,716

			7,035,522

20	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

April 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Oregon – 0.2%
Oregon Education Districts Full Faith & Credit Pension Obligations GO Bonds (Taxable) Series 2018(a)
$ 495,000	4.220%	06/30/30	$474,007

Portland OR Community College District GO Bonds Series 2018
1,250,000	3.970	06/01/27	1,217,001

			1,691,008

Pennsylvania(a) – 0.4%
County of Allegheny PA GO (Taxable-Refunding-Bonds) Series C-79
1,650,000	0.973	11/01/25	1,549,773

State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,128,890

			4,678,663

Rhode Island – 0.2%
Rhode Island State Student Loan Authority Loan Revenue Bonds (Taxable) Series 1
2,000,000	2.530	12/01/25	1,912,623

Texas(a) – 0.4%
City of Houston TX GO Bonds (Taxable-Refunding) Series B
5,000,000	2.130	03/01/26	4,719,266

Washington(a) – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	1,806,969

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $98,311,979)			$90,632,188

Agency Debenture(a) – 0.6%

Federal National Mortgage Association
$6,400,000	0.420%	11/18/24	$6,233,820
(Cost $6,400,000)

Shares	Dividend Rate	Value

Investment Company – 0.7%

State Street Institutional US Government Money Market Fund – Premier Class
7,708,310	5.250%	$7,708,310
(Cost $7,708,310)

TOTAL INVESTMENTS – 99.3%
(Cost $1,234,883,138)		$1,105,592,984

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		7,292,292

NET ASSETS – 100.0%		$1,112,885,276

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	144A securities. Securities restricted for resale to Qualified Institutional Buyers.

(c)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2024.

(d)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(e)	Actual maturity date is September 15, 2115.

(f)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2024. Maturity date disclosed is the ultimate maturity.

(g)	Rate shown is that which is in effect on April 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(h)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Investment Abbreviations:
AGM	—Insuredby Assured Guaranty Municipal Corp.
GO	—GeneralObligation
LIBOR	—LondonInterbank Offered Rate
Q-SBLF	—QualifiedSchool Bond Loan Fund
REMICS	—RealEstate Mortgage Investment Conduit
RFUCC	—RefinitiveUSD IBOR Consumer Cash Fallbacks
SOFR	—SecuredOvernight Financing Rate

PORTFOLIO COMPOSITION

	AS OF 4/30/24	AS OF 10/31/23

Corporate Obligations	42.5%	41.5%
U.S. Treasury Obligations	16.9	15.5
Asset-Backed Securities	15.3	16.5
Collateralized Mortgage Obligations	10.0	11.3
Municipal Bond Obligations	8.1	8.6
Federal Agencies	4.7	3.9
Investment Company	0.7	1.3
Agency Debentures	0.6	0.6
Commercial Mortgage Obligations	0.5	0.3

TOTAL INVESTMENTS	99.3%	99.5%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	21

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

April 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 49.1%
Collateralized Mortgage Obligations – 37.0%
Banc of America Funding Trust Series 2004-A, Class 1A3(a)(b)
$ 611	6.496%	09/20/34	$501

Banc of America Mortgage Trust Series 2003-J, Class 2A1(a)(b)
44,624	5.078	11/25/33	39,546

Barclays Mortgage Loan Trust Series 2021-NQM1, Class A1(a)(b)(c)
325,768	1.747	09/25/51	279,103

Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)(b)
10,989	5.641	11/25/34	9,833

BINOM Securitization Trust Series 2021-INV1, Class A1(a)(b)(c)
374,345	2.034	06/25/56	316,818

BRAVO Residential Funding Trust Series 2021-NQM1, Class A1(a)(b)(c)
172,635	0.941	02/25/49	150,757

BRAVO Residential Funding Trust Series 2021-NQM2, Class A1(a)(b)(c)
203,557	0.970	03/25/60	188,630

Bunker Hill Loan Depositary Trust Series 2020-1, Class A1(a)(b)(c)
96,175	1.724	02/25/55	91,510

Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)(b)
13,529	4.638	09/25/34	11,850

CSMC Trust Series 2021-NQM5, Class A1(a)(b)(c)
299,877	0.938	05/25/66	235,529

Federal Home Loan Mortgage Corp. REMICS PAC Series 2022, Class PE
2,425	6.500	01/15/28	2,421

Federal Home Loan Mortgage Corp. REMICS PAC Series 2109, Class PE
8,604	6.000	12/15/28	8,570

Federal Home Loan Mortgage Corp. REMICS Series 3753, Class AS
97,503	3.500	11/15/25	95,862

Federal Home Loan Mortgage Corp. REMICS Series 3816, Class HA
220,608	3.500	11/15/25	216,999

Federal Home Loan Mortgage Corp. REMICS Series 4561, Class BA
162,153	3.500	09/15/42	158,505

Federal Home Loan Mortgage Corp. REMICS Series 5065, Class A
113,001	2.000	09/25/30	112,169

Federal Home Loan Mortgage Corp. REMICS Series 5131, Class MA
577,939	1.500	04/25/49	476,434

Federal National Mortgage Association Grantor Trust Series 2011-T2, Class A1
383,643	2.500	08/25/51	339,202

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

Federal National Mortgage Association REMICS Series 2003-117, Class KB
$ 170,360	6.000%	12/25/33	$171,732

Federal National Mortgage Association REMICS Series 2003-14, Class AP
4,934	4.000	03/25/33	4,848

Federal National Mortgage Association REMICS Series 2010-109, Class M
257,046	3.000	09/25/40	241,815

Federal National Mortgage Association REMICS Series 2011-146, Class NB
7,378	4.000	09/25/41	7,279

Federal National Mortgage Association REMICS Series 2012-100, Class WA
128,792	1.500	09/25/27	121,865

Federal National Mortgage Association REMICS Series 2012-110, Class CA
168,499	3.000	10/25/42	147,176

Federal National Mortgage Association REMICS Series 2012-118, Class EB
126,624	1.500	11/25/27	119,867

Federal National Mortgage Association REMICS Series 2013-112, Class G
57,397	2.125	07/25/40	55,679

Federal National Mortgage Association REMICS Series 2013-135, Class GA
143,656	3.000	07/25/32	140,547
Federal National Mortgage Association REMICS Series 2013-16, Class FY(a)
(1 mo. USD Term SOFR + 0.464%)
863,132	5.795	03/25/43	840,023

Federal National Mortgage Association REMICS Series 2013-6, Class BE
102,070	2.000	12/25/42	97,992

Federal National Mortgage Association REMICS Series 2013-74, Class YA
148,982	3.000	05/25/42	138,917

Federal National Mortgage Association REMICS Series 2015-15, Class CA
307,481	3.500	04/25/35	290,778

Federal National Mortgage Association REMICS Series 2015-19, Class CA
86,147	3.500	01/25/43	83,346

Federal National Mortgage Association REMICS Series 2015-2, Class PA
136,858	2.250	03/25/44	125,495

Federal National Mortgage Association REMICS Series 2016-104, Class BA
194,897	3.000	01/25/47	179,776

Federal National Mortgage Association REMICS Series 2016-24, Class TA
13,648	3.000	04/25/42	13,523

22	The accompanying notes are an integral part of these financial statements.

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

Federal National Mortgage Association REMICS Series 2016-53, Class BV
$ 361,881	3.500%	11/25/27	$347,825

Federal National Mortgage Association REMICS Series 2016-96, Class A
235,038	1.750	12/25/46	204,233

Federal National Mortgage Association REMICS Series 2017-46, Class EA
58,575	3.500	12/25/50	57,456

Federal National Mortgage Association REMICS Series 2017-7, Class JA
156,906	2.000	02/25/47	125,130

Federal National Mortgage Association REMICS Series 2019-10, Class PT
216,295	3.500	03/25/49	200,786

Federal National Mortgage Association REMICS Series 2020-35, Class MA
281,102	2.000	12/25/43	254,303

Federal National Mortgage Association REMICS Series 2020-45, Class CB
458,673	2.000	02/25/44	414,077

Federal National Mortgage Association REMICS Series 2020-56, Class AH
519,157	2.000	05/25/45	468,367

GCAT Trust Series 2021-NQM6, Class A1(a)(b)(c)
344,800	1.855	08/25/66	297,370

Government National Mortgage Association REMICS Series 2009-65, Class AF
2,278	4.000	07/20/39	2,251

Government National Mortgage Association REMICS Series 2010-14, Class PA
3,142	3.000	02/20/40	3,054

Government National Mortgage Association REMICS Series 2012-13, Class EG
72,895	2.000	10/20/40	71,477

Government National Mortgage Association REMICS Series 2013-188, Class LE
431,971	2.500	11/16/43	379,209

Government National Mortgage Association REMICS Series 2014-131, Class DM
56,865	3.000	02/20/44	53,752

Government National Mortgage Association REMICS Series 2015-65, Class BD
209,054	2.250	05/20/45	177,693

Government National Mortgage Association REMICS Series 2015-94, Class AT
181,682	2.250	07/16/45	155,018

Government National Mortgage Association REMICS Series 2019-11, Class MA
126,011	3.000	01/20/47	116,720

Government National Mortgage Association REMICS Series 2019-21, Class MA
238,061	3.500	09/20/47	219,837

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

GS Mortgage-Backed Securities Corp. Trust Series 2020-NQM1, Class A1(a)(b)(c)
$ 357,259	1.017%	07/25/61	$306,590

GS Mortgage-Backed Securities Trust Series 2020-NQM1, Class A1(a)(b)(c)
110,025	1.382	09/27/60	99,817
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)
(1 mo. USD Term SOFR + 0.554%)
38,420	5.871	05/25/35	28,573

GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)(b)
137,434	4.710	01/25/36	123,205

Impac CMB Trust Series 2003-2F, Class A(d)
44,783	5.730	01/25/33	43,764
Impac CMB Trust Series 2004-7, Class 1A1(a)
(1 mo. USD Term SOFR + 0.854%)
14,067	6.171	11/25/34	13,704
Impac CMB Trust Series 2005-2, Class 2A2(a)
(1 mo. USD Term SOFR + 0.914%)
19,328	6.231	04/25/35	17,705
Impac Secured Assets Trust Series 2006-1, Class 2A1(a)
(1 mo. USD Term SOFR + 0.814%)
71,915	6.131	05/25/36	63,160

IndyMac INDX Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)(b)
26,240	5.329	10/25/34	23,942

JPMorgan Mortgage Trust Series 2016-4, Class A3(a)(b)(c)
95,383	3.500	10/25/46	82,628
Lehman XS Trust Series 2005-7N, Class 1A1A(a)
(1 mo. USD Term SOFR + 0.654%)
56,612	5.971	12/25/35	51,940

MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)(b)
24,050	6.416	04/21/34	22,681

MFA Trust Series 2021-NQM1, Class A1(a)(b)(c)
174,402	1.153	04/25/65	156,977

MFA Trust Series 2021-NQM2, Class A1(a)(b)(c)
224,229	1.029	11/25/64	190,574
MortgageIT Trust Series 2005-1, Class 1A1(a)
(1 mo. USD Term SOFR + 0.754%)
110,331	6.071	02/25/35	109,689
MortgageIT Trust Series 2005-1, Class 1A2(a)
(1 mo. USD Term SOFR + 0.894%)
94,901	6.211	02/25/35	92,260

New Residential Mortgage Loan Trust Series 2019-RPL3, Class A1(a)(b)(c)
474,256	2.750	07/25/59	441,672

Residential Accredit Loans, Inc. Trust Series 2004-QA4, Class NB21(a)(b)
8,745	5.157	09/25/34	8,251
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
(1 mo. USD Term SOFR + 0.774%)
8,471	6.090	06/20/33	8,212
Sequoia Mortgage Trust Series 2010, Class 1A(a)
(1 mo. USD Term SOFR + 0.914%)
4,707	6.230	10/20/27	4,533

The accompanying notes are an integral part of these financial statements.	23

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-31A, Class 2A7(a)(b)
$ 87,480	6.592%		10/25/33	$83,915

Vendee Mortgage Trust Series 1996-2, Class 1Z
9,896	6.750		06/15/26	9,945

Verus Securitization Trust Series 2021-2, Class A1(a)(b)(c)
272,639	1.031		02/25/66	232,684

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $12,388,351)				$11,279,876

Commercial Mortgage Obligations – 3.4%

Government National Mortgage Association REMICS Series 2010-141, Class B
$ 85,441	2.717%		02/16/44	$83,186

Government National Mortgage Association REMICS Series 2022-196, Class AB
436,162	3.250		04/16/54	400,910

Government National Mortgage Association REMICS Series 2022-199, Class A
610,540	3.250		02/16/54	560,800

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $1,052,480)				$1,044,896

Federal Agencies – 8.7%
Federal Home Loan Mortgage Corp.
$ 2,951	5.000%		05/01/27	$2,916
65,039	2.500		04/01/28	62,107
(RFUCC 1 yr. Treasury + 1.600%),
147,047	2.707	(a)	07/01/45	143,398
(RFUCC 1 yr. Treasury + 1.590%),
67,758	6.796	(a)	07/01/46	68,987
Federal National Mortgage Association
162,573	3.500		10/01/26	158,538
79,692	3.500		12/01/27	77,189
107,838	2.500		03/01/28	102,583
238,157	2.500		05/01/28	226,239
109,730	3.000		05/01/28	105,671
155,229	2.500		07/01/28	146,984
136,976	3.000		09/01/28	130,992
100,631	2.500		01/01/30	94,964
140,277	3.500		10/01/32	131,770
242,611	3.000		08/01/33	222,997
(RFUCC 1 yr. Treasury + 1.596%),
33,711	7.520	(a)	12/01/45	34,482
Government National Mortgage Association,
(1 yr. CMT + 1.500%)
3	4.000	(a)	11/20/24	3
13	5.000	(a)	12/20/24	13
796	3.875	(a)	04/20/26	786
593	3.625	(a)	08/20/26	580
1,439	3.625	(a)	01/20/28	1,427

Uniform Mortgage-Backed Security
97,224	3.000		11/01/26	94,394
71,994	3.000		12/01/26	70,143

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
$ 156,048	2.000%	01/01/31	$144,268
1,712	7.000	11/01/31	1,749
143,203	5.000	02/01/32	141,174
51,194	6.000	07/01/33	51,193
298,661	3.500	07/01/34	278,593
180,744	3.500	08/01/35	168,015

			2,662,155

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $16,303,565)			$14,986,927

U.S. Treasury Obligations – 33.4%

U.S. Treasury Bills(e)
$1,000,000	0.000%	06/11/24	$993,981
750,000	0.000	07/02/24	743,195
2,100,000	0.000	07/18/24	2,076,078
800,000	0.000	08/15/24	787,713
800,000	0.000	09/26/24	782,914
1,000,000	0.000	12/26/24	966,474

U.S. Treasury Notes
50,000	0.250	05/15/24	49,901
700,000	0.375	08/15/24	689,956
1,000,000	1.500	11/30/24	977,949
750,000	2.125	11/30/24	736,033
950,000	1.000	12/15/24	924,961
200,000	1.125	02/28/25	193,285
300,000	1.250	11/30/26	273,398

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,290,802)			$10,195,838

U.S. Government Agency Obligations – 16.0%

Federal Farm Credit Banks Funding Corp.(f)
$ 600,000	2.920%	05/16/24	$599,332
275,000	5.120	11/24/27	270,237

Federal Home Loan Banks
700,000	4.875	09/13/24	698,652

Federal Home Loan Mortgage Corp.
700,000	2.350 (f)	03/25/25	681,839
1,000,000	0.375	07/21/25	943,662

Federal National Mortgage Association
1,000,000	0.625	04/22/25	956,692
750,000	0.500	06/17/25	711,602

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,026,603)			$4,862,016

Asset-Backed Securities(a) – 1.4%
Home Equity – 1.1%
Morgan Stanley ABS Capital I, Inc. Series 2002-HE3, Class A2
(1 mo. USD Term SOFR + 1.194%)
$ 181,384	6.511%	03/25/33	$179,415

24	The accompanying notes are an integral part of these financial statements.

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Home Equity – (continued)
Terwin Mortgage Trust Series 2004-7HE, Class A3(c)
(1 mo. USD Term SOFR + 1.514%)
$ 121,630	6.831%	07/25/34	$114,758
Terwin Mortgage Trust Series 2004-9HE, Class A1(c)
(1 mo. USD Term SOFR + 0.914%)
40,121	6.231	09/25/34	37,248

			331,421

Other – 0.3%
Countrywide Asset-Backed Certificates Trust Series 2004-6, Class 2A4
(1 mo. USD Term SOFR + 1.014%)
111,391	6.331	11/25/34	104,913

TOTAL ASSET-BACKED SECURITIES
(Cost $415,068)			$436,334

Shares	Dividend Rate		Value

Investment Company – 0.5%
State Street Institutional US Government Money Market Fund – Premier Class (Cost $153,516)
153,516	5.250%		$153,516

TOTAL INVESTMENTS – 100.4%
(Cost $32,189,554)			$30,634,631

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%			(133,163)

NET ASSETS – 100.0%			$30,501,468

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2024.

(b)	Rate shown is that which is in effect on April 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	144A securities. Securities restricted for resale to Qualified Institutional Buyers.

(d)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2024. Maturity date disclosed is the ultimate maturity.

(e)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(f)	Security with “Call” features with resetting interest rates.

Investment Abbreviations:
PAC	—PlannedAmortization Class
REMICS	—RealEstate Mortgage Investment Conduit
RFUCC	—RefinitiveUSD IBOR Consumer Cash Fallbacks
SOFR	—SecuredOvernight Financing Rate

PORTFOLIO COMPOSITION

	AS OF 4/30/24	AS OF 10/31/23

Collateralized Mortgage Obligations	37.0%	49.7%
U.S. Treasury Obligations	33.4	16.2
U.S. Government Agency Obligations	16.0	16.9
Federal Agencies	8.7	9.6
Commercial Mortgage Obligations	3.4	4.6
Asset-Backed Securities	1.4	1.4
Investment Company	0.5	1.6

TOTAL INVESTMENTS	100.4%	100.0%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	25

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 94.1%
Alabama(a) – 0.6%
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding–Noland Health Services Inc.) Series 2021 (A/NR)
$ 2,255,000	5.000%		12/01/31	$2,361,891

Alaska – 0.7%
Alaska State Municipal Bond Bank Authority Revenue Bonds (Master Resolution) Series A (A+/NR)
1,000,000	5.000		10/01/25	1,016,422
1,000,000	5.000	(a)	10/01/28	1,050,997

Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (A+/NR)(a)
450,000	5.000		03/01/27	452,986

				2,520,405

Arizona(a) – 0.6%
Arizona Industrial Development Authority Revenue Bonds Series 2022 (A/NR)
2,285,000	4.000		11/01/39	2,228,671

Arkansas – 0.8%
City of Benton AR Public Utilities Revenue Bonds (Taxable-Refunding) Series 2020 (NR/A1)
500,000	2.280		09/01/26	466,562
250,000	2.400	(a)	09/01/27	228,222

City of Forrest City AR Sales & Use Tax Revenue Bonds Series 2021 (A-/NR)
650,000	3.000		11/01/29	623,364
675,000	3.000	(a)	11/01/30	643,468

Fort Smith AR Water & Sewer Revenue Bonds (Refunding) Series 2018 (A/NR)(a)
500,000	5.000		10/01/31	533,370

National Park AR Community College District GO Bonds (Refunding) Series 2018 (A+/NR)(a)
645,000	4.000		03/01/30	654,701

				3,149,687

California – 0.1%
Corona-Norca CA Unified School District GO Bonds Series E (AA-/Aa3)
450,000	5.400		08/01/26	472,064

Colorado – 3.5%
Adams County CO Certificates of Participation Series 2021 (A/NR)(a)
550,000	4.000		12/01/36	557,743

Boulder Valley School CO District No. Re-2 Boulder GO Bonds Series 2015 (AA+/Aa1)(a)
3,750,000	5.000		12/01/40	3,793,550

City & County of Denver Airport System Revenue Bonds (Refunding) Series D (AA-/Aa3)(a)
500,000	5.750		11/15/41	564,734

Colorado State Health Facilities Authority Revenue Bonds Series A (A+/A1)(a)
1,770,000	5.000		12/01/44	1,783,871

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Colorado – (continued)
Colorado State Housing & Finance Authority Revenue Bonds (Taxable) Series C-1 (GNMA) (AAA/Aaa)
$ 310,000	2.025%		05/01/24	$310,000
280,000	2.075		11/01/24	275,513
250,000	2.125		05/01/25	242,310
250,000	2.175		11/01/25	239,247

Holland Creek Metropolitan District Revenue Bonds Series 2001 (NR/Aa1)(a)(b)(c)
4,000,000	3.730		06/01/41	4,000,000

South Suburban Park & Recreation District Certification of Participation Series 2021 (AA-/NR)(a)
1,175,000	4.000		12/15/41	1,164,406

				12,931,374

Connecticut – 1.4%
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/Aa3)(a)(d)
560,000	3.250		11/15/24	559,807
830,000	3.750		11/15/27	829,862

Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series B (AMT) (NR/Aa3)
330,000	5.000		11/15/27	338,741
450,000	5.000		11/15/28	468,076
450,000	5.000		11/15/29	471,954
385,000	5.000		11/15/30	406,342

Connecticut State Housing Finance Authority Housing Finance Mortgage Program Revenue Bonds (Taxable Refunding) Series A-4 (AAA/Aaa)
330,000	1.860		11/15/24	323,595
530,000	1.900		05/15/25	511,666
765,000	1.950		11/15/25	727,756
500,000	2.090		05/15/26	470,212

				5,108,011

Florida – 3.1%
County of Broward FL Port Facilities Revenue Bond (Refunding) Series A (A/A1)
870,000	5.000		09/01/24	872,780

County of Broward FL Port Facilities Revenue Bond Series A (A/A1)
620,000	5.000		09/01/28	662,803

Florida State Housing Finance Corp. Revenue Bonds Series 1 (GNMA/FNMA/FHLMC) (NR/Aaa)
535,000	2.000		07/01/27	497,150
495,000	2.050		01/01/28	455,489
515,000	2.100		07/01/28	477,488
520,000	2.125	(a)	01/01/29	479,724

Greater Orlando FL Aviation Authority Revenue Bonds Series 2015 A (AA-/Aa3)(a)
2,015,000	5.000		10/01/30	2,044,105

26	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Florida – (continued)
Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A+/NR)(a)
$ 725,000	5.000%		06/01/24	$725,190

St. Johns County FL School Board Certificates of Participation Series 2024 A (AA/NR)(a)
1,200,000	5.000		07/01/40	1,319,347

Village Community Development District No 10 (Refunding) Series 2023 AGM (AA/NR)(a)
2,630,000	5.000		05/01/41	2,806,945
1,250,000	5.000		05/01/42	1,328,914

				11,669,935

Georgia – 1.9%
City of Atlanta Department of Aviation Revenue Bonds (Refunding) Series 2021 (NR/Aa3)(a)
2,000,000	4.000		07/01/38	2,020,590

Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
1,000,000	5.000		03/15/26	1,023,093

Gainesville & Hall County Hospital Authority Revenue Bond Series 2020 (A/NR)(a)
1,700,000	4.000		02/15/39	1,682,973

Milledgeville & Baldwin County Development Authority Revenue Bonds (Refunding) Series 2021 (A+/NR)
500,000	5.000		06/15/30	544,469
500,000	5.000		06/15/31	551,006
600,000	5.000	(a)	06/15/32	660,967
700,000	5.000	(a)	06/15/33	770,739

				7,253,837

Idaho(a) – 0.6%
County of Nez Perce ID Certification of Participation Series 2022 (NR/Aa3)
1,000,000	5.500		03/01/37	1,126,131

Idaho Housing & Finance Association (Refunding Garvee) Series A (NR/A2)
500,000	4.000		07/15/36	509,336
750,000	4.000		07/15/37	756,746

				2,392,213

Illinois – 9.5%
Champaign County IL Community Unit School District No. 4 GO Bonds (Refunding) Series 2019 (AA/Aa2)
630,000	4.000		06/01/28	644,935

Chicago IL Midway International Airport Revenue Bonds (Senior Lien) Series 2024 A (A/NR)
1,000,000	5.000		01/01/34	1,099,420
1,000,000	5.000		01/01/35	1,105,941

Cook County IL School District No. 63 East Maine GO Bonds (Refunding) Series 2019 (NR/Aa2)(a)
1,460,000	4.000		12/01/34	1,486,393

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
Elk Grove Village GO Bonds Series 2017 (AA+/NR)
$ 550,000	3.000%		01/01/25	$545,011
1,140,000	5.000		01/01/26	1,166,489
525,000	5.000	(a)	01/01/28	548,832

Governors State University Revenue Bonds (Refunding) Series 2021 (AA/NR)(a)
805,000	4.000		10/01/34	804,570
855,000	4.000		10/01/36	841,411

Illinois Finance Authority Revenue Bonds (Refunding-The Carle Foundation) Series 2022 (AA-/NR)(a)
750,000	5.000		06/01/42	792,941

Illinois Finance Authority Revenue Bonds (Refunding-The Carle Foundation) Series A (AA-/NR)(a)
1,550,000	4.000		08/15/37	1,561,723

Illinois Finance Authority Revenue Bonds (Rush University Medical Center Obligated Group) Series A (A+/A1)
500,000	5.000		11/15/24	502,349

Kane County IL Forest Preservation District GO Bonds Series A (AA+/NR)(a)
1,695,000	3.000		12/15/26	1,663,799

Kendall Kane & Will Counties IL Community Unit School District No. 308 GO Bonds (Refunding) Series 2016 (NR/A1)
1,000,000	5.000		02/01/25	1,007,874

Montgomery & Bond Counties Community Unit School District No. 3 Hillsboro GO Bonds Series 2024 (AA/NR)(a)
2,525,000	5.000		12/01/37	2,688,737

Peoria County Community Unit School District No 323 GO Bonds (Refunding) Series 2022 (NR/Aa2)(a)
780,000	3.000		04/01/32	736,833

Rolling Meadows IL GO Bonds Series 2019 (AA+/NR)(a)
495,000	4.000		12/15/34	507,146
515,000	4.000		12/15/35	526,471
535,000	4.000		12/15/36	544,089
555,000	4.000		12/15/37	561,272
580,000	4.000		12/15/38	584,138
600,000	4.000		12/15/39	600,442

Round Lake IL GO Bonds (Refunding) Series 2019 (NR/Aa2)
765,000	4.000		01/01/25	765,729

Saint Clair County IL High School District No. 203 O’Fallon GO Bonds (Refunding) Series 2017 (NR/Aa2)
685,000	4.000		12/01/24	685,434
735,000	4.000		12/01/25	739,323

Stark Knox Marshall Henry & Peoria Counties Community Unit School Dist No 100 (Refunding) Series 2021 BAM (AA/A1)(a)
860,000	4.000		12/01/38	864,335

University of Illinois Auxiliary Facilities System Revenue Bonds (Refunding) Series A (AA-/Aa2)(a)
2,000,000	4.000		04/01/33	2,000,519

Westchester Village of IL GO Bonds Series 2021 (BAM) (AA/A2)(a)
1,000,000	4.000		12/01/34	1,027,262
1,825,000	4.000		12/01/38	1,821,739

The accompanying notes are an integral part of these financial statements.	27

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
Whiteside & Lee Counties Community Unit School District No. 5 Sterling GO Bonds Series A (AA/A1)(a)
$ 690,000	4.000%		12/01/33	$711,435
660,000	4.000		12/01/34	677,993

Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa3)
765,000	5.000		12/30/25	783,612
905,000	5.000		12/30/28	976,454
960,000	5.000		12/30/29	1,050,709

Woodford Lasalle Livingston Etc. Counties Community Unit School District GO Bonds Series A (AA/NR)(a)
650,000	4.000		12/01/30	672,868
700,000	4.000		12/01/31	723,338
700,000	4.000		12/01/32	721,628
725,000	4.000		12/01/33	746,778

				35,489,972

Indiana – 9.4%
Boonville Redevelopment Authority Revenue Bonds Series 2023 (AA/NR)(a)
1,085,000	4.000		08/01/37	1,075,501
1,175,000	4.000		08/01/39	1,119,600

Brownsburg 1999 School Building Corp. Revenue Bonds Refunding Notes Series 2022 (AA+/NR)(a)
1,150,000	5.000		01/15/42	1,230,220

Fort Wayne Redevelopment Authority Revenue Bonds Riverfront Phase II Project Series 2022 (NR/Aa3)(a)
1,935,000	4.000		12/15/36	1,965,929

Griffith Redevelopment Authority Revenue Bonds (Refunding) Series A (A/NR)(a)
585,000	3.000		07/15/33	542,808

Griffith Redevelopment Authority Revenue Bonds (Refunding) Series B (A/NR)(a)
585,000	3.000		07/15/33	542,808

Indiana Finance Authority (Refunding Stadium Projects) Series 2015 A (AA+/Aa2)(a)
1,300,000	5.250		02/01/34	1,322,283

Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (A-/NR)(a)
540,000	5.000		02/01/25	540,054
425,000	5.000		02/01/27	425,042
700,000	5.000		02/01/28	700,069
600,000	5.000		02/01/29	600,060

Indiana Health Facility Financing Authority Revenue Bonds (Ascension Health Credit Group) Series E-6 (AA+/Aa2)(a)(b)(c)
2,000,000	3.750		11/15/39	2,000,000

Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A2)(a)
815,000	5.000		02/01/28	815,193

Indiana State Finance Authority Revenue Bond (Refunding-Marion Hospital, Inc. Obligated Group) Series 2021 (A/NR)
830,000	4.000		07/01/31	852,580
700,000	4.000	(a)	07/01/32	718,913
700,000	4.000	(a)	07/01/36	705,849

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Indiana – (continued)
Indiana State Finance Authority Revenue Bonds (Refunding-Butler University Project) Series 2024 (A-/NR)(a)
$ 1,435,000	5.000%	02/01/38	$1,533,368
1,505,000	5.000	02/01/39	1,595,874
1,200,000	5.000	02/01/40	1,268,511

IPS Multi-School Building Corp. Revenue Bonds Series 2022 (Social Bonds) (AA+/NR)(a)
1,200,000	5.250	07/15/40	1,319,486
1,685,000	5.500	07/15/40	1,899,868

Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
505,000	5.000	07/15/24	505,928

Martinsville Redevelopment Authority Series 2021 BAM (AA/NR)(a)
565,000	3.000	08/01/33	526,082
400,000	3.000	08/01/35	364,224

Noblesville Redevelopment Authority Revenue Bonds (Pleasant street Project) Series 2022 (AA/NR)(a)
1,000,000	4.750	07/15/45	1,027,819

Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)(a)
1,000,000	4.000	01/15/26	1,000,946

Shelbyville IN Redevelopment Authority Series 2021 (AA-/NR)(a)
885,000	3.000	08/01/29	838,216
910,000	3.000	08/01/30	856,268
940,000	3.000	08/01/31	876,225
485,000	4.000	08/01/32	501,076

Vinton-Tecumseh IN School Building Corporation Revenue Bonds (First Mortgage) Series A (AA+/NR)(a)
500,000	5.000	07/15/31	527,009
500,000	5.000	07/15/32	527,133

Westfield High School 1995 Building Corp. Revenue Bonds (1st Mortgage) Series B (AA+/NR)(a)
1,000,000	5.000	01/15/31	1,022,919
750,000	5.000	07/15/31	767,064

Whitestown Redevelopment Authority Revenue Bonds (Refunding) Series B (AA+/NR)(a)
1,625,000	3.000	08/01/33	1,552,245
1,670,000	3.000	08/01/34	1,592,907

			35,260,077

Iowa – 0.2%
County of Woodbury IA GO Bonds Series 2021 (NR/Aa3)
620,000	4.000	06/01/25	622,614

Kansas(a) – 0.8%
Geary County KS Unified School District No. 475 GO Bonds Series A (NR/Aa3)(d)
700,000	4.000	09/01/33	704,853

28	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas(a) – (continued)
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(d)
$ 1,015,000	5.000%		09/01/30	$1,034,453

Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)
1,000,000	5.000		09/01/31	1,055,529

				2,794,835

Kentucky – 4.2%
Appalachian Regional Healthcare Obligated Group Revenue Bonds (Refunding) Series 2021 (A/NR)
1,695,000	5.000		07/01/30	1,809,769
855,000	5.000		07/01/31	918,460
1,275,000	5.000	(a)	07/01/32	1,372,844

Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/A1)(a)
1,000,000	5.000		08/01/26	1,008,909

Bullitt County School District Finance Corp. Revenue Bonds Series 2023 (NR/A1)(a)
1,925,000	4.125		03/01/39	1,910,373

Eastern Kentucky University Revenue Bonds Series A (AA/A1)(a)
1,830,000	4.000		04/01/40	1,827,750

Kentucky State Property & Building Commission Revenue Bonds (Project No. 112) Series B (A/A1)(a)
400,000	5.000		11/01/27	415,744

Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series B (NR/A1)(a)
750,000	5.000		05/01/28	787,013
915,000	5.000		05/01/29	957,142

Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series D (NR/A1)
750,000	5.000		05/01/27	784,923

Kentucky State Property & Building Commission Series 2018 (AA/A1)
885,000	5.000		04/01/28	945,542

Kentucky State Property & Building Commission Series A (AA/A1)
960,000	5.000		02/01/26	985,285

Oldham County KY School District Finance Corp. (Refunding) Series 2016 (NR/A1)
690,000	5.000		06/01/24	690,435

Owensboro KY GO Bonds Series A (NR/A1)(a)
1,200,000	5.000		05/01/25	1,200,940

				15,615,129

Louisiana – 2.1%
City of Lafayette LA Communications System Revenue Bonds (Refunding) Series A (AA/A2)
830,000	4.000		11/01/28	850,439
860,000	3.000		11/01/29	833,518

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Louisiana – (continued)
Iberia Parish LA Parish wide School District GO Bonds Series 2017 (AA-/NR)
$ 530,000	4.000%		03/01/25	$531,318
550,000	4.000		03/01/26	554,375
570,000	4.000		03/01/27	578,792
450,000	4.000	(a)	03/01/28	457,647

Louisiana Correctional Facilities Corp. Revenue Bonds (Louisiana Correctional Institute) Series 2023 (AA-/NR)(a)
695,000	5.000		10/01/35	766,850
545,000	5.000		10/01/36	596,636
1,000,000	4.000		10/01/37	1,000,189

Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Bossier Parishes Port Project) Series 2023 AGM (AA/NR)(a)
800,000	5.000		04/01/48	827,265

Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (A/A3)(a)
800,000	5.000		05/15/30	811,851

				7,808,880

Maine – 1.9%
Maine Health & Higher Educational Facilities Authority Revenue Bonds Series 2020 A (A+/A1)(a)
1,150,000	4.000		07/01/37	1,159,251

Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)(a)
115,000	5.000		07/01/24	115,077

Maine State Housing Authority Mortgage Purchase Revenue Bonds Series B (AA+/Aa1)
1,300,000	1.950		11/15/24	1,273,628
835,000	2.050		11/15/25	796,205
1,000,000	2.100		11/15/26	943,618

Maine State Housing Authority Mortgage Purchase Revenue Bonds Series E (AA+/Aa1)(a)
840,000	2.150		11/15/29	745,352
870,000	2.250		11/15/30	762,434
905,000	2.350		11/15/31	787,923

Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (A-/Baa1)(a)
215,000	5.000		01/01/34	218,962
330,000	5.000		01/01/35	335,974

				7,138,424

Maryland(a) – 0.6%
City of Baltimore MD Revenue Bonds (Water Projects) Series A (A/Aa3)
2,130,000	5.000		07/01/35	2,211,708

Massachusetts(a) – 0.4%
Massachusetts Housing Finance Agency Revenue Bonds Series 2021 (AA+/Aa1)
960,000	1.850		06/01/32	779,604
710,000	1.900		12/01/32	573,694

				1,353,298

The accompanying notes are an integral part of these financial statements.	29

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan – 6.3%
Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA/NR)
$ 730,000	5.000%		05/01/24	$730,000

Gerald R Ford International Airport Authority MI Revenue Bonds Series 2024 (AAA/Aaa)(a)
500,000	5.000		01/01/38	551,247
500,000	5.000		01/01/39	547,629
500,000	5.000		01/01/40	542,969

Grand Blanc Community Schools (Taxable-Refunding) Series 2021 (Q-SBLF) (AA/NR)
500,000	2.000		05/01/25	483,870
1,475,000	2.000		11/01/25	1,405,929
500,000	2.000		05/01/26	469,895
1,875,000	2.000		11/01/26	1,737,764

Grand Rapids MI Public Schools GO Bonds Series 2024 (AA/NR)(a)
875,000	5.000		05/01/37	985,114
750,000	5.000		05/01/38	839,465
625,000	5.000		05/01/39	696,334
775,000	5.000		05/01/40	855,867

Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series A (NR/A1)(a)
445,000	5.000		07/01/30	473,773
495,000	5.000		07/01/32	526,734

Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series B (NR/A1)(a)
380,000	5.000		07/01/31	404,607

Ingham County Building Authority Revenue Bonds (Justice Complex Project) Series 2020 (AA/NR)(a)
1,485,000	2.000		05/01/31	1,280,679

Jackson College MI GO Bonds (Refunding) Series 2016 (NR/Aa2)
940,000	3.000		05/01/25	928,706

Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA/NR)(a)(d)
750,000	5.000		05/01/26	761,136

Michigan State Housing Development Authority Revenue Bonds Series A (AA+/NR)
400,000	2.150		04/01/25	392,715
470,000	2.550	(a)	04/01/28	445,550
410,000	2.600	(a)	10/01/28	386,812

North Muskegon MI Public Schools MI GO Bonds Series 2024 (AA/NR)(a)
425,000	5.000		05/01/36	484,700
200,000	5.000		05/01/38	223,501
315,000	5.000		05/01/40	347,321
580,000	5.000		05/01/44	628,777

Saginaw Township MI Community School District (Refunding) Series 2015 (Q-SBLF) (NR/Aa1)(a)
750,000	4.000		05/01/28	758,940

Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
645,000	4.000		04/01/25	646,416

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan – (continued)

Wayne County MI Airport Authority Revenue Bonds (Refunding) Series 2015 G (A/A1)(a)
$ 2,625,000	5.000%		12/01/34	$2,673,583

Wayne County MI Airport Authority Revenue Bonds Series 2015 D (A/A1)(a)
2,400,000	5.000		12/01/34	2,444,419

				23,654,452

Minnesota – 0.4%
Minnesota Higher Education Facilities Authority Revenue Bonds (University Of St. Thomas) Series 2016 8-L (NR/A2)(a)
1,265,000	5.000		04/01/35	1,297,022

Minnesota State Housing & Finance Agency Revenue Bonds Series A (GNMA/FNMA/FHLMC) (AA+/Aa1)
230,000	1.700		07/01/26	214,236

				1,511,258

Mississippi – 2.3%
Mississippi Development Bank Revenue Bonds (Meridian Public School) Series 2023 BAM (AA/A2)(a)
1,500,000	4.000		04/01/37	1,506,030

Mississippi State Development Bank Special Obligation Revenue Bonds (Hinds County Project) Series 2017 (NR/WR)(a)
300,000	5.000		11/01/29	293,660
400,000	5.000		11/01/30	390,756
500,000	5.000		11/01/31	486,974
400,000	5.000		11/01/32	388,288

Mississippi State Gaming Tax Revenue Bonds Series 2015-E (A-/A3)
1,055,000	5.000		10/15/25	1,071,274

Mississippi State Home Corp. Revenue Bonds Series 2022 (NR/Aaa)
720,000	1.800		06/01/30	613,633
690,000	1.850		12/01/30	584,286
1,000,000	1.950	(a)	06/01/31	838,820

Warren MS Certificates of Participation Series 2023 (AA/Aa3)(a)
1,000,000	6.000		09/01/39	1,175,855
1,000,000	6.000		09/01/40	1,168,052

				8,517,628

Missouri – 1.8%
Missouri MO Development Finance Board Revenue Bond (City of Independence Missouri Events Center Project) (Refunding) Series 2021 (A-/NR)
850,000	4.000		04/01/28	862,642
1,825,000	4.000		04/01/29	1,858,646
810,000	4.000		04/01/30	826,135

Health & Educational Facilities Authority Of The State Of Missouri Revenue Bonds (Mercy Health) Series 2014 F (A+/A1)(a)
3,000,000	5.000		11/15/45	2,980,588

				6,528,011

30	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Nebraska(a) – 0.0%
Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)
$ 35,000	3.000%		05/15/46	$25,451

New Hampshire(a) – 0.4%
New Hampshire Business Finance Authority Revenue Bonds (Saint Luke’s University Health Network) Series 2021 (AA/A1)
1,355,000	4.000		08/15/41	1,322,832

New Jersey – 1.5%
County of Union NJ GO Bonds Series 2016 (AA+/Aaa)(a)
600,000	2.000		03/01/27	564,600

Middlesex County NJ Cops Certificates of Participation (Refunding) Series 2017 (AA+/NR)
705,000	4.000		06/15/26	713,810
500,000	4.000		06/15/27	511,498
500,000	4.000	(a)	06/15/28	513,305
760,000	4.000	(a)	06/15/29	780,399

New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
255,000	3.150		06/15/25	253,087

Ventnor City NJ GO Bonds (Refunding) Series 2017 (AA/NR)
690,000	4.000		12/01/26	701,588
705,000	4.000		12/01/27	723,188
730,000	4.000	(a)	12/01/28	749,734

				5,511,209

New Mexico – 1.4%
Las Cruces NM Joint Utility Revenue Bonds (Subordinate Line System Improvement) Series 2018 (NR/Aa3)(a)
845,000	4.000		06/01/29	856,915
500,000	4.000		06/01/30	507,153
500,000	4.000		06/01/33	505,551

New Mexico State Mortgage Finance Authority Revenue Bonds Series A (NR/Aaa)
775,000	1.900		03/01/31	650,345
520,000	2.050	(a)	03/01/32	438,182
585,000	2.100	(a)	09/01/32	491,168

University of New Mexico NM Revenue Bonds (Refunding & Improvement-Subordinate Lien) Series A (AA-/Aa3)(a)
1,685,000	2.250		06/01/27	1,586,599

				5,035,913

New York(a) – 0.7%
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (A-/NR)
500,000	5.000		06/01/29	500,484

Upper Mohawk Valley Memorial Auditorium Authority Revenue Bonds (Refunding) Series 2021 (A+/NR)
890,000	2.700		12/01/32	720,375
915,000	2.850		12/01/33	732,606
940,000	3.000		12/01/34	745,812

				2,699,277

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
North Carolina(a) – 0.2%
North Carolina State Housing Finance Agency Homeownership Revenue Bonds Series 39-B (GNMA/FNMA/FHLMC) (AA+/Aa1)
$ 595,000	3.200%	01/01/29	$578,564

Ohio – 4.2%
Akron OH Certificates of Participation (District Energy Project) Series 2018 (A/NR)(a)
885,000	4.000	12/01/29	898,614
960,000	4.000	12/01/31	975,821

Akron OH GO Bonds (Refunding) (A+/NR)(a)
545,000	5.000	12/01/26	549,042

City of Middletown OH GO Bonds (Refunding) Series 2017 (NR/Aa3)
995,000	4.000	12/01/25	999,331
935,000	5.000	12/01/27	986,928

City of Middletown OH GO Bonds (Refunding) Series 2017 (NR/NR)
100,000	4.000	12/01/25	100,665
110,000	5.000	12/01/27	116,490

County of Franklin OH Revenue Bonds (Trinity Health Credit Group) Series 2017 (AA-/Aa3)(a)
2,120,000	5.000	12/01/46	2,154,067

Dayton City School District Certificates of Participation Series 2021 (NR/A3)(a)
610,000	4.000	12/01/30	625,891
675,000	3.000	12/01/33	621,991

Dayton-Montgomery County Port Authority Revenue Bonds Series 2021 (A-/NR)
410,000	2.000	11/15/31	347,718

Licking Heights OH Local School District GO Bonds (Refunding) Series C (NR/Aa2)
765,000	5.000	10/01/27	808,884

Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (AA-/NR)(a)
630,000	4.000	12/01/26	630,869
500,000	4.000	12/01/29	499,998

Miami Valley Career Technology Center OH GO Bonds Series 2018 (NR/Aa3)(a)
2,245,000	4.000	12/01/36	2,275,314
2,170,000	4.000	12/01/37	2,186,596

Toledo-Lucas County Port Authority Revenue Bonds Series 2021 (A/NR)
410,000	2.000	11/15/31	349,341

University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A2)(a)
700,000	4.000	06/01/36	707,460

			15,835,020

Oklahoma – 2.9%
Bryan County School Finance Authority Revenue Bonds Series 2020 (A/NR)
895,000	4.000	09/01/24	894,715

The accompanying notes are an integral part of these financial statements.	31

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Oklahoma – (continued)

Leflore County OK Public Facility Authority Educational Facility Lease Revenue Bonds (Poteau Public School Project) Series 2019 (A-/NR)
$ 1,350,000	4.000%		12/01/28	$1,375,488
1,770,000	4.000	(a)	12/01/30	1,814,480

McClain County Economic Development Authority Revenue Bonds (Washington Public Schools Project) Series 2022 (A-/NR)(a)
2,000,000	4.000		09/01/36	2,045,010

Murray County OKLA Educational Facilities Authority Revenue Bonds (Sulphur Public Schools Project) Series 2022 (A-/NR)(a)
2,580,000	5.000		09/01/42	2,704,789

Oklahoma Capitol Improvement Authority Revenue Bonds Series 2018 (AA-/NR)(a)
1,975,000	4.000		07/01/38	1,975,393

Oklahoma Capitol Improvement Authority Revenue Bonds Series 2018 (NR/NR)(a)(d)
25,000	4.000		07/01/38	25,845

				10,835,720

Pennsylvania – 9.9%
Berwick Area School District GO Bonds Series 2021 (AA/NR)(a)
345,000	3.000		11/15/34	318,419
720,000	3.000		11/15/36	634,282

Bucks County Technical School Authority Revenue Bonds Series 2022 (AA/A1)(a)
455,000	4.000		02/15/33	469,130
685,000	4.000		02/15/36	701,960

Centre County PA Hospital Authority Revenue Bonds (Refunding Hospital Mount Nittany Medical Center Project) Series A (A+/NR)
1,000,000	5.000		11/15/26	1,031,871

Chester County PA School Authority Revenue Bonds (Chester County Intermediate Unit Project) Series 2024 (AA/Aa3)(a)
750,000	5.000		04/01/36	817,664
500,000	5.000		04/01/38	537,408

Pennsylvania Economic Development Financing Authority Revenue Bonds Series 2020 (A/A2)(a)
3,145,000	4.000		04/15/38	3,157,399

Pennsylvania Higher Education Assistance Agency Revenue Bonds Series A (A/Aa2)
500,000	5.000		06/01/26	505,690
525,000	5.000		06/01/27	536,338
525,000	5.000		06/01/28	540,926
535,000	5.000		06/01/29	556,421
425,000	5.000		06/01/30	444,258
Pennsylvania State Economic Development Financing Authority Governmental Lease Revenue Bonds (Taxable-Refunding-Forum Place Project) Series 2023 (A/A2)(a)
1,000,000	4.000		05/15/40	975,378
1,000,000	4.000		05/15/41	965,113

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds Series 2022 (AA/Aa3)(a)
$ 475,000	4.000%		08/15/42	$461,605

Pennsylvania State Housing Finance Agency SF Mortgage Revenue Bonds Series 130A (AA+/Aa1)(a)
795,000	2.100		10/01/30	692,780

Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Taxable-Refunding-1st) Series 2020 (NR/Aa3)
335,000	2.355		12/01/26	312,067
400,000	2.533		12/01/27	366,209
350,000	2.633		12/01/29	307,692

Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series A-2 (NR/Aa3)(a)
3,000,000	5.000		12/01/35	3,229,265

Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (AA-/Aa3)(a)
500,000	5.000		12/01/26	504,828

Peters Township PA School District Washington County GO Bonds Series C (NR/Aa2)(a)
1,000,000	4.000		09/01/36	1,011,067

Pittsburgh Water & Sewer Authority Revenue Bonds Series A (AA/A1)(a)
800,000	5.000		09/01/40	878,791
1,750,000	5.000		09/01/41	1,906,648

Ridley School PA District Revenue Bonds Series 2024 B (AA/A1)(a)
3,055,000	5.000		11/15/43	3,202,758
1,315,000	5.000		11/15/44	1,375,831

Shikellamy School District PA GO Bonds Series 2020 (AA/NR)(a)
1,945,000	2.000		09/01/28	1,771,795
1,610,000	2.000		09/01/29	1,434,938

Southcentral PA General Authority Revenue Bond Series TT2 (A-/NR)
225,000	5.000		05/01/28	235,535
225,000	5.000		05/01/29	238,641
400,000	5.000		05/01/30	429,544
375,000	5.000		05/01/31	406,863
325,000	4.000	(a)	05/01/32	323,011
325,000	4.000	(a)	05/01/33	323,074
300,000	4.000	(a)	05/01/34	299,397

Wayne County PA Hospital & Health Facilities Authority Revenue Bonds (Memorial Hospital Project) Series A (CNTY-GTD) (A/NR)
550,000	4.000		07/01/25	551,276
520,000	4.000		07/01/27	528,593
400,000	5.000	(a)	07/01/28	415,487
500,000	4.000	(a)	07/01/33	503,303
Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
1,000,000	5.000		11/01/24	1,003,798

32	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Wilson PA School District GO Bonds Series A (AA/NR)
$ 650,000	4.000%		05/15/26	$657,897
840,000	4.000	(a)	05/15/27	852,952

York PA GO Bonds (Refunding) Series A (NR/NR)
640,000	5.000		11/15/26	643,894

				37,061,796

Rhode Island(a) – 0.9%
Rhode Island State & Providence Plantations Lease Certificates of Participation (Eleanor Slater Hospital Project) Series B (AA-/Aa3)
760,000	4.000		11/01/32	778,075
980,000	4.000		11/01/33	1,003,841

Rhode Island State Housing and Mortgage Finance Corp Revenue Bonds Series 2022 (AA+/Aa1)
2,025,000	2.100		04/01/32	1,713,048

				3,494,964

South Carolina – 0.3%
Laurens County SC School District No. 055 Installment Purchase Revenue Bonds (Refunding) Series 2015 (A-/A2)
1,000,000	5.000		12/01/24	1,005,740

South Dakota – 1.2%
County of Clay SD G0 Bonds Series 2023 (NR/Aa3)(a)
1,000,000	5.000		12/01/38	1,085,896

Mitchell School SD District No. 17-2 GO Bonds Series 2024 (AA+/NR)(a)
1,745,000	5.000		08/01/38	1,894,116

South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aaa)
30,000	2.700		05/01/25	29,444

South Dakota State Health & Educational Facilities Authority Revenue Bonds Series 2017 (NR/A1)
825,000	5.000		09/01/24	827,201
605,000	5.000		09/01/25	613,049

				4,449,706

Tennessee – 1.7%
Greeneville TN Health & Educational Facilities Board Hospital Revenue Bonds (Refunding-Ballad Health Obligated Group) Series A (A-/A3)
500,000	5.000		07/01/28	526,086
600,000	5.000	(a)	07/01/29	628,650
500,000	5.000	(a)	07/01/30	524,192

Johnson City Health & Educational Facilities Board Revenue Bonds Series 2023 B (A-/NR)
4,155,000	5.000		07/01/33	4,608,835
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
125,000	4.050		01/01/38	124,869

				6,412,632

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – 10.2%
Arlington Higher Education Finance Corp. Revenue Bonds (Trinity Basin Preparatory, Inc.) Series 2023 (PSF-GTD) (AAA/NR)(a)
$ 1,200,000	5.000%	08/15/39	$1,293,376
1,000,000	5.000	08/15/40	1,070,523

Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (PSF-GTD) (AAA/NR)
725,000	5.000	08/15/25	736,075

Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (PSF-GTD) (AAA/NR)(a)
540,000	4.000	12/01/30	545,919
485,000	4.000	12/01/32	490,471

Arlington TX Higher Education Finance Corp. Revenue Bonds Series A (PSF-GTD) (AAA/NR)(a)
1,000,000	4.000	08/15/34	1,026,600
1,000,000	4.000	08/15/35	1,023,760

Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA/Aa2)(a)
430,000	5.000	09/01/27	438,207
980,000	5.000	09/01/28	1,000,192

City of Atlanta Department of Aviation Revenue Bonds Series 2022 (A+/A1)
1,250,000	5.000	11/15/32	1,372,298

City of Brownsville TX Utilities System Revenue Bonds (Refunding) Series 2022 (AA/NR)(a)
500,000	5.000	09/01/42	529,011

City of Bryan TX Electric System Revenue Bonds (Refunding) Series 2021 (A+/NR)(a)
960,000	4.000	07/01/31	968,801

City of Houston TX Airport System Revenue Bonds Series 2021 (NR/A1)
1,000,000	5.000	07/01/29	1,061,310
900,000	5.000	07/01/30	966,574
1,200,000	5.000	07/01/31	1,301,595

City of Houston TX Combined Utility System Revenue Bonds (Refunding) Series C (NR/Aa1)(a)(b)(c)
4,000,000	3.750	05/15/34	4,000,000

Clifton TX Higher Education Finance Corp. Revenue Bonds (Refunding International Leadership Of Texas, Inc.) Series 2024 A (NR/Aaa)(a)
1,175,000	5.000	08/15/34	1,326,318
860,000	5.000	08/15/35	967,324
975,000	5.000	08/15/36	1,087,828

Dallas Fort Worth International Airport Revenue Bonds Refunding Series 2023 B (A+/A1)(a)
1,000,000	5.000	11/01/39	1,114,472

Greater Texoma Utility Authority Revenue Bonds (City Of Sherman Project) Series 2022 (AA/NR)(a)
2,515,000	4.000	10/01/39	2,530,212

Greenville TX Electric System Revenue Bonds Series 2022 (AA/NR)(a)
1,000,000	5.000	02/15/47	1,046,342

The accompanying notes are an integral part of these financial statements.	33

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – (continued)
Harris County Municipal Utility District No 105 GO Bonds (Refunding) Series 2022 (AA/NR)
$ 905,000	4.000%		03/01/32	$930,756
970,000	4.000	(a)	03/01/33	1,002,630
1,015,000	4.000	(a)	03/01/34	1,051,552

Hutto Independent School District GO Series 2023 (PSF-GTD) (AAA/Aaa)(a)
1,000,000	5.000		08/01/40	1,101,855

Katy TX Independent School District GO Bonds (Refunding) Series A (PSF-GTD) (AAA/Aaa)
300,000	5.000		02/15/25	303,458

Kyle TX GO Bonds Series 2022 (AA/NR)(a)
1,500,000	4.000		08/15/38	1,505,942

Laredo TX GO Bonds Series 2022 (AA/Aa2)(a)
1,740,000	5.000		02/15/40	1,880,880

McGregor TX Independent School District GO Bonds (Capital Appreciation) Series 2001 (PSF-GTD) (AAA/NR)(e)
230,000	0.000		02/15/25	223,011

Port Freeport TX Revenue Bonds Series 2024 (AMT) (A+/NR)
1,550,000	6.000		06/01/34	1,783,263
1,655,000	4.000	(a)	06/01/35	1,656,308

Round Rock Transportation & Economic Development Corp. (Taxable) Series 2021 BAM (AA/NR)
910,000	1.250		08/15/26	831,911

				38,168,774

Utah – 0.4%
Salt Lake City UT Airport Revenue Bonds Series A (A+/A2)
1,000,000	5.000		07/01/26	1,023,074

Salt Lake City UT Airport Revenue Bonds Series B (A+/A2)(a)
500,000	5.000		07/01/34	524,563

				1,547,637

Vermont – 0.9%
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (A/NR)
400,000	5.000		06/15/25	402,580
400,000	5.000		06/15/26	406,873
780,000	5.000		06/15/27	797,154

Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (AAA/NR)
300,000	5.000		06/15/24	300,127

Vermont Student Assistance Corp Revenue Bonds Series 2021 (A/NR)
400,000	5.000		06/15/29	415,219
455,000	5.000		06/15/30	474,983
475,000	5.000		06/15/31	497,395

				3,294,331

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Virginia(a) – 1.0%
Isle of Wight County Economic Development Authority Revenue Bonds (Riverside Health System) Series 2023 (AA/NR)
$ 1,000,000	5.250%	07/01/43	$1,091,803

Virginia Housing Development Authority Revenue Bonds Series 2023 F (AA+/Aa1)
2,500,000	5.150	11/01/48	2,555,132

			3,646,935

Port of Seattle WA Special Facilities Revenue Bonds (Refunding) Series 2013 (A+/A1)
900,000	3.600	06/01/26	884,109

Port of Seattle WA Special Facilities Revenue Bonds Series 2017 (AA-/A1)
1,500,000	5.000	05/01/37	1,529,484

Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (A/WR)
495,000	5.000	08/15/27	501,512

Washington State Health Care Facilities Authority Revenue Bonds (Refunding-Providence St. Joseph Health) Series B (A/A2)
150,000	5.000	10/01/30	157,248

Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)
290,000	3.450	12/01/30	286,002

			3,358,355

Wisconsin(a) – 2.2%
City of Milwaukee WI GO Bonds (Refunding) Series 2022 (AA/NR)
2,000,000	5.000	04/01/35	2,236,681

City of Milwaukee WI GO Bonds Series 2020 (AA/NR)
2,580,000	4.000	04/01/35	2,601,941

Luxemburg-Casco WI School District Brown & Kewaunee Counties GO Notes (Refunding) Series 2018 (AA-/NR)
520,000	4.000	03/01/30	531,565

Tomorrow River School District GO Bonds Series 2022 (AA/NR)
1,910,000	4.000	03/15/41	1,912,514

Wisconsin Public Finance Authority Revenue Bonds (Taxable Refunding Hawaii Pacific Health Obligated Group) Series A (NR/A1)
1,170,000	4.082	07/01/29	1,107,036

			8,389,737

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $364,794,714)			$351,268,967

34	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2024 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 5.4%

State Street Institutional US Government Money Market Fund – Premier Class
20,218,808	5.250%	$20,218,808
(Cost $20,218,808)

TOTAL INVESTMENTS – 99.5%
(Cost $385,013,522)		$371,487,775

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		1,735,764

NET ASSETS – 100.0%		$373,223,539

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2024.

(c)	Rate shown is that which is in effect on April 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Prerefunded security. Maturity date disclosed is prerefunding date.

(e)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—Insuredby Assured Guaranty Municipal Corp.
AMT	—AlternativeMinimum Tax
FHLMC	—FederalHome Loan Mortgage Corp.
FNMA	—FederalNational Mortgage Association
GNMA	—GovernmentNational Mortgage Association
GO	—GeneralObligation
NR	—Not Rated
PSF-GTD	—Guaranteedby Permanent School Fund
Q-SBLF	—QualifiedSchool Bond Loan Fund
WR	—WithdrawnRating

PORTFOLIO COMPOSITION

	AS OF 4/30/24	AS OF 10/31/23

General Obligation	24.1%	32.5%
Lease	16.9	16.7
Hospital	12.7	11.6
Limited Tax	9.7	12.5
Transportation	9.3	5.8
Investment Company	5.4	0.7
Higher Education	5.2	4.2
Water/Sewer	5.2	2.9
Single Family Housing	5.1	5.6
Student	2.0	2.1
Prerefunded/Escrow to Maturity	1.1	1.2
Multi Family Housing	1.1	1.2
Power	0.7	0.7
Not For Profit	0.5	0.5
Utilities	0.5	0.7

TOTAL INVESTMENTS	99.5%	98.9%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	35

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – 100.5%
Alabama(a) – 0.9%
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding–Noland Health Services Inc.) Series 2021 (A/NR)
$2,000,000	5.000%	12/01/31	$2,094,803

Arizona(a) – 1.1%
Arizona Industrial Development Authority Revenue Bonds Series 2022 (A/NR)
2,680,000	4.000	11/01/40	2,582,865

Illinois(a) – 0.4%
Woodford Lasalle Livingston Etc. Counties IL Community Unit School District GO Bonds Series A (AA/NR)
500,000	4.000	12/01/34	513,631
500,000	4.000	12/01/35	508,281

			1,021,912

Indiana(a) – 0.8%
Shelbyville Redevelopment Authority Revenue Bonds Series 2021 (AA-/NR)
500,000	3.000	08/01/33	457,769

Whitestown Redevelopment Authority (Lease Rental Multipurpose Refunding Revenue)- Series 2021 (AA+/NR)
1,575,000	3.000	08/01/32	1,518,936

			1,976,705

Michigan(a) – 1.1%
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
2,920,000	2.550	06/01/27	2,770,394

Missouri – 94.8%
Andrew County Reorganized School District No. 3 Certificates of Participation Series 2023 BAM (AA/NR)(a)
2,000,000	4.000	04/15/43	1,955,803

Arnold MO Certificates of Participation (Refunding) Series 2019 (A+/NR)(a)
760,000	4.000	08/15/28	771,654
825,000	4.000	08/15/30	837,937
555,000	4.000	08/15/31	563,553

Boone County MO R-1 Reorganized School District GO Bonds (Direct Deposit Program) Series R (AA+/NR)(a)
1,150,000	4.000	03/01/39	1,175,348
1,000,000	4.000	03/01/40	1,016,428
750,000	4.000	03/01/41	761,552

Brentwood MO Certificates of Participation Series 2018 (AA-/NR)(a)
2,070,000	4.000	10/01/33	2,079,893
1,655,000	4.000	10/01/34	1,661,597

Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Kearney Direct Deposit Program) Series 2018 (AA+/NR)(a)
900,000	4.000	03/01/31	922,120
750,000	4.000	03/01/37	758,722

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Refunding) Series 2022 (A+/NR)
$ 915,000	4.000%		03/01/28	$934,228

City of Brentwood MO Certificates of Participation Series 2019 (AA-/NR)(a)
1,415,000	4.000		10/01/36	1,415,310

City of Carthage MO Certificates of Participation Series 2022 (A+/NR)(a)
1,145,000	5.000		05/01/37	1,201,940

City of Florissant MO Certificates of Participation (Refunding) Series 2021 (NR/Aa3)(a)
505,000	3.000		10/01/30	483,361
570,000	3.000		10/01/34	525,808

City of Jennings MO Certificates of Participation Series 2021 (NR/NR)(a)
1,095,000	4.000		03/01/31	1,110,543
1,230,000	4.000		03/01/34	1,247,469
750,000	4.000		03/01/37	751,580
530,000	4.000		03/01/40	504,178

City of Kansas City MO Special Obligation Revenue Bonds Series 2021 (AA-/A1)(a)
1,000,000	5.000		04/01/35	1,110,238
760,000	5.000		04/01/36	837,387
1,435,000	5.000		04/01/37	1,564,684

City of Kansas City MO Special Obligation Revenue Bonds Series 2024 (AA-/A1)(a)
1,500,000	5.000		04/01/35	1,726,436

City of Republic MO Revenue Bonds Series 2022 (A+/NR)(a)
920,000	4.000		05/01/34	951,508
640,000	4.000		05/01/35	659,189
685,000	4.000		05/01/36	701,664

Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(a)
1,000,000	4.000		03/01/34	1,006,275
1,000,000	4.000		03/01/35	1,005,852

Clay County MO Public School District No. 53 Liberty GO Bonds Series 2018 (AA/NR)(a)
1,000,000	4.000		03/01/34	1,006,275

Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(a)
500,000	4.000		10/01/42	487,130

County of Barry MO Certificate of Participation Series 2023 (NR/A3)
640,000	5.000		10/01/29	670,424
670,000	5.000		10/01/30	704,951
705,000	5.000		10/01/31	743,016
740,000	5.000	(a)	10/01/32	780,892

County of Cole MO Reorganized School District No. 2 GO Series 2019 (AA+/NR)(a)
3,370,000	5.000		03/01/36	3,401,708

County of Franklin MO Certificates of Participation (Refunding) Series B (A+/NR)(a)
1,100,000	4.000		04/01/28	1,119,172

36	The accompanying notes are an integral part of these financial statements.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
County of Greene MO Certificate of Participation Series 2018 (NR/Aa2)(a)
$1,000,000	4.000%		09/01/31	$1,019,757

County of St. Charles MO Special Obligation Revenue Bonds Series 2024 (AA/NR)(a)
1,945,000	4.000		04/01/38	1,971,234
2,025,000	4.000		04/01/39	2,040,006

Fenton MO Fire Protection District GO Bonds Series 2019 (AA+/NR)(a)
1,200,000	4.000		03/01/33	1,217,463
625,000	4.000		03/01/34	634,166

Festus MO School District No. R-VI Lease Certificates of Participation (School District Project) Series 2019 (A+/NR)
700,000	5.000		04/01/28	742,583
830,000	5.000	(a)	04/01/30	902,138
905,000	5.000	(a)	04/01/31	986,123

Fort Zumwalt School District FORT ZUMWALT SD-REF Series 2024 ST AID DIR DEP (AA+/NR)(a)
1,425,000	5.250		03/01/34	1,643,304
1,115,000	5.250		03/01/35	1,280,469

Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series A (A+/NR)(a)
715,000	4.000		12/30/32	746,989
1,780,000	3.000		12/30/33	1,674,221

Greene County MO Certificates of Participation Series 2018 (NR/Aa2)(a)
1,130,000	5.000		09/01/36	1,193,019
1,000,000	5.000		09/01/37	1,050,771

Greene County MO Reorganized School District No. R-2 GO Bonds Series 2018 (Liberty School Building Direct Deposit Program) (AA+/NR)(a)
875,000	5.000		03/01/38	910,271

Greene County MO Reorganized School District No. R-3 GO Bonds Series B (Direct Deposit Program) (AA+/NR)(a)
905,000	4.000		03/01/30	922,176
985,000	4.000		03/01/32	1,003,287

Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)(a)
95,000	5.625		03/01/25	94,995

Hannibal MO Industrial Development Authority Revenue Bonds (Hannibal Regional Hospital Healthcare System, Inc.) Series 2017 (BBB/NR)(a)
3,225,000	5.000		10/01/37	3,276,946

Harrisonville MO Cass R-9 School District GO Bonds Series 2020 (AA+/NR)(a)
1,250,000	5.000		03/01/37	1,258,498

Hazelwood School District GO Bonds (Refunding) Series 2023 (AA/NR)(a)
750,000	5.000		03/01/42	812,989

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Health & Educational Facilities Authority of the State of Missouri (Refunding) Series 2021 (BBB+/NR)(a)
$ 350,000	4.000%		02/15/34	$333,227
400,000	4.000		02/15/35	378,561
580,000	4.000		02/15/36	542,720
700,000	4.000		02/15/37	643,854

Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (BJC Health System) Series A (AA/Aa2)
2,000,000	5.000		05/01/33	2,289,742

Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (Mercy Health) Series A (A+/A1)(a)
500,000	5.500		12/01/41	559,619

Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (Refunding-Saint Lukes Health Systems) Series 2020 (AA/Aa2)
525,000	5.000		11/15/25	536,512

Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (SSM Health) Series A (A+/WR)(a)
500,000	5.000		06/01/34	551,661

Health & Educational Facilities Authority Of The State Of Missouri Revenue Bonds (Mercy Health) Series 2014 F (A+/A1)(a)
6,000,000	5.000		11/15/45	5,961,176

Independence MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(a)
1,470,000	3.250		03/01/38	1,398,117

Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)(a)
960,000	3.000		04/01/26	941,998

Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA/NR)(a)
700,000	4.000		05/01/27	705,293
630,000	4.000		05/01/29	635,522
675,000	4.000		05/01/30	680,301

Jackson County MO Reorganized School District No.4 Blue Springs GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
1,000,000	5.500		03/01/35	1,105,163
1,000,000	5.500		03/01/36	1,100,322

Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (BBB+/NR)(a)
475,000	3.000		04/15/28	447,626
575,000	3.250		04/15/30	541,442
550,000	3.300		04/15/31	513,792
700,000	3.375		04/15/32	647,548

Jackson County MO School District Hickman Mills C-1 GO Bonds (Refunding) Series 2020 (AA+/NR)
100,000	3.000		03/01/27	98,261
165,000	4.000	(a)	03/01/31	169,175
180,000	4.000	(a)	03/01/32	184,322
200,000	4.000	(a)	03/01/33	204,670

The accompanying notes are an integral part of these financial statements.	37

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO School District No. 58 GO Bonds Series B (NR/A1)(a)
$1,365,000	4.000%	03/01/28	$1,387,088

Jasper County MO Reorganized School District No. R-9 Carthage GO Bonds (Refunding) Series B (AA+/NR)(a)
675,000	4.000	03/01/31	694,378

Jefferson City MO School District Certificate of Participation Series 2021 (A+/NR)(a)
1,220,000	4.000	04/01/35	1,252,475

Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
15,000	4.000	03/01/30	15,127

Jefferson County School District No R-VI Festus Certificate of Participation (Refunding)Series 2021 (A+/NR)(a)
585,000	3.000	04/01/29	565,946
605,000	3.000	04/01/30	584,903
420,000	3.000	04/01/31	406,120
460,000	3.000	04/01/33	434,498

Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (A+/NR)(a)
1,895,000	5.000	02/15/27	1,895,355

Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Taxable-Refunding-Freeman Health System Project) Series B (A+/NR)
500,000	2.378	02/15/25	487,531
1,020,000	2.558	02/15/26	969,008
815,000	2.844	02/15/28	746,077
825,000	2.894	02/15/29	741,071

Joplin MO Schools GO Buildings–Series 2020 (AA+/NR)(a)
1,285,000	3.000	03/01/35	1,206,467

Kansas City MO Industrial Development Authority Airport Special Obligation Revenue Bonds(Kansas City International Airport Terminal Modified Project) Series B (A-/A2)(a)
1,275,000	4.000	03/01/34	1,290,598

Kansas City MO Industrial Development Authority Airport Special Obligation Revenue Bonds(Kansas City International Airport Terminal Modified Project) Series B (A-/A2)
2,540,000	5.000	03/01/28	2,643,980
1,370,000	5.000	03/01/29	1,444,182

Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A2)(a)
2,130,000	5.500	09/01/29	2,132,795

Kansas City MO Special Obligation Revenue Bonds (Refunding) Series C (AA-/A2)(a)
1,000,000	5.000	09/01/31	1,050,149

Liberty MO Public School District No. 53 Lease Participation Certificates (Refunding) (School Board Association) Series 2016 (AA-/NR)(a)
1,040,000	3.000	04/01/27	1,017,532

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Liberty Public School District No. 53 GO Bonds Series 2023 (AA/NR)(a)
$2,000,000	4.000%		03/01/42	$1,964,069

Maplewood Richmond Heights Mosch District GO Bonds (Refunding) Series 2019 (AA-/NR)(a)
500,000	4.000		03/01/30	508,811

Missouri Development Finance Board Infrastructure Facilities Refunding Revenue Bonds (City Of Independence) Series C (AA/NR)(a)
2,500,000	5.000		06/01/33	2,808,562

Missouri Development Finance Board Revenue Bonds (Sant Louis Zoo Projects) Series 2022 (AA-/A1)(a)
1,000,000	5.250		05/01/36	1,116,277
1,100,000	5.250		05/01/37	1,212,505

Missouri Development Finance Board Revenue Bonds (The Nelson Gallery Foundation) Series A (AA-/NR)(a)(b)(c)
2,000,000	3.700		12/01/37	2,000,000

Missouri Joint Municipal Electric Utility Commission Revenue Bonds Series 2022 (NR/A2)(a)
500,000	5.250		12/01/41	535,257
500,000	5.250		12/01/42	533,871

Missouri MO Development Finance Board Revenue Bond (City of Independence Missouri Events Center Project) (Refunding) Series 2021 (A-/NR)
895,000	4.000		04/01/31	910,946
990,000	4.000	(a)	04/01/32	1,017,941
1,095,000	4.000	(a)	04/01/33	1,122,565

Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(a)
635,000	2.000		04/01/27	596,278

Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)(a)
800,000	4.000		04/01/28	800,415

Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)(a)
595,000	5.000		01/01/30	599,834
775,000	5.000		01/01/31	781,093

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(a)
1,440,000	4.500		06/01/28	1,440,835

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding- Southeast MO State University) Series 2019 (A/NR)
2,030,000	5.000		10/01/27	2,126,353

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Kansas City Art Institute) Series 2018 (A-/NR)(a)
670,000	5.000		09/01/33	702,127
800,000	5.000		09/01/38	822,504

38	The accompanying notes are an integral part of these financial statements.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(a)
$2,500,000	5.000%	11/15/35	$2,521,488

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(a)
1,375,000	5.000	12/01/31	1,392,473
1,000,000	5.000	12/01/33	1,012,513

Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(a)
950,000	5.000	06/01/34	993,525
1,100,000	5.000	06/01/37	1,139,341

Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (AA-/NR)(a)
1,250,000	4.000	05/15/33	1,252,158
250,000	4.000	05/15/39	244,950

Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series B (GNMA/FNMA/FHLMC) (AA+/NR)(a)
330,000	2.400	11/01/30	293,278
310,000	2.500	05/01/31	274,648
320,000	2.550	11/01/31	282,849

Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
70,000	3.550	11/01/30	69,510

Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series D (GNMA/FNMA/FHLMC) (AA+/NR)(a)
250,000	3.050	11/01/28	241,863
225,000	3.150	11/01/29	217,739
245,000	3.250	11/01/30	235,211

Nixa MO Public Schools Certificates of Participation Series 2021 (A/NR)(a)
1,465,000	3.000	04/01/39	1,251,554

Nixa MO Public Schools GO Bonds (Direct Deposit Program) (Refunding) Series 2019 (AA+/NR)(a)
500,000	4.000	03/01/33	509,306
800,000	4.000	03/01/34	813,679

Nodaway County MO Industrial Development Authority Revenue Bonds (Northwest Foundation) Series 2008 (A+/NR)(a)(b)(c)
850,000	3.740	11/01/28	850,000

North Jefferson County MO Ambulance District GO Bonds Series 2022 (AA/NR)(a)
650,000	5.000	03/01/40	700,856

North Kansas City MO School District No. 74 GO Bonds (Refunding) Series 2022 (AA+/Aa1)
5,625,000	5.000	03/01/25	5,692,834
2,500,000	5.000	03/01/26	2,578,151

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
North Kansas City MO School District No. 74 GO Bonds Series 2022 (AA+/Aa1)(a)
$2,000,000	5.250%		03/01/39	$2,238,226

O’Fallon Fire Protection District GO Bonds Series 2023 (NR/Aa2)(a)
510,000	4.000		03/01/38	520,405
530,000	4.000		03/01/39	538,397
575,000	4.000		03/01/41	577,396
600,000	4.000		03/01/42	598,976

Ozark MO Certificates of Participation Series 2014 (A+/NR)(a)
500,000	5.000		09/01/44	500,221

Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
400,000	3.000		03/01/36	374,752

Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
1,000,000	4.000		03/01/37	1,019,600
1,000,000	4.000		03/01/38	1,010,874
750,000	4.000		03/01/39	753,359

Platte County Reorganized School District No R-3 GO Bonds (Refunding) Series 2021 (AA/NR)(a)
2,155,000	5.250		03/01/40	2,387,666

Polk County Mo School District No R-1 GO (Bolivar Refunding) Series 2021 (A/NR)(a)
625,000	3.000		03/01/33	607,047
1,600,000	3.000		03/01/35	1,566,886

Rolla MO Certificates of Participation Series B (A+/NR)(a)
225,000	3.150		07/01/27	224,034
410,000	3.450		07/01/32	403,051

Rolla School District No. 31 GO Bonds (Missouri Direct Deposit Program) Series 2023 (AA+/NR)(a)
925,000	5.000		03/01/41	995,824

Saint Louis MO Airport Revenue Bonds (Refunding -St. Louis Lambert International Airport) Series A (NR/A2)
1,500,000	5.000		07/01/31	1,621,100
1,355,000	5.000		07/01/32	1,471,924

Saint Louis MO Airport Revenue Bonds (Refunding) Series 2017 C (AA/A1)(a)
3,745,000	5.000		07/01/42	3,845,877

Southeast Missouri State University Revenue Bonds (Refunding) Series 2020 BAM (AA/NR)(a)
1,465,000	4.000		04/01/40	1,376,701

Southern Platte MO Fire Protection District Series 2018 (NR/Aa2)(a)
540,000	4.000		03/01/38	542,628

Springfield MO Public Utility Revenue Bonds (Refunding) Series 2015 (AA+/NR)(a)
1,310,000	4.000		08/01/31	1,310,943

Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)
2,275,000	5.000		07/01/27	2,379,523
1,220,000	5.000	(a)	07/01/28	1,263,670
1,400,000	5.000	(a)	07/01/30	1,454,303

The accompanying notes are an integral part of these financial statements.	39

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)

Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (NR/Aa3)(a)
$1,405,000	4.000%	05/01/27	$1,405,631

Springfield MO Special Obligation Revenue Bonds Series 2020 (NR/Aa2)(a)
470,000	4.000	11/01/34	481,010
475,000	4.000	11/01/35	484,820
815,000	4.000	11/01/36	828,193
845,000	4.000	11/01/37	851,086
920,000	4.000	11/01/38	923,777

St Louis Land Clearance for Redevelopment Authority Revenue Bonds (Refunding) Series A (A/NR)(a)
2,480,000	2.125	04/01/39	1,878,920

St. Charles County Public Water Supply District No. 2 Certificates of Participation (Water Utility IMPS) Series 2022 (AA+/NR)(a)
2,000,000	4.000	12/01/44	1,942,839

St. Charles MO Certificates of Participation Series 2024 (NR/Aa3)(a)
660,000	5.000	02/01/37	729,519
695,000	5.000	02/01/38	759,854
730,000	5.000	02/01/39	790,346
670,000	5.000	02/01/40	720,843

St. Louis County MO Community College District Certificates of Participation Series 2017 (AA/NR)(a)
1,000,000	4.000	04/01/35	1,015,450
2,000,000	4.000	04/01/36	2,025,405
2,515,000	4.000	04/01/37	2,532,546

St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)(a)
1,000,000	4.000	03/01/32	1,001,555

St. Louis County MO Reorganized School District No. R-6 GO Bonds Series 2018 (AAA/NR)
800,000	5.000	02/01/26	822,305

St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
2,710,000	5.000	02/15/27	2,795,866

St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)(a)
2,595,000	4.000	02/15/35	2,622,630

Stone County MO Reorganized School District No. 4 (Refunding – MO Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,725,000	4.000	03/01/33	1,745,723
1,840,000	4.000	03/01/34	1,861,641

Stone County Reorganized School District No. 4 GO (Reeds Spring) Series 2022 (AA/NR)(a)
2,000,000	4.000	03/01/39	2,010,090

Strafford Fire Protection District GO Bonds Series 2022 BAM (AA/NR)(a)
1,125,000	5.000	03/01/40	1,186,263

Taney County Public Water Supply District No 3 Certification of Participation Series 2022 (A/NR)(a)
720,000	3.750	07/01/36	725,643

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)

Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A3)(a)
$ 865,000	3.000%		06/01/25	$848,328

University City Municipal Library District Certification of Participation Series 2022 (NR/A1)(a)
710,000	3.000		04/15/39	607,756

Valley Park MO Fire Protection District GO Bonds Series 2019 (AA/NR)(a)
450,000	4.000		03/01/35	455,722
500,000	4.000		03/01/37	503,700
755,000	4.000		03/01/39	755,657

Warrensburg MO School District No R-VI GO Bonds (Direct Deposit Program) Series 2020 (AA+/NR)(a)
500,000	3.000		03/01/36	466,750
560,000	3.000		03/01/37	506,358

Washington MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(a)
2,400,000	4.000		03/01/38	2,410,196

Webster County MO Marshfield School District No. R-1 GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
500,000	4.000		03/01/32	512,006
890,000	4.000		03/01/33	910,137

Wentzville MO Certificates of Participation Series 2023 (NR/Aa3)
250,000	5.000		03/01/32	277,114
260,000	5.000		03/01/33	290,698
340,000	5.000	(a)	03/01/34	380,304
360,000	5.000	(a)	03/01/35	401,979
380,000	5.000	(a)	03/01/36	422,037
320,000	5.000	(a)	03/01/37	352,246
600,000	4.000	(a)	03/01/39	591,239

Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2016 (AA+/Aa1)(a)(d)
2,000,000	0.000		03/01/26	1,853,300

Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/A1)(a)
1,810,000	4.000		04/01/32	1,814,532
1,800,000	4.000		04/01/33	1,803,887
1,800,000	4.000		04/01/34	1,804,576

Wright City R-II School District GO Bonds Series 2022 AGM (AA/NR)(a)
1,055,000	6.000		03/01/34	1,272,588

				231,807,751

North Dakota(a) – 0.9%

North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa1)
2,310,000	2.600		07/01/28	2,155,752
105,000	3.150		01/01/36	94,122

				2,249,874

40	The accompanying notes are an integral part of these financial statements.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio(a) – 0.5%

Dayton City School District Certificates of Participation (Ohio School Facilities Project) Series 2021 (NR/A3)
$ 715,000	3.000%	12/01/35	$647,819

Dayton City School District Certificates of Participation (Ohio School Facilities Project) Series 2021 (NR/A3)
695,000	2.125	12/01/34	568,637

			1,216,456

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $255,665,160)			$245,720,760

Shares	Dividend Rate		Value

Investment Company – 0.0%

State Street Institutional US Government Money Market Fund – Premier Class
120,414	5.250%		$120,414
(Cost $120,414)

TOTAL INVESTMENTS – 100.5%
(Cost $255,785,574)			$245,841,174

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%			(1,246,559)

NET ASSETS – 100.0%			$244,594,615

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2024.

(c)	Rate shown is that which is in effect on April 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—Insuredby Assured Guaranty Municipal Corp.
AMT	—AlternativeMinimum Tax
FHLMC	—FederalHome Loan Mortgage Corp.
FNMA	—FederalNational Mortgage Association
GNMA	—GovernmentNational Mortgage Association
GO	—GeneralObligation
NR	—Not Rated
WR	—WithdrawnRating

PORTFOLIO COMPOSITION

	AS OF 4/30/24	AS OF 10/31/23

Lease	37.7%	39.8%
General Obligation	30.6	28.9
Hospital	11.6	8.5
Limited Tax	6.8	7.9
Transportation	4.8	3.0
Higher Education	4.5	3.2
Single Family Housing	2.7	3.7
Power	1.0	1.1
Water/Sewer	0.8	1.5
Investment Company	—	0.6
Utilities	—	0.5
Multi Family Housing	—	0.5

TOTAL INVESTMENTS	100.5%	99.2%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	41

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 99.8%
Alabama(a) – 0.9%
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding – Noland Health Services Inc.) Series 2021 (A/NR)
$1,000,000	5.000%		12/01/31	$1,047,402

Georgia(a) – 0.7%
University Of GA Milledgeville & Baldwin Development Authority Revenue Bonds (Refunding-State of Georgia University Project) (A+/NR)
745,000	5.000		06/15/34	819,887

Illinois(a) – 2.2%
Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)
1,000,000	4.000		01/01/33	1,013,245

Westchester Village GO Bonds Series 2021 (BAM) (AA/A2)
1,690,000	4.000		12/01/36	1,704,247

				2,717,492

Indiana – 6.5%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)(a)
440,000	4.000		01/15/35	446,789

City of Martinsville Indiana Government Facility Building Corp. Revenue Bonds Series 2023 BAM (AA/NR)(a)
500,000	5.250		08/01/37	547,986
500,000	5.250		08/01/42	535,895

Frankfort Redevelopment Authority Revenue Bonds Riverfront Phase II Project Series 2022 BAM (AA/NR)(a)
1,500,000	5.000		08/01/38	1,637,700

Indianapolis Local Public Improvement Bond Bank Revenue Bonds (City Moral Obligation – Subordinate) Series 2023 (AA/NR)(a)
1,750,000	5.250		03/01/43	1,900,167

Northwestern School Building Corp. Revenue Bonds Series 2023 (AA+/NR)(a)
550,000	6.000		07/15/36	639,680
600,000	6.000		07/15/37	691,810

Whitestown Redevelopment Authority Redevelopment Authority Lease Rental Revenue Bonds (Taxable-Refunding) Series 2021 (AA+/NR)
1,530,000	3.000		08/01/31	1,488,561

				7,888,588

Iowa(a) – 0.6%
City of Marion IA Road Use Tax Revenue Bonds Series 2023 (NR/Aa2)
750,000	5.000		06/01/43	777,828

Kansas – 85.4%
Arkansas City KS Public Building Commission Revenue Bonds (Refunding) Series 2019 (A/NR)
560,000	5.000		09/01/27	588,648
585,000	5.000		09/01/28	625,630
415,000	5.000	(a)	09/01/29	450,436

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Atchison County KS Unified School District No. 409 GO Bonds (Refunding) Series 2024 (AA/NR)(a)
$ 920,000	5.000%		09/01/36	$1,019,595

Bel Aire KS GO Bond Series 2022 (SP-1+/NR)(a)
2,000,000	3.000		12/01/25	1,972,092

Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)(a)
800,000	4.000		10/01/27	802,352

Bourbon County KS Unified School District No. 234-Fort Scott Certificates of Participation Series 2023 AGM (AA/NR)(a)
830,000	4.000		09/01/39	831,957

Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
1,000,000	4.000		09/01/30	1,018,467
500,000	4.000		09/01/31	508,195

Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding – Bel Aire & Park City Project) Series 2017 (AGM) (AA/NR)
1,315,000	5.000		09/01/26	1,356,715
1,305,000	4.000	(a)	09/01/28	1,329,571

Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250		09/01/24	1,000,909

City of Abilene KS Public Building Commission Revenue Bonds (Refunding-Hospital District No. 1) Series 2017 (AA-/NR)(a)
560,000	5.000		12/01/28	597,216
600,000	4.000		12/01/29	612,350
650,000	4.000		12/01/30	662,500

City of Dodge KS GO Bonds (Refunding) Series B (A+/NR)
670,000	4.000		09/01/26	677,152
740,000	4.000	(a)	09/01/28	757,609

City of Mulvane KS GO Bonds (Refunding) Series A (NR/NR)
500,000	5.000		09/01/25	508,277

City of Salina KS Water & Sewage System Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
495,000	3.000		10/01/27	480,282
350,000	3.000		10/01/28	336,537
300,000	3.000		10/01/29	287,113

City of Topeka KS Combined Utility Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
545,000	4.000		08/01/27	552,406
445,000	3.000		08/01/28	433,936
650,000	3.000		08/01/32	599,388

Crawford County Unified School District No 250 Pittsburg GO Bonds Series 2022 BAM (AA/A2)(a)
750,000	4.000		09/01/41	741,062

Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)(a)
1,550,000	3.250		08/01/33	1,497,131
1,000,000	5.000		08/01/44	1,040,375

Dickinson County KS Unified School District No. 435 GO Bonds (Taxable-Refunding) Series 2019 (A+/NR)(a)
375,000	2.950		09/01/32	321,350

42	The accompanying notes are an integral part of these financial statements.

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Douglas County KS Unified School District No. 491 GO Bonds (Edora-Refunding) Series A-2023 AGM (AA/A2)(a)
$1,785,000	5.000%	09/01/40	$1,915,221

Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (A+/NR)(a)
1,530,000	4.000	09/01/30	1,556,387

Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)(a)(b)
1,720,000	5.000	09/01/32	1,755,215
750,000	5.000	09/01/40	765,355

Geary Country KS GO Bonds (Refunding) Series 2016 (A/NR)
1,000,000	5.000	09/01/25	1,015,904

Geary County KS Unified Government GO Bonds (Refunding & Improvement) Series B (AA-/NR)(a)
380,000	4.000	12/01/26	384,212

Geary County Public Building Commission Revenue Bonds Series 2022 (A/NR)(a)
1,000,000	5.000	08/01/47	1,025,743

Harvey County Unified School District GO Bonds (Refunding) Series 2023 (AA/NR)(a)
430,000	4.000	09/01/31	445,477
450,000	4.000	09/01/32	466,803
475,000	4.000	09/01/33	491,430

Independence KS GO Bonds Series 2024 (SP-1/NR)(a)
2,000,000	4.000	10/01/27	2,003,133

Jefferson County Unified School District No. 343 Perry GO Bonds (Refunding) Series 2023 (AA/A1)(a)
1,000,000	5.500	09/01/43	1,085,309

Jefferson County Unified School District No. 343 Perry GO Bonds (Refunding) Series 2023 (AA/A1)(a)
585,000	5.500	09/01/33	660,776
620,000	5.500	09/01/34	699,070
655,000	5.500	09/01/35	736,549
500,000	5.500	09/01/38	551,939

Johnson & Miami Counties KS Unified School District No. 230 GO Bonds Series A (NR/A1)(a)
1,000,000	4.000	09/01/32	1,021,446
2,000,000	5.000	09/01/35	2,097,810

Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/A1)
1,000,000	5.000	09/01/26	1,036,488

Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/A1)(a)
1,000,000	4.000	09/01/33	1,007,911

Johnson County KS Improvement GO Bond Series A (AAA/Aaa)(a)
2,000,000	4.000	09/01/34	2,023,955

Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000	10/01/36	1,503,249

Johnson County KS Unified School District No. 231 GO Bonds (Refunding-Gardner-Edgerton) Series 2023 (AA-/NR)
750,000	5.000	10/01/30	827,373

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS Unified School District No. 512 GO Bonds (Refunind-Shawnee Mission) Series 2015 (NR/Aaa)(a)(b)
$1,500,000	5.000%		10/01/34	$1,532,946

Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds Series A (NR/Aaa)(a)
1,500,000	5.000		10/01/41	1,655,240
785,000	5.000		10/01/42	860,770

Kansas City KS Community College District Certificates of Participation (Refunding) Series A (AA-/NR)
350,000	4.000		04/01/26	352,820

Kansas State Department of Transportation Highway Revenue Bonds Series 2015 (AA/Aa2)(a)
2,000,000	5.000		09/01/32	2,035,645
525,000	5.000		09/01/33	534,083
1,110,000	5.000		09/01/34	1,128,191

Kansas State Department of Transportation Highway Revenue Bonds Series A (AA/Aa2)(a)
1,250,000	5.000		09/01/32	1,314,298

Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series C (NR/A1)(a)
1,470,000	4.000		07/01/34	1,477,443

Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series F (A+/Aa3)(a)
1,895,000	3.000		11/01/32	1,803,348

Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (A+/Aa3)(a)
2,000,000	4.000		03/01/31	1,999,962

Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (BBB+/NR)(a)
1,715,000	5.000		07/01/32	1,791,227
1,335,000	4.000		07/01/37	1,295,261

Leavenworth County KS Unified School District No. 453 GO Bonds Series A (NR/Aa3)(a)
1,165,000	4.000		09/01/31	1,178,402

Lyon County KS Unified School District No. 253 Emporia GO Bonds Series 2019 (NR/A1)
540,000	4.000		09/01/25	543,044
1,050,000	4.000	(a)	09/01/33	1,069,938

Manhattan KS GO Bonds (Refunding) Series A (NR/Aa3)
750,000	5.000		11/01/29	826,294

Marion County KS Unified School District No. 410 Durham Etc GO Bonds Series 2024 (AA/NR)(a)
700,000	5.000		09/01/36	789,283
880,000	5.000		09/01/38	977,850
475,000	4.000		09/01/39	471,841

Miami County Unified School District No. 416 GO Bonds (Refunding) Series 2020 (AA-/NR)(a)
200,000	3.000		09/01/39	170,569
380,000	3.000		09/01/40	317,830
320,000	3.000		09/01/41	263,560

Nemaha County Unified School District GO Bonds (Refunding) Series 2023 (AA/NR)(a)
750,000	5.000		09/01/43	797,255
750,000	4.000		09/01/48	716,108

The accompanying notes are an integral part of these financial statements.	43

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)

Osage County KS GO Bonds (Refunding) Series A (AA-/NR)(a)
$ 570,000	3.000%	09/01/36	$524,283
350,000	3.000	09/01/38	310,950
575,000	3.000	09/01/41	476,533
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(a)(b)
965,000	5.000	09/01/29	983,494

Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/A2)(a)
985,000	3.000	11/01/32	935,016

Sedgwick County KS Unified School District No. 262 GO Bonds (Refunding) Series 2015 (A+/NR)(a)
800,000	4.000	09/01/25	801,380

Sedgwick County KS Unified School District No. 262 Valley Center GO Bonds (Refunding) Series 2015 (A+/NR)
1,115,000	5.000	09/01/24	1,118,674

Sedgwick County KS Unified School District No. 265 GO Bonds (Refunding) Series B (NR/Aa3)(a)
1,300,000	4.000	10/01/29	1,318,063

Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a)
485,000	4.000	09/01/30	488,982
1,000,000	4.000	09/01/31	1,007,703
1,065,000	5.000	09/01/32	1,082,315

Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
600,000	4.000	09/01/29	610,897
650,000	4.000	09/01/30	662,620
895,000	4.000	09/01/31	912,779

Shawnee County KS Unified School District No. 437 GO Bonds (Refunding) Series 2015 (AA/NR)(a)
910,000	4.000	09/01/27	918,325

Shawnee County KS Unified School District No. 437 GO Bonds (Refunding) Series 2022 (NR/Aa2)(a)
1,400,000	5.000	09/01/39	1,553,513

Shawnee County KS Unified School District No. 437 GO Bonds Series 2024 (NR/Aa2)(a)
1,000,000	5.000	09/01/36	1,153,128
750,000	5.000	09/01/37	856,211

University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series 2015 (AA-/NR)(a)
2,000,000	5.000	09/01/45	2,016,743

University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series A (AA-/NR)
1,500,000	5.000	03/01/28	1,591,592
1,930,000	5.000(a)	09/01/48	1,971,271

Wabaunsee County Unified School District No. 330 Mission Valley GO Bonds Series 2022 BAM (AA/NR)(a)
1,000,000	5.500	09/01/42	1,100,736
Washburn University KS Revenue Bonds Series A (Refunding) (AGM) (AA/A1)
490,000	4.000	07/01/26	493,869
515,000	4.000	07/01/27	522,274
555,000	4.000	07/01/29	568,928

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)

Wichita KS GO Bonds (AMT-Airport) Series 2015 (AA+/Aa2)(a)
$1,200,000	5.000%	12/01/35	$1,213,113

Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)(a)
1,000,000	5.000	09/01/32	1,052,081

Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
415,000	4.000	10/01/26	416,056

Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A/A2)(a)
1,000,000	5.000	09/01/26	1,001,598
1,000,000	4.250	09/01/39	1,000,758

Wyandotte County Unified School District No. 203 Piper GO (Refunding) Series A (AA/NR)(a)
525,000	5.000	09/01/40	561,378

Wyandotte County-Kansas City Unified Government GO Bonds Series A (AA/A1)
900,000	4.000	08/01/25	904,585

			102,719,062

Missouri – 0.3%
Missouri MO Development Finance Board Revenue Bond (City of Independence Missouri Events Center Project) (Refunding) Series 2021 (A-/NR)
335,000	3.000	04/01/27	322,020

Ohio(a) – 0.8%
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)
1,000,000	4.000	12/01/42	942,062

Texas(a) – 1.5%
Arlington Higher Education Finance Corp. Revenue Bonds (Trinity Basin Preparatory, Inc.) Series 2023 (PSF-GTD) (AAA/NR)
625,000	5.000	08/15/38	676,410

Sabine-Neches Navigation District GO Bonds Series 2022 (Sabine -Neches Waterway Project) (NR/Aa2)
500,000	5.250	02/15/38	546,563
500,000	5.250	02/15/39	543,462

			1,766,435

Wisconsin(a) – 0.9%
Wisconsin Health & Educational Facilities Authority Revenue Bonds Series 2022 (A+/A2)
500,000	5.000	12/01/38	535,550
500,000	5.000	12/01/39	535,562

			1,071,112

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $123,593,970)			$120,071,888

44	The accompanying notes are an integral part of these financial statements.

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2024 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 0.4%

State Street Institutional US Government Money Market Fund — Premier Class
517,446	5.250%	$ 517,446
(Cost $517,446)

TOTAL INVESTMENTS – 100.2%
(Cost $124,111,416)		$120,589,334

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(288,406)

NET ASSETS – 100.0%		$120,300,928

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security with “Call” features with resetting interest rates.

(b) Prerefunded security. Maturity date disclosed is prerefunding date.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
GO	—GeneralObligation
NR	—Not Rated
PSF-GTD	—Guaranteedby Permanent School Fund
WR	—WithdrawnRating

PORTFOLIO COMPOSITION

	AS OF 4/30/24	AS OF 10/31/23

General Obligation	47.6%	43.5%
Lease	14.1	17.8
Hospital	10.9	10.0
Limited Tax	8.5	6.5
Water/Sewer	5.6	6.4
Prerefunded/Escrow to Maturity	4.2	5.8
Transportation	4.2	2.4
Higher Education	3.0	5.4
Power	1.7	1.5
Investment Company	0.4	0.1

TOTAL INVESTMENTS	100.2%	99.4%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	45

THE COMMERCE FUNDS

Statements of Assets and Liabilities

April 30, 2024 (Unaudited)

	Growth Fund	Value Fund	MidCap Growth Fund
Assets:
Investments at value (identified cost $118,856,518, $229,388,013 and $158,486,570, respectively)	$216,087,615	$271,101,457	$208,670,678
Receivables:
Dividends	74,449	412,000	74,879
Fund shares sold	264,177	276,001	164,844
Other	3,615	4,402	3,662

Total Assets	216,429,856	271,793,860	208,914,063

Liabilities:
Payables:
Fund shares redeemed	10,255	800,898	78,271
Advisory fees	71,691	67,493	86,221
Deferred trustee fees	40,130	45,559	24,418
Administrative fees	24,642	30,935	24,003
Accrued expenses	52,817	94,417	67,500

Total Liabilities	199,535	1,039,302	280,413

Net Assets:
Paid-in capital	100,174,063	221,439,301	147,078,843
Total distributable earnings	116,056,258	49,315,257	61,554,807

Net Assets	$216,230,321	$270,754,558	$208,633,650

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	4,746,583	8,514,113	4,797,822
Net asset value (net assets/shares outstanding)	$45.55	$31.80	$43.49

46	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Assets and Liabilities (continued)

April 30, 2024 (Unaudited)

	MidCap Value Fund	Bond Fund	Short-Term Government Fund
Assets:
Investments at value (identified cost $34,059,940, $1,234,883,138 and $32,189,554, respectively)	$36,459,883	$1,105,592,984	$30,634,631
Cash	—	13,796	—
Receivables:
Interest and dividends	52,249	9,935,544	80,100
Fund shares sold	—	1,129,083	114
Reimbursement from adviser	12,053	—	11,553
Deferred offering costs	50,322	—	—
Other	59,200	17,253	492

Total Assets	36,633,707	1,116,688,660	30,726,890

Liabilities:
Payables:
Dividends	—	2,306,632	16,429
Fund shares redeemed	—	494,492	102,430
Advisory fees	12,178	337,167	13,052
Deferred trustee fees	129	254,687	45,404
Administrative fees	4,186	126,835	3,589
Offering costs	39,900	—	—
Accrued expenses	17,788	283,571	44,518

Total Liabilities	74,181	3,803,384	225,422

Net Assets:
Paid-in capital	33,559,924	1,257,771,517	39,926,410
Total distributable earnings (loss)	2,999,602	(144,886,241)	(9,424,942)

Net Assets	$36,559,526	$1,112,885,276	$30,501,468

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	1,602,609	64,609,706	1,942,521
Net asset value (net assets/shares outstanding)	$22.81	$17.22	$15.70

The accompanying notes are an integral part of these financial statements.	47

THE COMMERCE FUNDS

Statements of Assets and Liabilities (continued)

April 30, 2024 (Unaudited)

	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund
Assets:
Investments at value (identified cost $385,013,522, $255,785,574 and $124,111,416, respectively)	$371,487,775	$245,841,174	$120,589,334
Receivables:
Interest and dividends	4,481,100	2,352,394	1,169,953
Fund shares sold	195,848	57,770	50,000
Reimbursement from adviser	—	—	9,183
Other	5,984	4,179	2,164

Total Assets	376,170,707	248,255,517	121,820,634

Liabilities:
Payables:
Dividends	758,350	426,828	224,538
Fund shares redeemed	191,221	14,111	96,702
Investments purchased on an extended settlement basis	1,647,775	2,921,711	1,029,314
Advisory fees	105,719	79,150	47,284
Deferred trustee fees	73,898	89,006	31,921
Administrative fees	42,367	27,754	13,746
Accrued expenses	127,838	102,342	76,201

Total Liabilities	2,947,168	3,660,902	1,519,706

Net Assets:
Paid-in capital	392,259,396	262,738,124	128,136,815
Total distributable earnings (loss)	(19,035,857)	(18,143,509)	(7,835,887)

Net Assets	$373,223,539	$244,594,615	$120,300,928

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	20,211,235	13,305,674	6,618,919
Net asset value (net assets/shares outstanding)	$18.47	$18.38	$18.18

48	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Operations

For the Six Months Ended April 30, 2024 (Unaudited)

	Growth Fund	Value Fund	MidCap Growth Fund
Investment Income:
Dividends	$1,123,887	$4,589,582	$1,038,727

Total Investment Income	1,123,887	4,589,582	1,038,727

Expenses:
Advisory fees	462,400	396,849	528,221
Administration fees	158,948	181,890	147,389
Professional fees	36,721	51,700	40,482
Transfer Agent fees	33,509	54,177	26,217
Custody, accounting and administrative services	33,330	40,445	34,779
Shareholder servicing fees	26,985	128,910	39,380
Trustee fees	16,224	19,377	16,000
Registration fees	11,284	13,066	11,554
Printing and mailing fees	8,319	14,557	9,529
Other	13,137	16,333	13,538

Total Expenses	800,857	917,304	867,089
Less — expense reductions	—	—	—

Net Expenses	800,857	917,304	867,089

Net Investment Income	$323,030	$3,672,278	$171,638

Realized and unrealized gain (loss)
Net realized gain	18,628,211	7,104,766	11,364,073
Net change in unrealized gain	26,533,816	26,270,915	21,300,264

Net realized and unrealized gain	45,162,027	33,375,681	32,664,337

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,485,057	$37,047,959	$32,835,975

The accompanying notes are an integral part of these financial statements.	49

THE COMMERCE FUNDS

Statements of Operations (continued)

For the Six Months Ended April 30, 2024 (Unaudited)

	MidCap Value Fund(a)	Bond Fund	Short-Term Government Fund
Investment Income:
Dividends	$470,376	$322,469	$12,993
Interest	—	21,625,071	438,032

Total Investment Income	470,376	21,947,540	451,025

Expenses:
Advisory fees	60,694	2,031,560	78,763
Administration fees	20,864	761,811	21,660
Professional fees	10,659	195,066	7,312
Transfer Agent fees	15,029	39,037	16,987
Custody, accounting and administrative services	14,013	171,897	27,848
Shareholder servicing fees	—	225,939	7,790
Trustee fees	1,725	79,608	2,406
Registration fees	14,102	15,672	10,394
Printing and mailing fees	4,889	30,725	4,287
Amortization of offering costs	42,989	—	—
Organizational costs	39,900	—	—
Other	3,530	60,423	3,265

Total Expenses	228,394	3,611,738	180,712
Less — expense reductions	(122,180)	—	(73,595)

Net Expenses	106,214	3,611,738	107,117

Net Investment Income	$364,162	$18,335,802	$343,908

Realized and unrealized gain (loss)
Net realized gain (loss)	543,382	(1,738,372)	(736,746)
Net change in unrealized gain	2,399,943	40,037,539	1,443,598

Net realized and unrealized gain	2,943,325	38,299,167	706,852

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,307,487	$56,634,969	$1,050,760

(a)	Commenced operations on November 13, 2023.

50	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Operations (continued)

For the Six Months Ended April 30, 2024 (Unaudited)

	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund
Investment Income:
Interest	$5,218,500	$3,573,488	$1,820,787
Dividends	384,338	52,889	37,678

Total Investment Income	5,602,838	3,626,377	1,858,465

Expenses:
Advisory fees	636,160	484,781	293,379
Administration fees	254,163	170,905	85,953
Professional fees	69,556	51,931	25,901
Transfer Agent fees	21,095	20,926	17,559
Custody, accounting and administrative services	84,399	57,902	37,581
Shareholder servicing fees	9,109	14,840	23,065
Trustee fees	27,022	18,748	9,494
Registration fees	12,749	12,321	10,529
Printing and mailing fees	11,372	9,680	6,202
Other	21,813	15,985	8,801

Total Expenses	1,147,438	858,019	518,464
Less — expense reductions	—	—	(80,885)

Net Expenses	1,147,438	858,019	437,579

Net Investment Income	$4,455,400	$2,768,358	$1,420,886

Realized and unrealized gain (loss)
Net realized loss	(3,194,726)	(2,195,515)	(1,046,550)
Net change in unrealized gain	22,888,067	17,336,160	7,866,335

Net realized and unrealized gain	19,693,341	15,140,645	6,819,785

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,148,741	$17,909,003	$8,240,671

The accompanying notes are an integral part of these financial statements.	51

THE COMMERCE FUNDS

Statements of Changes in Net Assets

	Growth Fund		Value Fund
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
From Operations:
Net investment income	$323,030	$561,273	$3,672,278	$7,480,713
Net realized gain	18,628,211	9,546,925	7,104,766	8,724,357
Net change in unrealized gain (loss)	26,533,816	16,987,666	26,270,915	(34,926,848)

Net increase (decrease) in net assets from operations	45,485,057	27,095,864	37,047,959	(18,721,778)

Distributions to Shareholders:

From distributable earnings	(10,062,498)	(11,128,619)	(11,087,888)	(24,451,548)

From Share Transactions:
Proceeds from sales of shares	30,510,574	40,566,034	32,189,671	27,373,944
Reinvestment of distributions	2,644,079	3,321,692	4,876,767	11,721,659
Cost of shares redeemed	(55,048,286)	(32,280,417)	(36,714,927)	(56,728,627)

Net increase (decrease) in net assets resulting from share transactions	(21,893,633)	11,607,309	351,511	(17,633,024)

TOTAL INCREASE (DECREASE)	13,528,926	27,574,554	26,311,582	(60,806,350)

Net Assets:
Beginning of period	202,701,395	175,126,841	244,442,976	305,249,326
End of period	$216,230,321	$202,701,395	$270,754,558	$244,442,976

52	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	MidCap Growth Fund		MidCap Value Fund(a)
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Period ended April 30, 2024 (Unaudited)
From Operations:
Net investment income	$171,638	$709,253	$364,162
Net realized gain	11,364,073	14,104,331	543,382
Net change in unrealized gain (loss)	21,300,264	(11,423,981)	2,399,943

Net increase in net assets from operations	32,835,975	3,389,603	3,307,487

Distributions to Shareholders:

From distributable earnings	(14,721,470)	(4,233,485)	(307,885)

From Share Transactions:
Proceeds from sales of shares	10,825,173	24,235,867	33,559,924
Reinvestment of distributions	3,683,999	920,999	—
Cost of shares redeemed	(29,583,293)	(34,487,260)	—

Net increase (decrease) in net assets resulting from share transactions	(15,074,121)	(9,330,394)	33,559,924

TOTAL INCREASE (DECREASE)	3,040,384	(10,174,276)	36,559,526

Net Assets:
Beginning of period	205,593,266	215,767,542	—
End of period	$208,633,650	$205,593,266	$36,559,526

(a)	Commenced operations on November 13, 2023.

The accompanying notes are an integral part of these financial statements.	53

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	Bond Fund		Short-Term Government Fund
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
From Operations:
Net investment income	$18,335,802	$32,824,537	$343,908	$768,206
Net realized loss	(1,738,372)	(3,928,379)	(736,746)	(1,418,195)
Net change in unrealized gain (loss)	40,037,539	(17,202,946)	1,443,598	1,662,565

Net increase in net assets from operations	56,634,969	11,693,212	1,050,760	1,012,576

Distributions to Shareholders:

From distributable earnings	(18,733,721)	(34,771,703)	(439,574)	(795,813)

From Share Transactions:
Proceeds from sales of shares	132,781,868	252,575,715	1,794,526	2,095,858
Reinvestment of distributions	5,630,038	9,949,204	307,960	583,274
Cost of shares redeemed	(107,241,734)	(189,537,528)	(3,394,685)	(25,905,724)

Net increase (decrease) in net assets resulting from share transactions	31,170,172	72,987,391	(1,292,199)	(23,226,592)

TOTAL INCREASE (DECREASE)	69,071,420	49,908,900	(681,013)	(23,009,829)

Net Assets:
Beginning of period	1,043,813,856	993,904,956	31,182,481	54,192,310
End of period	$1,112,885,276	$1,043,813,856	$30,501,468	$31,182,481

54	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	National Tax-Free Intermediate Bond Fund		Missouri Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
From Operations:
Net investment income	$4,455,400	$7,903,314	$2,768,358	$5,968,799
Net realized loss	(3,194,726)	(2,903,961)	(2,195,515)	(3,007,482)
Net change in unrealized gain (loss)	22,888,067	(715,891)	17,336,160	1,276,802

Net increase in net assets from operations	24,148,741	4,283,462	17,909,003	4,238,119

Distributions to Shareholders:

From distributable earnings	(4,428,247)	(8,530,818)	(2,765,043)	(5,961,123)

From Share Transactions:
Proceeds from sales of shares	51,198,540	102,365,343	30,080,951	50,422,142
Reinvestment of distributions	265,156	348,390	285,921	644,236
Cost of shares redeemed	(43,974,066)	(132,739,430)	(49,280,379)	(113,816,816)

Net increase (decrease) in net assets resulting from share transactions	7,489,630	(30,025,697)	(18,913,507)	(62,750,438)

TOTAL INCREASE (DECREASE)	27,210,124	(34,273,053)	(3,769,547)	(64,473,442)

Net Assets:
Beginning of period	346,013,415	380,286,468	248,364,162	312,837,604
End of period	$373,223,539	$346,013,415	$244,594,615	$248,364,162

The accompanying notes are an integral part of these financial statements.	55

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	Kansas Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
From Operations:
Net investment income	$1,420,886	$2,843,118
Net realized loss	(1,046,550)	(3,079,648)
Net change in unrealized gain	7,866,335	2,016,995

Net increase in net assets from operations	8,240,671	1,780,465

Distributions to Shareholders:

From distributable earnings	(1,420,997)	(2,838,761)

From Share Transactions:
Proceeds from sales of shares	13,807,172	20,423,347
Reinvestment of distributions	97,944	258,208
Cost of shares redeemed	(24,628,214)	(44,256,091)

Net decrease in net assets resulting from share transactions	(10,723,098)	(23,574,536)

TOTAL DECREASE	(3,903,424)	(24,632,832)

Net Assets:
Beginning of period	124,204,352	148,837,184
End of period	$120,300,928	$124,204,352

56	The accompanying notes are an integral part of these financial statements.

THE GROWTH FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	The Growth Fund
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Per Share Data

Net asset value, beginning of period	$39.19		$36.54	$56.39	$42.32	$37.43	$34.61

Net investment income(a)	0.06		0.11	0.09	0.07	0.15	0.21

Net realized and unrealized gain (loss)	8.25		4.91	(9.74)	15.90	6.95	5.69

Total from investment operations	8.31		5.02	(9.65)	15.97	7.10	5.90

Distributions to shareholders from net investment income	(0.12)		(0.08)	(0.08)	(0.15)	(0.19)	(0.22)

Distributions to shareholders from net realized gains	(1.83)		(2.29)	(10.12)	(1.75)	(2.02)	(2.86)

Total distributions	(1.95)		(2.37)	(10.20)	(1.90)	(2.21)	(3.08)

Net asset value, end of period	$45.55		$39.19	$36.54	$56.39	$42.32	$37.43

Total return(b)	21.66%		14.59%	(20.81)%	38.86%	19.89%	19.10%

Net assets, end of period (in 000s)	$216,230		$202,701	$175,127	$235,663	$210,702	$168,179

Ratio of net expenses to average net assets	0.69	%(c)	0.71%	0.74%	0.68%	0.71%	0.75%

Ratio of total expenses to average net assets	0.69	%(c)	0.71%	0.74%	0.68%	0.71%	0.75%

Ratio of net investment income to average net assets	0.28	%(c)	0.29%	0.23%	0.14%	0.38%	0.61%

Portfolio turnover rate	17%		41%	36%	39%	37%	39%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.	57

THE VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The Value Fund
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Per Share Data

Net asset value, beginning of period	$28.73		$33.64	$36.21	$26.84	$31.50	$30.97

Net investment income(a)	0.43		0.84	0.89	0.82	0.84	0.76

Net realized and unrealized gain (loss)	3.96		(3.03)	(1.52)	9.34	(3.14)	3.32

Total from investment operations	4.39		(2.19)	(0.63)	10.16	(2.30)	4.08

Distributions to shareholders from net investment income	(0.37)		(0.92)	(0.90)	(0.79)	(0.82)	(0.79)

Distributions to shareholders from net realized gains	(0.95)		(1.80)	(1.04)	—	(1.54)	(2.76)

Total distributions	(1.32)		(2.72)	(1.94)	(0.79)	(2.36)	(3.55)

Net asset value, end of period	$31.80		$28.73	$33.64	$36.21	$26.84	$31.50

Total return(b)	15.54%		(7.21)%	(1.74)%	38.10%	(7.69)%	14.65%

Net assets, end of period (in 000s)	$270,755		$244,443	$305,249	$346,369	$242,146	$286,982

Ratio of net expenses to average net assets	0.69	%(c)	0.70%	0.68%	0.66%	0.70%	0.70%

Ratio of total expenses to average net assets	0.69	%(c)	0.70%	0.68%	0.66%	0.71%	0.71%

Ratio of net investment income to average net assets	2.78	%(c)	2.64%	2.56%	2.44%	2.99%	2.52%

Portfolio turnover rate	22%		46%	34%	29%	54%	36%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

58	The accompanying notes are an integral part of these financial statements.

THE MIDCAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The Midcap Growth Fund
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Per Share Data

Net asset value, beginning of period	$39.98		$40.20	$59.47	$46.51	$43.88	$40.44

Net investment income(a)	0.03		0.13	0.07	0.06	0.11 (b)	0.14

Net realized and unrealized gain (loss)	6.42		0.44	(9.55)	15.06	5.36	7.00

Total from investment operations	6.45		0.57	(9.48)	15.12	5.47	7.14

Distributions to shareholders from net investment income	(0.14)		(0.10)	(0.05)	(0.10)	(0.14)	(0.17)

Distributions to shareholders from net realized gains	(2.80)		(0.69)	(9.74)	(2.06)	(2.70)	(3.53)

Total distributions	(2.94)		(0.79)	(9.79)	(2.16)	(2.84)	(3.70)

Net asset value, end of period	$43.49		$39.98	$40.20	$59.47	$46.51	$43.88

Total return(c)	16.50%		1.40%	(18.58)%	33.46%	13.08%	19.76%

Net assets, end of period (in 000s)	$208,634		$205,593	$215,768	$316,815	$294,328	$222,697

Ratio of net expenses to average net assets	0.81	%(d)	0.79%	0.77%	0.72%	0.77%	0.81%

Ratio of total expenses to average net assets	0.81	%(d)	0.79%	0.77%	0.72%	0.77%	0.81%

Ratio of net investment income to average net assets	0.16	%(d)	0.32%	0.15%	0.10%	0.26%	0.33%

Portfolio turnover rate	21%		53%	63%	36%	69%	53%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Reflects income recognized from non-recurring special dividends which amounted to $0.06 per share and 0.13% of average net assets.

(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.	59

THE MIDCAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout the Period

	MidCap Value Fund
	Period ended April 30, 2024(a) (Unaudited)
Per Share Data

Net asset value, beginning of period	$20.00

Net investment income(b)	0.27

Net realized and unrealized gain	2.73

Total from investment operations	3.00

Distributions to shareholders from net investment income	(0.19)

Net asset value, end of period	$22.81

Total return(c)	15.01%

Net assets, end of period (in 000s)	$36,560

Ratio of net expenses to average net assets	0.70	%(d)

Ratio of total expenses to average net assets	1.36	%(d)

Ratio of net investment income to average net assets	2.40	%(d)

Portfolio turnover rate	63%

(a)	Commenced operations on November 13, 2023.

(b)	Calculated based on the average shares outstanding methodology.

(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

60	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The Bond Fund
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Per Share Data

Net asset value, beginning of period	$16.60		$16.91	$20.65	$20.85	$20.46	$19.05

Net investment income(a)	0.29		0.55	0.47	0.46	0.53	0.60

Net realized and unrealized gain (loss)	0.62		(0.29)	(3.59)	(0.13)	0.44	1.45

Total from investment operations	0.91		0.26	(3.12)	0.33	0.97	2.05

Distributions to shareholders from net investment income	(0.29)		(0.57)	(0.52)	(0.53)	(0.58)	(0.64)

Distributions to shareholders from net realized gains	—		—	(0.10)	—	—	—

Total distributions	(0.29)		(0.57)	(0.62)	(0.53)	(0.58)	(0.64)

Net asset value, end of period	$17.22		$16.60	$16.91	$20.65	$20.85	$20.46

Total return(b)	5.49%		1.48%	(15.39)%	1.60%	4.82%	10.90%

Net assets, end of period (in 000s)	$1,112,885		$1,043,814	$993,905	$1,233,445	$1,276,727	$1,197,380

Ratio of net expenses to average net assets	0.65	%(c)	0.66%	0.64%	0.60%	0.61%	0.62%

Ratio of total expenses to average net assets	0.65	%(c)	0.66%	0.64%	0.60%	0.61%	0.62%

Ratio of net investment income to average net assets	3.31	%(c)	3.14%	2.50%	2.20%	2.55%	3.04%

Portfolio turnover rate	6%		15%	19%	25%	20%	16%

(a)	Calculated based on the average shares outstanding methodology.

(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.	61

THE SHORT-TERM GOVERNMENT FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The Short-Term Government Fund
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Per Share Data

Net asset value, beginning of period	$15.40		$15.36	$16.85	$17.25	$17.14	$16.73

Net investment income(a)	0.14		0.30	0.19	0.15	0.23	0.34

Net realized and unrealized gain (loss)	0.38		0.05	(1.45)	(0.24)	0.23	0.44

Total from investment operations	0.52		0.35	(1.26)	(0.09)	0.46	0.78

Distributions to shareholders from net investment income	(0.22)		(0.31)	(0.23)	(0.30)	(0.35)	(0.37)

Distributions to shareholders from return of capital	—		—	—	(0.01)	—	—

Total distributions	(0.22)		(0.31)	(0.23)	(0.31)	(0.35)	(0.37)

Net asset value, end of period	$15.70		$15.40	$15.36	$16.85	$17.25	$17.14

Total return(c)	3.37%		2.34%	(7.52)%	(0.56)%	2.73%	4.73%

Net assets, end of period (in 000s)	$30,501		$31,182	$54,192	$61,794	$68,372	$58,704

Ratio of net expenses to average net assets	0.68	%(c)	0.68%	0.68%	0.68%	0.68%	0.68%

Ratio of total expenses to average net assets	1.15	%(c)	1.10%	1.00%	1.03%	1.05%	1.03%

Ratio of net investment income to average net assets	1.78	%(c)	1.96%	1.17%	0.90%	1.33%	2.02%

Portfolio turnover rate	1%		11%	22%	38%	64%	30%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

62	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The National Tax-Free Intermediate Bond Fund
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Per Share Data

Net asset value, beginning of period	$17.46		$17.70	$20.30	$20.45	$20.13	$18.92

Net investment income(a)	0.22		0.38	0.31	0.31	0.37	0.43

Net realized and unrealized gain (loss)	1.01		(0.21)	(2.42)	(0.10)	0.39	1.23

Total from investment operations	1.23		0.17	(2.11)	0.21	0.76	1.66

Distributions to shareholders from net investment income	(0.22)		(0.38)	(0.31)	(0.32)	(0.37)	(0.43)

Distributions to shareholders from net realized gains	—		(0.03)	(0.18)	(0.04)	(0.07)	(0.02)

Total distributions	(0.22)		(0.41)	(0.49)	(0.36)	(0.44)	(0.45)

Net asset value, end of period	$18.47		$17.46	$17.70	$20.30	$20.45	$20.13

Total return(b)	7.05%		0.90%	(10.56)%	1.01%	3.82%	8.89%

Net assets, end of period (in 000s)	$373,224		$346,013	$380,286	$461,668	$459,387	$413,792

Ratio of net expenses to average net assets	0.62	%(c)	0.62%	0.59%	0.57%	0.58%	0.59%

Ratio of total expenses to average net assets	0.62	%(c)	0.62%	0.59%	0.57%	0.58%	0.59%

Ratio of net investment income to average net assets	2.40	%(c)	2.09%	1.63%	1.52%	1.81%	2.20%

Portfolio turnover rate	21%		16%	26%	28%	19%	29%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.	63

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The Missouri Tax-Free Intermediate Bond Fund
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Per Share Data

Net asset value, beginning of period	$17.33		$17.58	$19.98	$20.12	$19.89	$18.84

Net investment income(a)	0.20		0.39	0.35	0.36	0.38	0.44

Net realized and unrealized gain (loss)	1.05		(0.25)	(2.40)	(0.14)	0.23	1.05

Total from investment operations	1.25		0.14	(2.05)	0.22	0.61	1.49

Distributions to shareholders from net investment income	(0.20)		(0.39)	(0.35)	(0.36)	(0.38)	(0.44)

Net asset value, end of period	$18.38		$17.33	$17.58	$19.98	$20.12	$19.89

Total return(b)	7.23%		0.70%	(10.37)	%1.07%	3.10%	7.98%

Net assets, end of period (in 000s)	$244,595		$248,364	$312,838	$384,681	$382,640	$365,839

Ratio of net expenses to average net assets	0.69	%(c)	0.68%	0.63%	0.60%	0.62%	0.64%

Ratio of total expenses to average net assets	0.69	%(c)	0.68%	0.63%	0.60%	0.62%	0.64%

Ratio of net investment income to average net assets	2.23	%(c)	2.13%	1.84%	1.77%	1.91%	2.26%

Portfolio turnover rate	16%		11%	19%	15%	13%	25%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

64	The accompanying notes are an integral part of these financial statements.

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The Kansas Tax-Free Intermediate Bond Fund
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Per Share Data

Net asset value, beginning of period	$17.24		$17.48	$19.94	$20.11	$19.77	$18.75

Net investment income(a)	0.21		0.36	0.32	0.30	0.36	0.43

Net realized and unrealized gain (loss)	0.94		(0.24)	(2.46)	(0.17)	0.34	1.02

Total from investment operations	1.15		0.12	(2.14)	0.13	0.70	1.45

Distributions to shareholders from net investment income	(0.21)		(0.36)	(0.32)	(0.30)	(0.36)	(0.43)

Net asset value, end of period	$18.18		$17.24	$17.48	$19.94	$20.11	$19.77

Total return(b)	6.65%		(0.63)%	(10.82)%	0.64%	3.54%	7.80%

Net assets, end of period (in 000s)	$120,301		$124,204	$148,837	$177,918	$182,352	$160,731

Ratio of net expenses to average net assets	0.70	%(c)	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of total expenses to average net assets	0.83	%(c)	0.77%	0.76%	0.72%	0.75%	0.79%

Ratio of net investment income to average net assets	2.27	%(c)	2.00%	1.71%	1.49%	1.79%	2.23%

Portfolio turnover rate	19%		22%	12%	13%	16%	14%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.	65

THE COMMERCE FUNDS

Notes to Financial Statements

April 30, 2024 (Unaudited)

1. ORGANIZATION

The Commerce Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act” or “1940 Act”), as an open-end, management investment company. The Trust consists of nine portfolios (individually, a “Fund” and collectively, the “Funds”): Growth Fund, Value Fund, MidCap Growth Fund, MidCap Value Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers one class of shares (the “Shares”). Each Fund is classified as a diversified open-end management investment company, except the Growth Fund, which is classified as non-diversified under the 1940 Act. The MidCap Value Fund commenced operations on November 13, 2023.

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income is comprised of interest income and dividend income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date with realized gains and losses on sales calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost of the REIT. For treasury inflation indexed securities, adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual when the issuer resumes interest payments or when collect-ability of interest is probable.

For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities and excess or shortfall amounts are recorded as gains or losses.

C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s average net assets and are accrued daily.

D. Offering and Organizational Costs — Offering costs paid in connection with the initial offering of shares of MidCap Value Fund are being amortized on a straight-line basis over 12 months from the date of commencement of operations. Organization costs paid in connection with the organization of this Fund were expensed on the first day of operations.

E. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax.

THE COMMERCE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid

Value and MidCap Value	Quarterly	Quarterly	Annually	Annually

Growth and MidCap Growth	Annually	Annually	Annually	Annually

Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

Commerce is subject to the Trust’s Board of Trustees oversight and certain reporting and other requirements, which are intended to provide the Trust’s Board of Trustees with the information needed to oversee Commerce’s fair value determinations. The Trust’s Board of Trustees has approved valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

available. The Board of Trustees has designated Commerce as the “valuation designee” to make all necessary determinations of fair value for portfolio investments for which market quotations are not readily available. Commerce has established a valuation committee (“Valuation Committee”) to undertake the day-to-day responsibility for implementing, performing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, the Valuation Committee regularly performs price verifications and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by the Adviser to not represent fair value, equity securities may be valued at the closing bid price. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies in which the Funds may invest. Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Funds may invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments have a readily determinable fair value, they are classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

THE COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s or Valuation Committee’s analysis of the market value of the security.

ii. Treasury Inflation Indexed Securities —These are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government. The value of U.S. Treasury inflation protected public obligations will generally fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds because of their inflation adjustment feature.

There is no collateral held as of April 30, 2024.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce, or the Valuation Committee on its behalf, believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Board. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buyouts; ratings downgrades; and bankruptcies.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of April 30, 2024:

GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$207,717,252	$—	$—
Exchange Traded Fund	5,405,956	—	—
Investment Company	2,964,407	—	—

Total	$216,087,615	$—	$—

VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$253,823,362	$—	$—
Exchange Traded Fund	11,147,500	—	—
Investment Company	6,130,595	—	—

Total	$271,101,457	$—	$—

MIDCAP GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$203,778,254	$—	$—
Exchange Traded Fund	3,131,876	—	—
Investment Company	1,760,548	—	—

Total	$208,670,678	$—	$—

MIDCAP VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$34,643,736	$—	$—
Exchange Traded Fund	1,307,460	—	—
Investment Company	508,687	—	—

Total	$36,459,883	$—	$—

BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$170,864,848	$—
Municipal Bond Obligations	—	90,632,188	—
Mortgage-Backed Obligations	—	169,535,155	—
Corporate Obligations	—	472,954,938	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	187,663,725	6,233,820	—
Investment Company	7,708,310	—	—

Total	$195,372,035	$910,220,949	$—

THE COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SHORT-TERM GOVERNMENT
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$436,334	$—
Mortgage-Backed Obligations	—	14,986,927	—
U.S. Treasury Obligations	10,195,838	4,862,016	—
Investment Company	153,516	—	—

Total	$10,349,354	$20,285,277	$—

NATIONAL TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$351,268,967	$—
Investment Company	20,218,808	—	—

Total	$20,218,808	$351,268,967	$—

MISSOURI TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$245,720,760	$—
Investment Company	120,414	—	—

Total	$120,414	$245,720,760	$—

KANSAS TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$120,071,888	$—
Investment Company	517,446	—	—

Total	$517,446	$120,071,888	$—

For further information regarding security characteristics, see the Schedules of Investments.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS

A. Advisory Agreement — Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. The contractual advisory fees for the Funds are as follows:

	Contractual Advisory Fees
Fund	First $100 million	Next $100 million	In excess of $200 million

Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	0.50%	0.35%	0.25%
	First $400 million	Next $300 million	In excess of $700 million

Bond	0.50%	0.35%	0.25%
	First $200 million		In excess of $200 million

MidCap Growth Fund	0.50%		0.40%

MidCap Value Fund	0.40%		0.30%

The contractual advisory fees for the Growth and Value Funds are 0.40% and 0.30% of the Funds’ average daily net assets, respectively.

For the six month period ended April 30, 2024, the effective advisory fees were 0.40%, 0.30%, 0.49%, 0.37%, 0.50%, 0.34%, 0.39% and 0.47%, for the Growth, Value, MidCap Growth, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. For the period November 13, 2023 (commencement of operations) to April 30, 2024, the effective advisory fee of the MidCap Value Fund was 0.40%.

B. Administration Agreements — Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”) and Commerce, serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds pay an aggregate administrative fee at the annual rate of 0.1375%, of 1% of each Fund’s average daily net assets allocated as follows: (1) for each Fund, Commerce is entitled to receive an administrative fee payable on the last day of each month at the annual rate of 0.12% of 1% of each Fund’s average daily net assets; and (2) for each Fund, GSAM is entitled to receive an administrative fee payable on the last day of each month at the annual rate of 0.0175% of 1% of each Fund’s average daily net assets. State Street Bank and Trust Company (“State Street”) also provides certain enhanced accounting and administrative services to the Funds pursuant to an Amended and Restated Enhanced Accounting and Administrative Services Agreement which services include, among other things, certain financial reporting, daily compliance and treasury services.

C. Distribution Agreement — The Commerce Funds’ shares are offered on a continuous basis through Goldman Sachs which acts as Distributor under the Distribution Agreement with The Commerce Funds. Goldman Sachs does not receive compensation from the Funds for these services.

D. Other Agreements — The Adviser has contractually agreed to waive fees and/or reimburse expenses for all Funds (except the MidCap Growth Fund) so that after such waivers and/or reimbursements, the maximum total operating expense ratios of the Funds on an annualized basis shall not exceed 1.00%, 0.70%, 0.70%, 0.80%, 0.68%, 0.70%, 0.70% and 0.70% of

THE COMMERCE FUNDS

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS (continued)

the average net assets of the Growth, Value, MidCap Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. This agreement will remain in place through March 1, 2025. After this date, the Adviser or a Fund may terminate the contractual arrangement. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Expense reimbursements, if any, are accrued daily and paid monthly and are disclosed in the Statements of Operations for the six months period ended April 30, 2024.

Pursuant to the Amended and Restated Shareholder Administrative Services Plan adopted by the Trust’s Board of Trustees, the Funds may enter into agreements with service organizations, such as broker-dealers, banks, trust companies, employee benefit plan representatives, other financial institutions, or industry professionals (“Service Organizations”), under which they will render shareholder administration support services. Servicing agreements entered into by the Funds will provide that the Service Organizations will render shareholder administrative support services to their customers who are the beneficial owners of shares of the Funds in consideration for a Fund’s payment of up to 0.15% (on an annualized basis) of the average daily net asset value of the shares of the Fund beneficially owned by such customers and held by the Service Organizations. Certain shareholder agreements entered into before November 17, 2015 may provide for payments of up to 0.25% (on an annualized basis) of the average daily net asset value of the shares of the Fund beneficially owned by customers and held by a Service Organization.

E. Deferred Compensation Plan — Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible Trustees as described in the Plan to defer the receipt of all or a portion of the compensation earned by the Trustees’ for their services as Trustees. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are determined based on the performance of such Funds and are accrued monthly.

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2024, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)

Growth	$—	$38,136,458	$—	$71,207,395

Value	—	58,458,965	—	69,121,551

MidCap Growth	—	45,062,691	—	71,249,153

MidCap Value[1]	—	52,753,206	—	19,233,909

Bond	35,525,400	67,820,819	4,493,055	64,260,919

Short-Term Government	275,000	—	6,431,574	1,119,197

National Tax-Free Intermediate Bond	—	76,088,013	—	82,519,523

Missouri Tax-Free Intermediate Bond	—	39,809,435	—	52,518,234

Kansas Tax-Free Intermediate Bond	—	23,266,274	—	32,473,923

[1]	For the period November 13, 2023 (commencement of operations) to April 30, 2024.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

6. TAX INFORMATION

As of the Funds’ most recent fiscal year ended October 31, 2023, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Bond	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforwards:
Perpetual Short-term	$(331,203)	$(737,816)	$(800,388)	$(1,917,776)	$(89,912)
Perpetual Long-term	(5,455,874)	(6,307,075)	(2,082,652)	(4,253,929)	(3,244,425)
Total capital loss carryforwards:	$(5,787,077)	$(7,044,891)	$(2,883,040)	$(6,171,705)	$(3,334,337)

		Growth	Value	MidCap Growth	Bond
Timing differences (dividends payable, deferred trustees’ fees)		$(29,368)	$(42,902)	$(23,465)	$(2,401,322)

		Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Timing differences (dividends payable, deferred trustees’ fees)		$(42,788)	$(680,393)	$(514,703)	$(236,367)

As of April 30, 2024, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Growth	Value	MidCap Growth	MidCap Value	Bond
Tax Cost	$118,943,092	$229,410,592	$158,494,042	$34,059,940	$1,242,188,303
Gross unrealized gain	98,549,547	47,934,466	1,091,283,725	2,843,402	2,780,630
Gross unrealized loss	(1,405,024)	(6,243,601)	(1,041,107,089)	(443,459)	(139,375,949)
Net unrealized security gain/(loss)	$97,144,523	$41,690,865	$50,176,636	$2,399,943	$(136,595,319)

		Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Tax Cost		$32,194,849	$384,936,416	$255,750,037	$124,110,758
Gross unrealized gain		218,255	1,092,796	452,970	239,306
Gross unrealized loss		(1,778,473)	(14,541,437)	(10,361,833)	(3,760,730)
Net unrealized security gain/(loss)		$(1,560,218)	$(13,448,641)	$(9,908,863)	$(3,521,424)

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of market discount accretion and premium amortization.

Commerce and GSAM have reviewed the Funds’ tax positions for all open tax years (the current and, where applicable, prior three fiscal years) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

THE COMMERCE FUNDS

7. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit Risk — The Bond Fund, The Short-Term Government Fund, The National Tax-Free Intermediate Bond Fund, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund, together (the “Fixed Income Funds”), are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s ability or willingness to make such payments.

High Yield Risk — The Bond Fund and the National, Missouri and Kansas Tax-Free Intermediate Bond Funds are subject to high yield risk. High yield securities are subject to greater levels of credit and liquidity risk. High yield securities are considered speculative with respect to an issuer’s ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risks — The Fixed Income Funds are subject to interest rate risks. Interest rate risk is the risk that the value of the Fund’s portfolio will decline when interest rates rise. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Funds to sell assets at inopportune time or at a loss or depressed value and could hurt the Funds’ performance.

Investment Companies Risk — The Funds may invest, consistent with their respective investment objectives and strategies, in securities of other investment companies subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies (except money market funds). The Funds will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies.

Liquidity Risk — The Fixed Income Funds are subject to liquidity risk. Each Fixed Income Fund may not be able to pay redemption proceeds within the time periods described in the Funds’ prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities held by the Fixed Income Funds may be less liquid than others, which may make those securities difficult or impossible to sell at an advantageous time or price.

Market Risk — General economic conditions and/or the activities of individual companies may cause the value of the securities in a Fund to increase or decrease, sometimes rapidly or unpredictably. Your shares at redemption may be worth more or less than your initial investment. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

7. OTHER RISKS (continued)

includes the risk that geopolitical events will disrupt the economy on a national or global level. For instance, local or regional events such as financial institution failures, war, terrorism, market manipulation, government defaults, government shutdowns, natural/environmental disasters, the spread of infectious illness (including epidemics or pandemics) or other public health issues, recessions or other events can, all negatively impact the securities markets, which could cause the Funds to lose value. Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments in a region enduring geopolitical market disruption will face higher risks of loss. Thus, investors should closely monitor current market conditions to determine whether a specific Fund meets their individual financial needs and tolerance for risk.

Mid-Cap and Small-Cap Risk — The Growth, Value, MidCap Growth and MidCap Value Funds are subject to the risks associated with investing in equity securities of mid-cap companies. The MidCap Growth and MidCap Value Funds are also subject to the risks of investing in small-cap companies. Investing in securities of smaller and mid-sized companies may be riskier than investing in larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to larger cap stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, a Fund’s NAV may be subject to rapid and substantial changes.

Non-Diversified Risk — The Growth Fund is classified as a non-diversified fund under the Act. Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives.

Portfolio Concentration Risk — Under normal circumstances, the National Tax-Free Intermediate Bond Fund invests at least 80% of its net assets plus any borrowings for investments purposes (measured at the time of purchase) in municipal bonds issued by or on behalf of the states, territories and possessions (such as Puerto Rico, the U.S. Virgin Islands and Guam) of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the income from which, in the opinion of bond counsel, is exempt from regular federal income and federal alternative minimum taxes. Alternatively, at least 80% of the Fund’s distributed income must be exempt from such taxes. The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their net assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of such Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of The Growth and MidCap Growth Funds may invest a significant amount of their assets in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Value Fund’s and MidCap Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth and the MidCap Value Funds concentrate in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

THE COMMERCE FUNDS

7. OTHER RISKS (continued)

The Bond Fund may invest up to 80% of its total assets in mortgage-backed and asset-backed securities. The Short-Term Government Fund invests at least 80% of its net assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and government mortgage-backed securities and may also purchase other mortgage-backed and asset-backed securities sold by private issuers. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates, and greater risk of default during periods of economic downturns than other securities. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value, MidCap Growth and MidCap Value Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, technology malfunctions, or programming flaws, among others. Results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology system malfunctions. The quantitative models used by the Adviser to manage The Growth, Value, MidCap Growth and MidCap Value Funds may not perform as expected, particularly in volatile markets.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, in their experience, Commerce and GSAM believe the risk of loss under these arrangements to be remote.

9. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued and Commerce and GSAM have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

10. OTHER MATTERS

Approval of Advisory Agreement for the Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund — At a meeting held on November 16, 2023 (the “Annual Contract Meeting”), the Board of Trustees (the “Board” or the ‘Trustees”) of The Commerce Funds (the “Trust”), including all of the Trustees who are not “interested persons”) (the “Independent Trustees”), as defined in the Investment Company Act of 1940 (the “1940 Act”), voting separately, reviewed and approved the continuance for an additional one-year period the advisory agreement (“the Advisory Agreement”) between the Trust and Commerce Investment Advisors, Inc. (“Commerce” or the “Adviser”) on behalf of the Growth Fund, Value

COMMERCE FUNDS

Notes to Financial Statements (continued)

10. OTHER MATTERS (continued)

Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund (each a “Fund,” and together, the ‘Funds”).

Prior to the Annual Contract Meeting, the Board received written materials provided by the Adviser and their independent consultant, Broadridge Financial Services, Inc. (“Broadridge”), relating to the Trustees’ consideration of the Advisory Agreement. During the Annual Contract Meeting, the Trustees also received and considered the Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the Independent Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law and met separately in executive session with independent counsel without members of management present.

In evaluating the Advisory Agreement, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Adviser and its services and personnel. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees reviewed materials relating to the Adviser’s investment management services. Specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer categories selected by Broadridge, a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after expense reimbursements) and the total expenses borne by the Funds in comparison to those borne by mutual fund peer groups selected by Broadridge; (iv) the Adviser’s staffing for the Funds and the experience of the portfolio managers and other investment personnel; (v) the fees paid by the Funds to the Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; (vi) the profitability of the Advisory Agreement to the Adviser, and a comparison of the Adviser’s profitability with publicly reported profitability information of other advisers; (vii) information about fees charged to institutional accounts for which an affiliate of the Adviser, Commerce Trust Company (“CTC”), performs services similar to those performed for the Funds; and (viii) potential economies of scale.

In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision. As part of their review, the Trustees considered the following factors:

Nature, Quality and Extent of Services – The Trustees reviewed the nature, quality and extent of the services provided by the Adviser to the Funds, considering each Fund’s investment objectives, strategies and shareholder base and the information received from management throughout the year. They considered the resources available to the Adviser and its key investment personnel and their experience and length of service to the Funds. They took into account the presentations provided by the Adviser’s investment personnel at each Board meeting, which included analyses of Fund operations, holdings and performance and detailed descriptions of the operation of the Funds’ investment philosophy and processes. The Trustees also considered the Adviser’s compliance record, investment and liquidity risk management programs, effectiveness of oversight over the Funds’ other service providers, communications to and support services for shareholders, adherence to the Funds’ investment policies, execution of portfolio transactions, cybersecurity and business continuity programs, selection of broker dealers and other similar factors.

The Trustees considered that the Adviser had invested significant resources in the Funds and provided capable and experienced portfolio management and compliance staff for the Funds’ operations. They took into account that the Adviser managed the Funds’ assets using a highly disciplined and analytic money management and credit research process and exhibited an ability to attract and retain high quality personnel. The Trustees considered the longevity and stability of the Funds’ portfolio managers serving the Funds and noted that the portfolio managers averaged over thirty years of experience in the portfolio management business. They also considered matters related to the Adviser’s communications, including providing clear and concise reports to the Board and updating the Trustees frequently on Fund compliance and performance issues. In addition, they noted that the Adviser and its affiliates had other client relationships with many of the Funds’ shareholders and

COMMERCE FUNDS

10. OTHER MATTERS (continued)

provided them with other services through these relationships. In addition, the Trustees took into account the Adviser’s compliance record and compliance oversight of the Funds’ other service providers. Accordingly, the Trustees concluded that the nature, quality, and extent of the services provided by the Adviser to each Fund under the Advisory Agreement was appropriate and that the Funds would benefit from the Adviser’s continued service to them.

Performance of the Funds – The Trustees considered the short-term and long-term performance of each Fund, bearing in mind the performance information that they received at the meeting and at various other Board meetings held throughout the year. They reviewed performance in light of the market conditions and each Fund’s investment objectives and strategies, including risk and credit parameters, as applicable. They also considered and discussed the Broadridge report and other information provided during the meeting, which included comparisons of each Fund’s performance with that of its benchmark and with the performance of comparable funds identified by Broadridge, and data on the risk and return measures of each Fund.

The Trustees evaluated the performance of the Growth Fund, the MidCap Growth Fund and the Value Fund (collectively, the “Equity Funds”) for various periods ended September 30, 2023. The Trustees considered that the MidCap Growth Fund and Growth Fund had outperformed their Lipper category medians for all periods except the year-to-date (“YTD”) and one-year period; and the Value Fund did not outperform its Lipper category median for any of the reported periods.

The Trustees examined the performance of the Bond Fund, the Short-Term Government Fund, the National Tax-Free Intermediate Bond Fund, the Missouri Tax-Free Intermediate Bond Fund, and the Kansas Tax-Free Intermediate Bond Fund (collectively, the “Fixed Income Funds”) for various periods ended September 30, 2023. Among other things, they considered that the Bond Fund had outperformed its benchmark index and Lipper category median for all periods; the Short Term Government Fund underperformed its benchmark index for all periods except the Quarter and YTD, and underperformed its Lipper category median for all periods except the YTD; the Missouri Tax-Free Intermediate Bond Fund underperformed its Lipper category median for all periods except the ten-year period, and underperformed its benchmark for all periods; and the National Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund underperformed their respective Lipper category median and benchmark index for all periods. In considering the benchmark performance for each of the state-specific Tax-Free Funds, the Board considered that the benchmarks included municipal securities of states other than those in which the state-specific Tax-Free Funds were invested. In considering the Fixed Income Funds’ performance, the Trustees considered the Adviser’s explanation of factors impacting performance.

Fund Fees and Expenses – The Trustees then examined the Funds’ advisory fees and total net operating expenses. They reviewed each Fund’s advisory fees and net expense ratios compared to similar funds as presented in the Broadridge report. They considered that the net advisory fees for the Short-Term Government Fund, Growth Fund, MidCap Growth Fund and Value Funds were below their respective Broadridge peer group averages, and net advisory fees of the Bond Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund were above their respective Broadridge peer group average. They considered that all of the Funds total net operating expenses were below their respective Broadridge peer group average, except the Bond Fund and National Tax-Free Intermediate Bond Fund, which were three and four basis points higher than their respective Broadridge peer group average. In addition, the Trustees considered the amount of assets in the Funds, the Funds’ share structure, the Adviser’s caps on total operating expenses for each of the Funds (except for the MidCap Growth Fund) and any reimbursements made by the Adviser to maintain those caps.

The Trustees took into account information provided at the meeting that compared the Funds’ advisory fees to advisory fees charged by CTC, the Adviser’s affiliate, to similar institutional accounts managed by CTC personnel. The Trustees considered that these accounts were not managed by the Adviser, but some of the Adviser’s same investment personnel provided advisory services to CTC. In certain instances, the fees charged were lower than the fees charged to the Funds and in other instances the fees were about the same or higher. The Trustees also noted that the Adviser provided significant additional services for the Funds that its affiliate did not provide to non-mutual fund clients, including but not limited to administrative

COMMERCE FUNDS

Notes to Financial Statements (continued)

10. OTHER MATTERS (continued)

services, regulatory compliance support and testing, Board support, oversight of the Funds’ other service providers, comprehensive risk management monitoring and various other services.

Costs of Services and Profits Realized by the Adviser – The Board examined the Adviser’s cost of providing advisory services to the Funds, both on a pre-marketing and post-marketing cost basis, as well as its profitability. The Trustees considered that the Adviser appeared to have a rigorous and consistent program in place to control Fund expenses and noted that six of the eight Funds had total net operating expenses under their respective Broadridge peer group averages and that one Fund was four basis point above its respective Broadridge peer group average. They considered the Adviser’s profitability in light of the profitability of other investment advisers’ publicly-reported profitability margins and that Commerce remained within the range of reported profitability margins. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser did not suggest that the Funds’ advisory fees were excessive.

Economies of Scale – The Trustees also considered that the Funds (other than the Growth and the Value Funds) had breakpoints in their respective advisory fee schedules. In addition, they considered that the Adviser was reimbursing expenses to certain of the Funds to keep them within their fee caps.

Fall-Out Benefits – The Trustees further considered that the Adviser benefitted from its relationship with the Funds through, among other things, its contract as a Co-Administrator of the Funds, and the Funds’ contribution to the scale of the Adviser’s advisory business. The Trustees noted that they received regular, quarterly reports on the Adviser’s soft dollar program and information relating to the Adviser’s view that its program was in compliance with Section 28(e) of the Securities Exchange Act of 1934. They considered the Adviser’s view that it did not “pay up” for soft dollar trades and had a system in place to test for best execution, which was regularly reviewed by the Board.

Conclusion – The Trustees reviewed and discussed the information that had been submitted to them in connection with the reapproval of the Advisory Agreement. They gave weight to various factors but did not identify any particular factor as controlling their decision. The Trustees considered the Broadridge comparative information with respect to Fund performance, fees and profitability of the Adviser, Fund assets levels, each Fund’s shareholder base and distribution model and Commerce’s relationship with and services to the shareholders. After further discussion, the Trustees concluded that the investment advisory fees paid by the Funds were reasonable in light of the services provided by the Adviser, Fund performance, the Adviser’s costs and the Funds’ current and reasonably foreseeable asset levels as well as the fallout benefits to the Adviser. For these reasons, the Board determined that the Advisory Agreement should be reapproved and continued with respect to each Fund.

Approval of Advisory Agreement for The MidCap Value Fund — At a meeting held on August 15, 2023 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of The Commerce Funds (the “Trust”), including all of the Trustees who are not “interested persons”) (the “Independent Trustees”), as defined in the Investment Company Act of 1940 (the “1940 Act”), voting separately, reviewed and approved an initial two- year term of the advisory agreement (“Advisory Agreement”) between the Trust, on behalf of the MidCap Value Fund (the “Fund”), a new series of the Trust, and Commerce Investment Advisors, Inc. (“Commerce” or the “Adviser”).

Prior to the Meeting, the Board received written materials provided by the Adviser and their independent consultant, Broadridge Financial Services, Inc. (“Broadridge”), relating to the Trustees’ consideration of the Advisory Agreement. During the Meeting, the Trustees also received and considered the Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the Independent Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law and met separately in executive session with independent counsel without members of management present.

The Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the proposed advisory fee and the estimated total expenses expected to be borne by the Fund in comparison to those borne by

COMMERCE FUNDS

10. OTHER MATTERS (continued)

mutual fund peer groups selected by Broadridge; (iii) the Adviser’s staffing for the Fund and the experience of the portfolio managers and other investment personnel, including with other funds of the Trust; and (iv) potential economies of scale. The Trustees also considered the fact that they oversee other funds advised by the Adviser, as well as information about the Adviser they had received in connection with their oversight of those other funds, including about the Adviser’s services and personnel. Because the Fund is newly formed and had not commenced operations at the time of the Trustees’ review, certain information, including data relating to the Fund’s performance, was not available.

In connection with their approval of the Advisory Agreement for the Fund, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Advisory Agreement included, but were not limited to, the factors listed below.

Nature, Quality and Extent of Services – The Trustees reviewed the nature, quality and extent of services to be provided by the Adviser to the Fund, considering the Fund’s investment objective, strategies, and expected shareholder base, and the information received from the Adviser at the meeting and throughout the year relating to other funds advised by the Adviser. The Trustees considered the resources to be dedicated to the Fund by the Adviser and considered their experience with other funds advised by the Adviser. In this regard, the Trustees considered not only the advisory services proposed to be provided by the Adviser to the Fund, but also the co-administrative services proposed to be provided by the Adviser to the Fund.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the scope of the services to be provided to the Fund under the Advisory Agreement was consistent with the Fund’s operational requirements, and that the Adviser had the capabilities, resources, and personnel necessary to provide the advisory services that would be required by the Fund. The Trustees determined that the nature, extent and quality of services proposed to be provided under the Advisory Agreement supported approval of the Advisory Agreement.

Performance of the Fund – Because the Fund had not yet commenced operations, performance information for the Fund was not considered; however, the Trustees considered the Adviser’s performance and reputation generally in relation to other funds advised by the Adviser, and the historical responsiveness of the Adviser to the Board in this regard. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreement, that these relevant factors supported approval of the Advisory Agreement.

Fund Fees and Expenses – Although the Fund had not yet commenced operations at the time of the Trustees’ review of the Advisory Agreement, the Trustees reviewed information comparing the proposed advisory fees and estimated total expenses of the Fund with the fees and expenses of comparable funds prepared by Broadridge, including information about how those comparable funds were selected and information about differences in such fees. In evaluating the Fund’s proposed advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund. The Trustees also noted that the Fund would have an expense cap in place. In addition, the Trustees considered information regarding the co- administrative fees to be paid by the Fund to the Adviser.

Because the Fund had not yet commenced operations, historical profitability information with respect to the Fund was not considered. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the advisory fees and expenses proposed to be charged to the Fund were fair and reasonable, and supported the approval of the Advisory Agreement.

Economies of Scale – The Trustees considered the extent to which the Adviser may realize economies of scale in the provision of services by the Adviser and whether those economies could be shared with the Fund through breakpoints in its investment advisory fees or other means, such as an expense cap. The Trustees noted that the Fund will be subject to an expense cap. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding

COMMERCE FUNDS

Notes to Financial Statements (continued)

10. OTHER MATTERS (continued)

the Advisory Agreement, that the extent to which economies of scale might be shared with the Fund supported the approval of the Advisory Agreement.

Fall-Out Benefits – The Trustees further considered that the Adviser would benefit from its relationship with the Fund through, among other things, its proposed contract as a Co- Administrator of the Fund, and the Fund’s anticipated contribution to the scale of the Adviser’s advisory business. The Trustees noted the Adviser’s potential use of soft dollars with respect to the Fund. The Trustees considered that for these other funds, the Adviser did not “pay up” for soft dollar trades and had a system in place to test for best execution, which was regularly reviewed by the Board.

Conclusion – The Trustees also considered other factors, which included but were not limited to the compliance-related resources the Adviser would provide to the Fund, and the nature, quality, cost and extent of co-administrative services to be performed by the Adviser under the Co-Administration Agreement. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the Advisory Agreement should be approved with respect to the Fund.

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	The Growth Fund
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Fiscal Year Ended October 31, 2023
	Shares	Shares
Shares sold	691,019	1,140,268
Reinvestment of distributions	63,247	95,735
Shares redeemed	(1,179,710)	(857,110)

Net Increase (Decrease)	(425,444)	378,893

	The Value Fund
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Fiscal Year Ended October 31, 2023
	Shares	Shares
Shares sold	1,023,704	873,696
Reinvestment of distributions	160,402	363,363
Shares redeemed	(1,176,818)	(1,805,450)

Net Increase (Decrease)	7,288	(568,391)

	The Midcap Growth Fund
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Fiscal Year Ended October 31, 2023
	Shares	Shares
Shares sold	247,855	584,730
Reinvestment of distributions	88,505	22,700
Shares redeemed	(680,733)	(832,056)

Net Decrease	(344,373)	(224,626)

COMMERCE FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

		The Midcap Value Fund(a)
		For the Period ended April 30, 2024 (Unaudited)
		Shares
Shares sold		1,602,609

Net Increase		1,602,609
(a) Commenced operations on November 13, 2023.

	The Bond Fund
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Fiscal Year Ended October 31, 2023
	Shares	Shares
Shares sold	7,557,903	14,410,164
Reinvestment of distributions	320,590	572,561
Shares redeemed	(6,143,043)	(10,883,754)

Net Increase	1,735,450	4,098,971

	The Short-Term Government Fund
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Fiscal Year Ended October 31, 2023
	Shares	Shares
Shares sold	113,857	134,763
Reinvestment of distributions	19,558	37,542
Shares redeemed	(215,998)	(1,676,181)

Net Decrease	(82,583)	(1,503,876)

	The National Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Fiscal Year Ended October 31, 2023
	Shares	Shares
Shares sold	2,753,683	5,562,147
Reinvestment of distributions	14,208	19,083
Shares redeemed	(2,373,282)	(7,244,872)

Net Increase (Decrease)	394,609	(1,663,642)

COMMERCE FUNDS

Notes to Financial Statements (continued)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	The Missouri Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Fiscal Year Ended October 31, 2023
	Shares	Shares
Shares sold	1,630,307	2,750,782
Reinvestment of distributions	15,396	35,270
Shares redeemed	(2,670,388)	(6,248,661)

Net Decrease	(1,024,685)	(3,462,609)

	The Kansas Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Fiscal Year Ended October 31, 2023
	Shares	Shares
Shares sold	754,347	1,119,608
Reinvestment of distributions	5,329	14,253
Shares redeemed	(1,346,309)	(2,441,805)

Net Decrease	(586,633)	(1,307,944)

THE COMMERCE FUNDS

Fund Expenses – Six Month Period Ended April 30, 2024 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 through April 30, 2024, which represents a period of 182 days in a 366-day year.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class	Beginning Account Value 11/1/23	Ending Account Value 4/30/24		Expenses Paid for the 6 months ended 4/30/24*	Beginning Account Value 11/1/23	Ending Account Value 4/30/24		Expenses Paid for the 6 months ended 4/30/24*	Beginning Account Value 11/1/23	Ending Account Value 4/30/24		Expenses Paid for the 6 months ended 4/30/24*	Beginning Account Value 11/1/23	Ending Account Value 4/30/24		Expenses Paid for the Period ended 4/30/24*
	The Growth Fund				The Value Fund				The MidCap Growth Fund				The MidCap Value Fund
Actual	$1,000.00	$1,216.60		$3.80	$1,000.00	$1,155.40		$3.70	$1,000.00	$1,165.00		$4.36	$1,000.00	$1,150.10		$3.47
Hypothetical 5% return	1,000.00	1,021.43	+	3.47	1,000.00	1,021.43	+	3.47	1,000.00	1,020.85	+	4.07	1,000.00	1,019.86	+	3.26

*	Expenses are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the period from November 13, 2023 (commencement of operations) ending April 30, 2024 for the MidCap Value Fund, and the six months ended April 30, 2024 for all other Funds. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund
Growth Fund	0.69%
Value Fund	0.69
MidCap Growth Fund	0.81
MidCap Value Fund	0.70

+	Hypothetical expenses are based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses.

THE COMMERCE FUNDS

Share Class	Beginning Account Value 11/1/23	Ending Account Value 4/30/24		Expenses Paid for the 6 months ended 4/30/24*	Beginning Account Value 11/1/23	Ending Account Value 4/30/24		Expenses Paid for the 6 months ended 4/30/24*	Beginning Account Value 11/1/23	Ending Account Value 4/30/24		Expenses Paid for the 6 months ended 4/30/24*	Beginning Account Value 11/1/23	Ending Account Value 4/30/24		Expenses Paid for the 6 months ended 4/30/24*
	The Bond Fund				The Short-Term Government Fund				The National Tax-Free Intermediate Bond Fund				The Missouri Tax-Free Intermediate Bond Fund
Actual	$1,000.00	$1,054.90		$3.32	$1,000.00	$1,033.70		$3.44	$1,000.00	$1,070.50		$3.19	$1,000.00	$1,072.30		$3.56
Hypothetical 5% return	1,000.00	1,021.63	+	3.27	1,000.00	1,021.48	+	3.42	1,000.00	1,021.78	+	3.12	1,000.00	1,021.43	+	3.47

*	Expenses are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2024. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund
Bond Fund	0.65%
Short Term Government Fund	0.68
National Tax-Free Intermediate Bond Fund	0.62
Missouri Tax-Free Intermediate Bond Fund	0.69

+	Hypothetical expenses are based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses.

Share Class	Beginning Account Value 11/1/23	Ending Account Value 4/30/24		Expenses Paid for the 6 months ended 4/30/24*
	The Kansas Tax-Free Intermediate Bond Fund
Actual	$1,000.00	$1,066.50		$3.60
Hypothetical 5% return	1,000.00	1,021.38	+	3.52

*	Hypothetical expenses are based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses. Expenses are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2024. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund
Kansas Tax-Free Intermediate Bond Fund	0.70%

+	Hypothetical expenses are based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses.

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[THIS PAGE INTENTIONALLY LEFT BLANK]

 ADVISER AND CO-ADMINISTRATOR

COMMERCE INVESTMENT ADVISORS, INC.

1000 Walnut, 15th Floor, Suite 1580

Kansas City, Missouri 64106

 CUSTODIAN/ACCOUNTING AGENT

STATE STREET BANK & TRUST COMPANY

1 Lincoln Street

Boston, Massachusetts 02111

 TRANSFER AGENT

SS&C Global Investor & Distribution Solutions, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02167

 DISTRIBUTOR

Goldman Sachs & Co. LLC

200 West Street

New York, New York 10282

CO-ADMINISTRATOR

Goldman Sachs Asset Management, L.P.

200 West Street

New York, New York 10282

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

Two Financial Center

60 South Street

Boston, Massachusetts 02111

LEGAL COUNSEL

Stradley Ronon Stevens & Young, LLP

2000 K Street, N.W., Suite 700

Washington, District of Columbia 20006

 IMPORTANT INFORMATION

This Semi-Annual Report contains facts concerning The Commerce Funds’ objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.

The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, which receives a fee for its services. The Commerce Funds are distributed by Goldman Sachs & Co. LLC.

The Commerce Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at http://www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Commerce Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change, upon request by calling 1-800-995-6365 and (ii) on the SEC’s website at http://www.sec.gov.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the Prospectus carefully before investing or sending money. The Prospectus contains this and other information about a Fund and may be obtained from your authorized dealer or from Commerce Funds by calling 1-800-995-6365.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Commerce Funds

TRUSTEES

J.-J. Landers Carnal
Chairman

Scott D. Monette
Lead Independent Trustee

James G. Morris

Erika Z. Schenk

V. Raymond Stranghoener

OFFICERS

William Schuetter
President

Laura Spidle
Vice President, Chief Compliance Officer;
Anti-Money Laundering Officer and Secretary

Jeffrey Bolin
Vice President and Assistant Treasurer

Peter W. Fortner
Chief Accounting Officer and Treasurer

Ericka Sieger
Assistant Treasurer

Melissa O. Fragapane
Assistant Secretary

COMMERCE FUNDS

1000 Walnut Street, 15th Floor, Suite 1580
Kansas City, Missouri 64106

WWW.COMMERCEFUNDS.COM

1-800-995-6365

369822-OTU-05/2024

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material change to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS

(a)(1)	The information required by this Item is only required in an annual report on this Form N-CSR.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ Bill Schuetter
Bill Schuetter
President
June 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Bill Schuetter
Bill Schuetter
President
The Commerce Funds
June 21, 2024

/s/ Peter W. Fortner
Peter W. Fortner
Chief Accounting Officer
The Commerce Funds
June 21, 2024